UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Semiannual Report June 30, 2007

EATON VANCE
BALANCED
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Balanced Fund as of June 30, 2007

investment update

Arieh Coll

Portfolio Manager,

Capital Growth Portfolio

Elizabeth S. Kenyon, CFA

Co-Portfolio Manager, Investment

Grade Income Portfolio

Duke E. Laflamme, CFA

Co-Portfolio Manager, Investment

Grade Income Portfolio

Michael R. Mach, CFA

Portfolio Manager,

Large-Cap Value Portfolio

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, Eaton Vance Balanced Fund’s (the Fund) Class A shares had a total return of 9.72%. This return was the result of an increase in net asset value (NAV) per share to $8.21 on June 30, 2007, from $7.60 on December 31, 2006, and the reinvestment of $0.125 per share in dividends.(1)

•                  The Fund’s Class B shares had a total return of 9.45% for the same period, the result of an increase in NAV per share to $8.22 from $7.60, and the reinvestment of $0.096 per share in dividends.(1)

•                  The Fund’s Class C shares had a total return of 9.43% for the same period, the result of an increase in NAV per share to $8.24 from $7.62, and the reinvestment of $0.096 per share in dividends.(1)

•                  For comparison, during the same period, the S&P 500 Index had a total return of 6.96%; the Lehman Brothers U.S. Government/Credit Index had a total return of 0.97%; and the Lehman Brothers U.S. Aggregate Bond Index had a total return of 0.98%. The average total return of the Fund’s Lipper peer group, Lipper Mixed-Asset Target Allocation Growth Classification, was 5.93%.(2)

Management Discussion

•                  The Fund allocates its assets among common stocks and fixed-income securities, with its equity holdings further diversified among growth and value-oriented stocks. This allocation is achieved through the Fund’s investments in two equity Portfolios — Capital Growth Portfolio and Large-Cap Value Portfolio — and a fixed-income Portfolio, Investment Grade Income Portfolio. During the six months ended June 30, 2007, the Fund outperformed its Lipper peer group average as well as the S&P 500 Index.

Performance was driven primarily by strong stock selection in Capital Growth Portfolio, but the Fund also benefited from solid performance in Large-Cap Value Portfolio.(2)

•                  The U.S. stock markets posted positive returns in the first half of 2007, albeit amid increasing volatility. The economy slowed somewhat in the first quarter of 2007, and signs of higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity. In the bond market, investors faced the headwinds of rising intermediate and long-term bond yields and widening credit spreads, as Federal Reserve Board concerns about higher inflation dampened the performance of bonds in nearly all sectors.

•                  At June 30, 2007, the Fund invested approximately 39% of its net assets in Capital Growth Portfolio, which invests primarily in a broadly diversified list of seasoned common stocks. In this Portfolio, holdings in the information technology, industrials, and consumer discretionary sectors made the largest contributions to performance during the period, while construction stocks led in the industrials sector. Specialty retail stocks were the strongest contributors in the consumer discretionary sector. The telecommunications and financials sectors also made solid contributions to the Portfolio’s relative performance during the period. Energy and utilities stocks were the only underperforming sectors, but neither detracted significantly from the Portfolio’s relative performance versus the S&P 500 Index.(2),(3)

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. The S&P 500 Index is a broad-based, unmanaged market index of common stocks commonly used to measure the performance of the U.S. stock market; the Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds; the Lehman Brothers U.S. Aggregate Bond Index is a broad-based, unmanaged index used to measure the performance of investment-grade bonds.

(3)	Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•                  At June 30, 2007, the Fund invested approximately 33% of its net assets in Large-Cap Value Portfolio, which invests primarily in value stocks of large-cap companies. During the period, Portfolio holdings in the utilities, consumer discretionary, materials, consumer staples and information technology sectors all outperformed, primarily due to stock selection. Energy and industrials stocks also made positive, albeit lesser, contributions to relative returns. There were no significant detractors during the period, although the Portfolio’s holdings in the financials and health care sectors lagged similar stocks in the S&P 500 Index somewhat.(2),(3)

•                  At June 30, 2007, the Fund invested approximately 28% of its net assets in Investment Grade Income Portfolio, which invests primarily in fixed-income securities.(1) During the period, this Portfolio’s performance was in line with its fixed-income benchmark index, the Lehman Brothers U.S. Government/Credit Index.(2) Management kept maturities short in anticipation of rising interest rates and widening credit yield spreads. In addition to a defensive duration posture — i.e., remaining less sensitive to interest-rate changes — the Portfolio also had a defensive bias in its corporate and mortgage holdings. With a rise in intermediate- and long-term yields during the period and a widening in credit spreads — both of which dampened bond performance generally — these strategies were beneficial for the Portfolio’s returns.(3)

(1)

These securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), and asset-backed securities (including collateralized debt obligations).

(2)

It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

(3)	Sector weightings are subject to change due to active management.

Asset Allocation

By net assets

As a percentage of Fund net assets as of 6/30/07. Asset Allocation may not be representative of the Fund’s current or future investments and may change due to active management.

Investment Grade Income Portfolio Allocation

As a percentage of the Investment Grade Income Portfolio’s total investments

As of 6/30/07, Investment Grade Income Portfolio represented approximately 28% of the Fund’s net assets. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Equity Assets — Top 10 Sector Weightings

By net assets

As of 6/30/07, investments in Capital Growth Portfolio represented approximately 39% of the Fund’s net assets, while Large-Cap Value Portfolio represented approximately 33% of the Fund’s net assets. Portfolio information may not be representative of the Fund’s or the Portfolios’ current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Balanced Fund as of June 30, 2007

Fund peRFORmanCe

Performance as of 6/30/07(1) Share Class Symbol	Class A EVIFX	Class B EMIFX	Class C ECIFX
Average Annual Total Returns (at net asset value)
Six Months	9.72%	9.45%	9.43%
One Year	22.11	21.35	21.28
Five Years	11.03	10.21	10.22
Ten Years	6.40	5.58	5.52
Life of Fund†	9.66	7.56	7.35
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	3.46%	4.45%	8.43%
One Year	15.08	16.35	20.28
Five Years	9.70	9.94	10.22
Ten Years	5.78	5.58	5.52
Life of Fund†	9.58	7.56	7.35

†Inception Dates – Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.18%	1.93%	1.93%

(2)	From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Balanced Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Balanced Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,097.20	$6.08
Class B	$1,000.00	$1,094.50	$9.97
Class C	$1,000.00	$1,094.30	$9.97
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.86
Class B	$1,000.00	$1,015.30	$9.59
Class C	$1,000.00	$1,015.30	$9.59

* Expenses are equal to the Fund's annualized expense ratio of 1.17% for Class A shares, 1.92% for Class B shares, and 1.92% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Balanced Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Capital Growth Portfolio, at value (identified cost, $72,887,864)	$95,044,105
Investment in Investment Grade Income Portfolio, at value (identified cost, $68,988,017)	68,450,187
Investment in Large-Cap Value Portfolio, at value (identified cost, $58,563,643)	80,366,420
Receivable for Fund shares sold	740,983
Total assets	$244,601,695
Liabilities
Payable for Fund shares redeemed	$316,262
Payable to affiliate for distribution and service fees	169,350
Payable to affiliate for Trustees' fees	898
Accrued expenses	85,453
Total liabilities	$571,963
Net Assets	$244,029,732
Sources of Net Assets
Paid-in capital	$181,151,708
Accumulated undistributed net realized gain from Portfolios (computed on the basis of identified cost)	20,660,228
Accumulated distributions in excess of net investment income	(1,203,392)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	43,421,188
Total	$244,029,732
Class A Shares
Net Assets	$193,339,146
Shares Outstanding	23,535,750
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.21
Maximum Offering Price Per Share (100 ÷ 94.25 of $8.21)	$8.71
Class B Shares
Net Assets	$31,174,593
Shares Outstanding	3,792,537
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.22
Class C Shares
Net Assets	$19,515,993
Shares Outstanding	2,368,528
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest allocated from Portfolios	$1,831,766
Dividends allocated from Portfolios (net of foreign taxes, $13,422)	1,306,790
Securities lending income allocated from Portfolios, net	73,949
Expenses allocated from Portfolios	(815,649)
Net investment income from Portfolios	$2,396,856
Expenses
Trustees' fees and expenses	$1,756
Distribution and service fees Class A	218,200
Class B	154,401
Class C	86,869
Transfer and dividend disbursing agent fees	121,090
Legal and accounting services	33,440
Printing and postage	23,420
Custodian fee	17,390
Registration fees	13,350
Miscellaneous	872
Total expenses	$670,788
Net investment income	$1,726,068
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,618,872
Swap contracts	14,165
Foreign currency transactions	(3,580)
Net realized gain	$13,629,457
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$5,429,771
Swap contracts	(18,053)
Foreign currency	48
Net change in unrealized appreciation (depreciation)	$5,411,766
Net realized and unrealized gain	$19,041,223
Net increase in net assets from operations	$20,767,291

See notes to financial statements
5

Eaton Vance Balanced Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$1,726,068	$3,089,074
Net realized gain from investment transactions, swap contracts and foreign currency transactions	13,629,457	12,950,355
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency	5,411,766	11,318,912
Net increase in net assets from operations	$20,767,291	$27,358,341
Distributions to shareholders — From net investment income Class A	$(2,825,298)	$(2,511,527)
Class B	(367,843)	(281,470)
Class C	(212,208)	(131,350)
From net realized gain Class A	—	(3,624,747)
Class B	—	(694,532)
Class C	—	(362,843)
Total distributions to shareholders	$(3,405,349)	$(7,606,469)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$22,855,322	$8,554,496
Class B	3,425,387	4,520,431
Class C	2,933,874	3,941,146
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,876,658	4,589,254
Class B	294,036	799,604
Class C	174,930	414,028
Cost of shares redeemed Class A	(11,740,817)	(19,387,825)
Class B	(3,454,309)	(7,897,525)
Class C	(1,425,752)	(3,374,681)
Net asset value of shares exchanged Class A	2,939,380	4,641,066
Class B	(2,939,380)	(4,641,066)
Net increase (decrease) in net assets from Fund share transactions	$14,939,329	$(7,841,072)
Net increase in net assets	$32,301,271	$11,910,800

Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
At beginning of period	$211,728,461	$199,817,661
At end of period	$244,029,732	$211,728,461
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,203,369)	$475,889

See notes to financial statements
6

Eaton Vance Balanced Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.600		$6.900		$6.650		$6.040		$4.990	$5.910
Income (loss) from operations
Net investment income	$0.067		$0.123		$0.078		$0.070		$0.022	$0.043
Net realized and unrealized gain (loss)	0.668		0.866		0.274		0.623		1.073	(0.908)
Total income (loss) from operations	$0.735		$0.989		$0.352		$0.693		$1.095	$(0.865)
Less distributions
From net investment income	$(0.125)		$(0.117)		$(0.102)		$(0.083)		$(0.045)	$(0.049)
From net realized gain	—		(0.172)		—		—		—	—
From tax return of capital	—		—		—		—		—	(0.006)
Total distributions	$(0.125)		$(0.289)		$(0.102)		$(0.083)		$(0.045)	$(0.055)
Net asset value — End of period	$8.210		$7.600		$6.900		$6.650		$6.040	$4.990
Total Return(2)	9.72	%(6)	14.47%		5.35%		11.57%		22.04%	(14.70)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$193,339		$163,835		$150,343		$155,088		$139,528	$123,816
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.17	%(4)(5)	1.18	%(4)	1.20	%(4)	1.21	%(4)	1.25%	1.23%
Expenses after custodian fee reduction(3)	1.17	%(4)(5)	1.18	%(4)	1.20	%(4)	1.21	%(4)	1.25%	1.23%
Net investment income	1.71	%(4)(5)	1.69	%(4)	1.19	%(4)	1.13	%(4)	0.40%	0.81%
Portfolio Turnover of the Capital Growth Portfolio	72%		158%		222%		213%		240%	231%
Portfolio Turnover of the Investment Grade Income Portfolio	104%		93%		66%		71%		65%	55%
Portfolio Turnover of the Large-Cap Value Portfolio	16%		52%		72%		56%		57%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(4)  The Adviser voluntarily waived a portion of its investment advisory fees and/or reimbursed expenses on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Balanced Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.600		$6.900		$6.620		$6.000		$4.950	$5.870
Income (loss) from operations
Net investment income (loss)	$0.038		$0.067		$0.029		$0.023		$(0.019)	$0.003
Net realized and unrealized gain (loss)	0.678		0.867		0.265		0.622		1.072	(0.905)
Total income (loss) from operations	$0.716		$0.934		$0.294		$0.645		$1.053	$(0.902)
Less distributions
From net investment income	$(0.096)		$(0.062)		$(0.014)		$(0.025)		$(0.003)	$(0.015)
From net realized gain	—		(0.172)		—		—		—	—
From tax return of capital	—		—		—		—		—	(0.003)
Total distributions	$(0.096)		$(0.234)		$(0.014)		$(0.025)		$(0.003)	$(0.018)
Net asset value — End of period	$8.220		$7.600		$6.900		$6.620		$6.000	$4.950
Total Return(2)	9.45	%(6)	13.60%		4.50%		10.63%		21.30%	(15.38)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,175		$31,414		$35,406		$39,336		$47,909	$34,516
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.92	%(4)(5)	1.93	%(4)	1.95	%(4)	1.96	%(4)	2.00%	1.98%
Expenses after custodian fee reduction(3)	1.92	%(4)(5)	1.93	%(4)	1.95	%(4)	1.96	%(4)	2.00%	1.98%
Net investment income (loss)	0.96	%(4)(5)	0.92	%(4)	0.44	%(4)	0.37	%(4)	(0.35)%	0.06%
Portfolio Turnover of the Capital Growth Portfolio	72%		158%		222%		213%		240%	231%
Portfolio Turnover of the Investment Grade Income Portfolio	104%		93%		66%		71%		65%	55%
Portfolio Turnover of the Large-Cap Value Portfolio	16%		52%		72%		56%		57%	—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(4)  The Adviser voluntarily waived a portion of its investment advisory fees and/or reimbursed expenses on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Balanced Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.620		$6.910		$6.630		$6.020		$4.970	$5.890
Income (loss) from operations
Net investment income (loss)	$0.038		$0.069		$0.029		$0.024		$(0.019)	$0.003
Net realized and unrealized gain (loss)	0.678		0.875		0.266		0.613		1.072	(0.904)
Total income (loss) from operations	$0.716		$0.944		$0.295		$0.637		$1.053	$(0.901)
Less distributions
From net investment income	$(0.096)		$(0.062)		$(0.015)		$(0.027)		$(0.003)	$(0.016)
From net realized gain	—		(0.172)		—		—		—	—
From tax return of capital	—		—		—		—		—	(0.003)
Total distributions	$(0.096)		$(0.234)		$(0.015)		$(0.027)		$(0.003)	$(0.019)
Net asset value — End of period	$8.240		$7.620		$6.910		$6.630		$6.020	$4.970
Total Return(2)	9.43	%(6)	13.73%		4.43%		10.66%		21.25%	(15.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,516		$16,480		$14,069		$13,211		$10,344	$6,938
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.92	%(4)(5)	1.93	%(4)	1.95	%(4)	1.96	%(4)	2.00%	1.98%
Expenses after custodian fee reduction(3)	1.92	%(4)(5)	1.93	%(4)	1.95	%(4)	1.96	%(4)	2.00%	1.98%
Net investment income (loss)	0.96	%(4)(5)	0.95	%(4)	0.44	%(4)	0.38	%(4)	(0.35)%	0.06%
Portfolio Turnover of the Capital Growth Portfolio	72%		158%		222%		213%		240%	231%
Portfolio Turnover of the Investment Grade Income Portfolio	104%		93%		66%		71%		65%	55%
Portfolio Turnover of the Large-Cap Value Portfolio	16%		52%		72%		56%		57%	—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(4)  The Adviser voluntarily waived a portion of its investment advisory fees and/or reimbursed expenses on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
9

Eaton Vance Balanced Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the following three Portfolios: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York trusts. The investment objectives and policies of the three Portfolios combined are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (83.3%, 59.5% and 1.4%, respectively, at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies of the Portfolios are as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

10

Eaton Vance Balanced Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM,) respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be

11

Eaton Vance Balanced Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	2,856,541	1,185,340
Issued to shareholders electing to receive payments of distributions in Fund shares	234,892	615,509
Redemptions	(1,482,606)	(2,684,141)
Exchange from Class B shares	369,722	638,476
Net increase (decrease)	1,978,549	(244,816)
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	430,345	627,513
Issued to shareholders electing to receive payments of distributions in Fund shares	36,727	106,723
Redemptions	(435,534)	(1,096,335)
Exchange to Class A shares	(369,770)	(638,487)
Net decrease	(338,232)	(1,000,586)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	364,828	541,360
Issued to shareholders electing to receive payments of distributions in Fund shares	21,793	55,033
Redemptions	(179,994)	(469,004)
Net increase	206,627	127,389

4  Transactions with Affiliates

EVM serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged BMR, a subsidiary of EVM, to render investment advisory services. For the Capital Growth Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the Investment Grade Income Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the Large-Cap Value Portfolio, the fee is computed at the annual rate of 0.625% of the Portfolio's average daily net assets. BMR has contractually agreed to reduce its advisory fee for Large-Cap Value Portfolio to 0.600% annually on net assets of $2 billion but less than $5 billion and to further reduce its advisory fee on net assets of $5 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on March 27, 2006. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $9,177 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $19,746 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $218,200 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the

12

Eaton Vance Balanced Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $115,801 and $65,152 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $366,000 and $2,104,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $38,600 and $21,717 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 15, 2006, Class A shares of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $0, $22,000 and $300 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

For the six months ended June 30, 2007, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Capital Growth Portfolio	$9,343,362	$18,560,604
Investment Grade Income Portfolio	3,239,929	480,518
Large-Cap Value Portfolio	21,779,917	4,814,623

8  Investment in Portfolios

For the six months ended June 30, 2007, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Capital Growth Portfolio	Investment Grade Income Portfolio	Large-Cap Value Portfolio	Total
Dividend and interest income	$769,504	$1,609,054	$759,998	$3,138,556
Securities lending income, net	56,389	12,671	4,889	73,949
Expenses	(342,516)	(258,191)	(214,942)	(815,649)
Net investment income	$483,377	$1,363,534	$549,945	$2,396,856
Net realized gain (loss) —
Investment transactions	$11,968,565	$46,069	$1,604,238	$13,618,872
Swap contracts	—	14,165	—	14,165
Foreign currency transactions	(2,691)	—	(889)	(3,580)
Net realized gain	$11,965,874	$60,234	$1,603,349	$13,629,457
Change in unrealized appreciation (depreciation)
Investments	$2,177,929	$(825,006)	$4,076,848	$5,429,771
Swap contracts	—	(18,053)	—	(18,053)
Foreign currency	88	—	(40)	48
Net change in unrealized appreciation (depreciation)	$2,178,017	$(843,059)	$4,076,808	$5,411,766

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized

13

Eaton Vance Balanced Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Eaton Vance Balanced Fund as of June 30, 2007

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

15

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

16

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the Capital Growth Portfolio, the Large-Cap Value Portfolio and the Investment Grade Income Portfolio (the "Portfolios"), the portfolios in which the Eaton Vance Balanced Fund (the "Fund") invests, each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For the Capital Growth Portfolio and the Large-Cap Value Portfolio, the Board noted the Advisor's in-house equity research capabilities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

17

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund as well as the performance for various time periods of the Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Balanced Fund

INVESTMENT MANAGEMENT

Eaton Vance Balanced Fund

Officers
Thomas E. Faust Jr.
President and Trustee
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

19

Eaton Vance Balanced Fund

INVESTMENT MANAGEMENT CONT'D

Capital Growth Portfolio
Investment Grade Income Portfolio
Large-Cap Value Portfolio

Officers
Elizabeth S. Kenyon
President and Portfolio
Manager of Investment
Grade Income Portfolio
Duncan W. Richardson
President of Capital
Growth Portfolio and
Large-Cap Value Portfolio
Arieh Coll
Vice President and Portfolio
Manager of Capital Growth
Portfolio
Duke E. Laflamme
Vice President and Portfolio
Manager of Investment
Grade Income Portfolio
Thomas H. Luster
Vice President of Investment
Grade Income Portfolio
Michael R. Mach
Vice President and Portfolio
Manager of Large-Cap Value
Portfolio
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

20

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.1%
Security	Shares	Value
Auto Components — 0.3%
Spartan Motors, Inc.	18,000	$306,360
		$306,360
Biotechnology — 5.0%
Celgene Corp.(1)	31,300	$1,794,429
Cephalon, Inc.(1)(2)	27,200	2,186,608
Genzyme Corp.(1)	20,000	1,288,000
Gilead Sciences, Inc.(1)	12,000	465,240
		$5,734,277
Capital Markets — 1.6%
Blackstone Group LP(1)(2)	16,807	$491,941
FCStone Group, Inc.(1)(2)	5,161	295,777
LYXOR ETF CAC 40	12,000	1,005,295
		$1,793,013
Commercial Banks — 0.5%
National Bank of Greece SA ADR(2)	46,000	$527,160
		$527,160
Communications Equipment — 10.0%
CommScope, Inc.(1)	63,000	$3,676,050
Research in Motion, Ltd.(1)	26,268	5,253,337
Riverbed Technology, Inc.(1)(2)	58,000	2,541,560
		$11,470,947
Computer Peripherals — 1.7%
Apple, Inc.(1)	9,600	$1,171,584
Brocade Communications Systems, Inc.(1)	94,000	735,080
		$1,906,664
Construction & Engineering — 7.5%
Fluor Corp.	15,700	$1,748,509
Foster Wheeler, Ltd.(1)	63,900	6,836,661
		$8,585,170
Containers & Packaging — 1.8%
Owens-Illinois, Inc.(1)	60,000	$2,100,000
		$2,100,000

Security	Shares	Value
Diversified Consumer Services — 2.6%
Apollo Group, Inc., Class A(1)	28,000	$1,636,040
DeVry, Inc.	38,300	1,302,966
		$2,939,006
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc.(1)(2)	595	$7,800
		$7,800
Electrical Equipment — 0.7%
General Cable Corp.(1)	10,000	$757,500
		$757,500
Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.	13,000	$1,320,280
Solaria Energia y Medio Ambiente SA(1)	10,753	167,008
		$1,487,288
Food & Staples Retailing — 1.3%
Shoppers Drug Mart Corp.	17,339	$804,236
Susser Holdings Corp.(1)(2)	42,509	689,071
		$1,493,307
Food Products — 2.8%
Pilgrim's Pride Corp.(2)	84,000	$3,206,280
		$3,206,280
Health Care Equipment & Supplies — 0.4%
American Medical Systems Holdings, Inc.(1)(2)	23,000	$414,920
		$414,920
Health Care Providers & Services — 1.1%
DaVita, Inc.(1)(2)	8,000	$431,040
Henry Schein, Inc.(1)	14,900	796,107
		$1,227,147
Hotels, Restaurants & Leisure — 1.5%
Cheesecake Factory, Inc.(1)(2)	30,000	$735,600
Scientific Games Corp., Class A(1)(2)	27,600	964,620
		$1,700,220

See notes to financial statements
1

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 0.6%
McDermott International, Inc.(1)	8,000	$664,960
		$664,960
Insurance — 0.4%
American International Group, Inc.	7,400	$518,222
		$518,222
Internet & Catalog Retail — 0.7%
Priceline.com, Inc.(1)(2)	11,000	$756,140
		$756,140
Internet Software & Services — 5.7%
Ariba, Inc.(1)	132,220	$1,310,300
comScore, Inc.(1)	5,000	115,750
DealerTrack Holdings, Inc.(1)	17,200	633,648
Equinix, Inc.(1)(2)	6,820	623,825
Google, Inc., Class A(1)	5,649	2,956,574
Skillsoft PLC ADR(1)	89,000	826,810
Switch and Data Facilities Co.(1)	2,414	46,325
		$6,513,232
IT Services — 2.4%
MasterCard, Inc., Class A(2)	7,500	$1,244,025
MoneyGram International, Inc.(2)	53,600	1,498,120
		$2,742,145
Machinery — 1.3%
Oshkosh Truck Corp.	5,300	$333,476
Titan International, Inc.(2)	38,000	1,201,180
		$1,534,656
Media — 1.1%
Comcast Corp., Class A(1)	30,000	$843,600
Live Nation, Inc.(1)	19,000	425,220
		$1,268,820
Metals & Mining — 5.6%
Aber Diamond Corp.(2)	13,060	$500,329
Gammon Gold, Inc.(1)	161,000	2,031,820
Thompson Creek Metals Co., Inc.(1)	250,000	3,748,531
Western Copper Corp.(1)	85,000	131,845
		$6,412,525

Security	Shares	Value
Multiline Retail — 1.7%
Bon-Ton Stores, Inc.	11,500	$460,690
Saks, Inc.	72,000	1,537,200
		$1,997,890
Oil, Gas & Consumable Fuels — 9.3%
CNX Gas Corp.(1)(2)	24,000	$734,400
ConocoPhillips	24,500	1,923,250
Hess Corp.	58,200	3,431,472
Quicksilver Resources, Inc.(1)(2)	42,000	1,872,360
Rosetta Resources, Inc.(1)	25,000	538,500
SXR Uranium One, Inc.(1)	164,060	2,092,874
		$10,592,856
Personal Products — 1.7%
Herbalife, Ltd.	19,408	$769,527
Playtex Products, Inc.(1)	80,000	1,184,800
		$1,954,327
Pharmaceuticals — 5.7%
Abbott Laboratories	17,600	$942,480
Adams Respiratory Therapeutics, Inc.(1)(2)	8,500	334,815
Elan Corp. PLC ADR(1)(2)	115,000	2,521,950
Ipsen SA	7,300	373,760
Shire PLC ADR(2)	31,700	2,349,921
		$6,522,926
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.(2)	23,864	$344,119
		$344,119
Semiconductors & Semiconductor Equipment — 0.9%
Atheros Communications, Inc.(1)(2)	32,400	$999,216
Cavium Networks, Inc.(1)	1,080	24,430
		$1,023,646

See notes to financial statements
2

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 2.7%
Borland Software Corp.(1)(2)	48,000	$285,120
Glu Mobile, Inc.(1)	2,857	39,712
i2 Technologies, Inc.(1)(2)	73,503	1,370,096
Transaction Systems Architects, Inc.(1)	16,000	538,560
Veraz Networks, Inc.(1)	129,839	846,550
		$3,080,038
Specialty Retail — 0.5%
GameStop Corp., Class A(1)	15,500	$606,050
		$606,050
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	2,448	$63,305
		$63,305
Thrifts & Mortgage Finance — 0.7%
IndyMac Bancorp, Inc.(2)	29,000	$845,930
		$845,930
Tobacco — 3.1%
Lowes Corp. - Carolina Group	45,497	$3,515,553
		$3,515,553
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,600	$198,000
		$198,000
Wireless Telecommunication Services — 4.3%
NII Holdings, Inc., Class B(1)(2)	31,975	$2,581,662
Rogers Communications, Inc., Class B(2)	55,200	2,345,448
		$4,927,110
Total Common Stocks (identified cost $73,473,763)		$101,739,509

Short-Term Investments — 37.5%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(3)(4)	30,737	$30,736,984
Investment in Cash Management Portfolio, 4.82%(3)	$12,051	12,051,077
Total Short-Term Investments (at identified cost, $42,788,061)		$42,788,061
Total Investments — 126.6% (identified cost $116,261,824)		$144,527,570
Other Assets, Less Liabilities — (26.6)%		$(30,361,578)
Net Assets — 100.0%		$114,165,992

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements
3

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including securities on loan of $29,249,296 (identified cost, $73,473,763)	$101,739,509
Affiliated investments, at value (identified cost, $42,788,061)	42,788,061
Receivable for investments sold	2,150,705
Dividends and interest receivable	33,152
Interest receivable from affiliated investment	43,064
Receivable for securities lending income	22,554
Total assets	$146,777,045
Liabilities
Collateral for securities loaned	$30,736,984
Payable for investments purchased	1,762,164
Payable to affiliate for investment advisory fee	54,645
Payable to affiliate for Trustees' fees	2,404
Accrued expenses	54,856
Total liabilities	$32,611,053
Net Assets applicable to investors' interest in Portfolio	$114,165,992
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$85,900,162
Net unrealized appreciation (computed on the basis of identified cost)	28,265,830
Total	$114,165,992

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $4,542)	$647,485
Interest	5,457
Securities lending income, net	66,491
Interest income allocated from affiliated investment	281,647
Expenses allocated from affiliated investment	(26,768)
Total investment income	$974,312
Expenses
Investment adviser fee	$308,997
Trustees' fees and expenses	4,570
Custodian fee	44,345
Legal and accounting services	21,811
Miscellaneous	2,614
Total expenses	$382,337
Net investment income	$591,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$14,137,972
Foreign currency transactions	(3,264)
Net realized gain	$14,134,708
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,919,670
Foreign currency	100
Net change in unrealized appreciation (depreciation)	$2,919,770
Net realized and unrealized gain	$17,054,478
Net increase in net assets from operations	$17,646,453

See notes to financial statements
4

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$591,975	$846,456
Net realized gain from investment and foreign currency transactions	14,134,708	10,837,902
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,919,770	8,560,631
Net increase in net assets from operations	$17,646,453	$20,244,989
Capital transactions — Contributions	$11,096,786	$9,533,505
Withdrawals	(19,858,269)	(37,573,945)
Net decrease in net assets from capital transactions	$(8,761,483)	$(28,040,440)
Net increase (decrease) in net assets	$8,884,970	$(7,795,451)
Net Assets
At beginning of period	$105,281,022	$113,076,473
At end of period	$114,165,992	$105,281,022

See notes to financial statements
5

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.77	%(3)	0.76	%(1)	0.75	%(1)	0.77	%(1)	0.73%	0.74%
Net investment income (loss)	1.11	%(3)	0.80%		0.24%		(0.08)%		(0.45)%	(0.43)%
Portfolio Turnover	72%		158%		222%		213%		240%	231%
Total Return	18.69	%(4)	19.52%		3.32%		14.79	%(2)	31.99%	(25.17)%
Net assets, end of period (000's omitted)	$114,166		$105,281		$113,076		$102,319		$88,195	$121,332

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of the average daily net assets for the year ended December 31, 2005).

(2)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
6

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2007, the Eaton Vance Balanced Fund held an 83.3% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

7

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $334,855 of which $25,858 was allocated from Cash Management and $308,997 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.582% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

8

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $632,767 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $29,249,296 and $30,736,984, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $71,789,093 and $88,043,283, respectively, for the six months ended June 30, 2007.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,454,473
Gross unrealized appreciation	$29,128,777
Gross unrealized depreciation	(1,055,680)
Net unrealized appreciation	$28,073,097

The net unrealized appreciation on foreign currency was $84 at June 30, 2007.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

9

Capital Growth Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Portfolio's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Portfolio's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Portfolio approved Deloitte & Touche LLP as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Portfolio's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

10

Investment Adviser of
Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Balanced Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

162-8/07  BALSRC

Semiannual Report June 30, 2007

EATON VANCE
EMERGING
MARKETS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Emerging Markets Fund as of June 30, 2007

INVESTMENT UPPDATE

Hon. Robert Lloyd George
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 12.03% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value (NAV) per share to $31.41 on June 30, 2007, from $28.54 on December 31, 2006, and the reinvestment of a dividend of $0.052 per share and a capital gain distribution of $0.433 per share.

•                  The Fund’s Class B shares had a total return of 11.72% for the six months ended June 30, 2007.(1) This return resulted from an increase in NAV to $29.96 on June 30, 2007, from $27.32 on December 31, 2006, and the reinvestment of a dividend of $0.052 per share and a capital gain distribution of $0.433 per share.

•                  In comparison, the Morgan Stanley Capital International Emerging Markets Free Index – a broad-based, unmanaged index of common stocks traded in the world’s emerging markets – had a total return of 17.55% for the six months ended June 30, 2007.2 The Fund’s peer group, the Lipper Emerging Market Funds Classification, had an average total return of 17.23% for the six months ended June 30, 2007.(2)

Market Environment

•                  Driven by growing domestic consumption and global demand for energy products and basic materials, emerging stock markets turned in a strong performance in the first half of 2007, although interrupted in late February-March by a sharp decline in China that spread to other world markets. Latin America had especially strong returns, most notably commodity-rich Brazil and Mexico. South Korea and China also fared well, despite steps taken by the Chinese government to dampen investor speculation. Eastern Europe turned in a mixed showing, as the energy-intensive Russian market was constrained by a first-quarter correction in oil and gas prices.

Management Discussion

•                  The Fund currently invests its assets in Emerging Markets Portfolio (the Portfolio), a separate registered investment company with the same objective and policies as the Fund. The Fund’s performance lagged that of its benchmark during the six-month period. In advance of the late February-March correction, management viewed emerging market valuations as high by historical standards. The Portfolio adopted a more defensive posture by overweighting defensive areas, such as consumer staples, underweighting energy stocks and selectively trimming holdings with higher price-earnings multiples. While that limited the Portfolio’s exposure to the highest risk markets, relative performance suffered in the short run, as the markets posted a stronger-than-expected recovery in the second quarter.

•                  Some of the Portfolio’s strongest performers were companies that benefited from global demand for materials and energy-related products. In Asia, a Korean steel maker fared well, benefiting from higher prices for steel and successful efforts to contain costs. In the energy sector, Chinese oil producers and refiners performed well, boosted by more efficient refining capacity and improving reserve ratios.(3)

•                  Selected financial stocks also added to performance. In Latin America, the Portfolio had strong returns from some of the region’s largest lenders. Lower interest rates have resulted in an expansion of business, agricultural and consumer lending, characterized by a surge in mortgages, credit card issuance and small business loans.(3)

•                  The Portfolio was also helped by utilities companies. Chilean and Brazilian energy generators and distributors benefited from strong industrial demand and a more favorable regulatory climate. A major Russian utility fared well, as it announced plans for asset sales to modernize its network. Chemical stocks also fared well, most notably, an Israeli agrichemical company and a Taiwan-based petrochemical producer, which enjoyed margin expansion due to lower energy costs.(3)

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

These returns do not include the 5.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. Absent an expense reduction by the Manager and Investment Adviser, returns would be lower. 2 It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. 3 Holdings and weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Emerging Markets Fund as of June 30, 2007

FUND PERFORMANCE

•                  Retail and technology stocks were among the Portfolio’s month period. The Portfolio remained underweighted in the information technology sector, as companies experienced weaker pricing amid softening demand in some consumer electronics categories.(3)

•                  Effective April 23, 2007, the Hon. Robert Lloyd George assumed management responsibilities for the Fund. Mr. Lloyd George founded Lloyd George Management in 1991 and is the firm’s Chairman and Chief Executive Officer. In addition to the Portfolio, he manages other investment accounts at Lloyd George.

Performance(1) As of 6/30/07

	Class A	Class B
Share Class Symbol	ETEMX	EMEMX
Average Annual Total Returns (at net asset value)
Six Months	12.03%	11.72%
One Year	35.82	35.11
Five Years	25.43	24.76
Ten Years	9.70	9.12
Life of Fund†	11.80	11.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	5.59%	6.72%
One Year	28.03	30.11
Five Years	23.96	24.59
Ten Years	9.05	9.12
Life of Fund†	11.28	11.14

†Inception  dates: Class A:  12/8/94; Class  B: 11/30/94

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Absent an allocation of expenses to the Manager and Investment Adviser, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses(2)

	Class A	Class B
Gross Expense Ratio	2.34%	2.84%
Net Expense Ratio	2.30	2.80

(2)

From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a contractual expense reduction that may not be terminated without shareholder approval. Without this reduction, performance would have been lower.

Regional Weightings(2)

By Net Assets

(2)	As of June 30, 2007, as a percentage of the Portfolio’s net assets. Regional Weightings may not be representative of current or future holdings and are subject to change due to active management.

Top Ten Equity Holdings(3)
By Net Assets

Banco Do Brasil S.A.	3.7%
RAO Unified Energy System GDR	3.5
Nan Ya Plastic Corp.	3.3
Cia Energetica de Minas Gerais	3.2
China Petroleum and Chemical Corp.	3.2
Barloworld Ltd.	2.9
PTT Public Company Ltd.	2.9
Sime Darby Berhad	2.7
POSCO	2.7
Samsung Fire & Marine Insurance Co., Ltd.	2.7

(3)	Top Ten Equity Holdings represented 30.8% of the Portfolio’s net assets as of June 30, 2007. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Emerging Markets Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Emerging Markets Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,120.30	$11.78
Class B	$1,000.00	$1,117.20	$14.38
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,013.70	$11.18
Class B	$1,000.00	$1,011.20	$13.66

*  Expenses are equal to the Fund's annualized expense ratio of 2.24% for Class A shares and 2.74% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Emerging Markets Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Emerging Markets Portfolio, at value (identified cost, $119,444,156)	$183,021,176
Receivable for Fund shares sold	240,684
Receivable from the Manager and Investment Adviser to the Portfolio	7,494
Total assets	$183,269,354
Liabilities
Payable for Fund shares redeemed	$1,924,330
Payable to affiliate for distribution and service fees	101,120
Payable to affiliate for management fee	37,468
Payable to affiliate for Trustees' fees	966
Accrued expenses	73,489
Total liabilities	$2,137,373
Net Assets	$181,131,981
Sources of Net Assets
Paid-in capital	$108,080,852
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	8,658,610
Accumulated undistributed net investment income	815,499
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	63,577,020
Total	$181,131,981
Class A Shares
Net Assets	$148,654,632
Shares Outstanding	4,733,461
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$31.41
Maximum Offering Price Per Share (100 ÷ 94.25 of $31.41)	$33.33
Class B Shares
Net Assets	$32,477,349
Shares Outstanding	1,083,941
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$29.96
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $242,571)	$2,841,074
Interest allocated from Portfolio	46,168
Expenses allocated from Portfolio	(1,160,011)
Net investment income from Portfolio	$1,727,231
Expenses
Management fee	$221,682
Trustees' fees and expenses	1,802
Distribution and service fees Class A	366,649
Class B	153,431
Transfer and dividend disbursing agent fees	123,675
Printing and postage	28,600
Custodian fee	14,722
Registration fees	14,350
Legal and accounting services	9,703
Miscellaneous	11,088
Total expenses	$945,702
Deduct — Expense reduction by the Manager and Investment Adviser to the Portfolio	$44,336
Total expense reductions	$44,336
Net expenses	$901,366
Net investment income	$825,865
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,819,683
Foreign currency transactions	(268,571)
Net realized gain	$8,551,112
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$10,862,420
Foreign currency	24,437
Net change in unrealized appreciation (depreciation)	$10,886,857
Net realized and unrealized gain	$19,437,969
Net increase in net assets from operations	$20,263,834

See notes to financial statements
4

Eaton Vance Emerging Markets Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$825,865	$1,250,485
Net realized gain from investment and foreign currency transactions	8,551,112	10,822,075
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,886,857	21,677,123
Net increase in net assets from operations	$20,263,834	$33,749,683
Distributions to shareholders — From net investment income Class A	$(267,967)	$(725,474)
Class B	(57,471)	(1,526)
From net realized gain Class A	(2,214,333)	(6,900,804)
Class B	(474,904)	(1,544,290)
Total distributions to shareholders	$(3,014,675)	$(9,172,094)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$19,755,369	$70,012,050
Class B	3,079,363	9,758,228
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,044,152	6,393,540
Class B	431,147	1,259,014
Cost of shares redeemed Class A	(36,588,767)	(38,063,994)
Class B	(4,532,543)	(12,309,832)
Net asset value of shares exchanged Class A	485,475	1,564,140
Class B	(485,475)	(1,564,140)
Redemption Fees	2,636	11,647
Net increase (decrease) in net assets from Fund share transactions	$(15,808,643)	$37,060,653
Net increase in net assets	$1,440,516	$61,638,242
Net Assets
At beginning of period	$179,691,465	$118,053,223
At end of period	$181,131,981	$179,691,465
Accumulated undistributed net investment income included in net assets
At end of period	$815,499	$315,072

See notes to financial statements
5

Eaton Vance Emerging Markets Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002
Net asset value — Beginning of period	$28.540		$23.960	$20.040		$16.810		$11.510		$10.850
Income (loss) from operations
Net investment income (loss)	$0.147		$0.231	$0.117		$0.000	(2)	$0.002		$(0.079)
Net realized and unrealized gain	3.208		5.909	5.880		3.989		5.282		0.723
Total income from operations	$3.355		$6.140	$5.997		$3.989		$5.284		$0.644
Less distributions
From net investment income	$(0.052)		$(0.148)	$(0.127)		$(0.130)		$—		$—
From net realized gain	(0.433)		(1.414)	(1.951)		(0.631)		—		—
Total distributions	$(0.485)		$(1.562)	$(2.078)		$(0.761)		$—		$—
Redemption fees	$0.000	(2)	$0.002	$0.001		$0.002		$0.016		$0.016
Net asset value — End of period	$31.410		$28.540	$23.960		$20.040		$16.810		$11.510
Total Return(3)	12.03	%(8)	25.68%	30.27%		23.84%		46.05%		6.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$148,655		$148,614	$91,770		$43,420		$24,744		$10,343
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.24	%(7)	2.30%	2.41	%(5)	2.66%		2.86	%(5)	2.95	%(5)
Net investment income (loss)	1.02	%(7)	0.88%	0.53%		0.00	%(6)	0.07%		(0.99)%
Portfolio Turnover of the Portfolio	24%		35%	32%		43%		58%		76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser and/or manager voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (equal to less than 0.01%, 0.03% and 0.49% of average daily net assets for the years ended December 31, 2005, 2003 and 2002, respectively).

(6)  Amount represents less than 0.005%.

7)  Annualized.

(8)  Not Annualized.

See notes to financial statements
6

Eaton Vance Emerging Markets Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)	2003		2002
Net asset value — Beginning of period	$27.320		$22.990	$19.290		$16.200	$11.160		$10.610
Income (loss) from operations
Net investment income (loss)	$0.072		$0.149	$0.027		$(0.090)	$(0.042)		$(0.143)
Net realized and unrealized gain	3.053		5.594	5.635		3.842	5.082		0.693
Total income from operations	$3.125		$5.743	$5.662		$3.752	$5.040		$0.550
Less distributions
From net investment income	$(0.052)		$(0.001)	$(0.012)		$(0.032)	$—		$—
From net realized gain	(0.433)		(1.414)	(1.951)		(0.631)	—		—
Total distributions	$(0.485)		$(1.415)	$(1.963)		$(0.663)	$—		$—
Redemption fees	$0.000	(2)	$0.002	$0.001		$0.001	$—		$—
Net asset value — End of period	$29.960		$27.320	$22.990		$19.290	$16.200		$11.160
Total Return(3)	11.72	%(7)	25.03%	29.69%		23.23%	45.16%		5.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,477		$31,078	$26,283		$15,146	$11,469		$6,909
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.74	%(6)	2.80%	2.91	%(5)	3.16%	3.36	%(5)	3.45	%(5)
Net investment income (loss)	0.52	%(6)	0.59%	0.13%		(0.53)%	(0.41)%		(1.48)%
Portfolio Turnover of the Portfolio	24%		35%	32%		43%	58%		76%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser and/or manager voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (equal to less than 0.01%, 0.03% and 0.52% of average daily net assets for the years ended December 31, 2005, 2003 and 2002, respectively).

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance Emerging Markets Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund had net capital losses of $9,187 attributable to foreign currency transactions incurred after October 31, 2006. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders.

8

Eaton Vance Emerging Markets Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The redemption fee is accounted for as an addition to paid-in capital.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. Shareholders may reinvest income and capital gain distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	683,191	2,556,651
Issued to shareholders electing to receive payments of distributions in Fund shares	75,457	225,455
Redemptions	(1,247,854)	(1,468,020)
Exchange from Class B shares	16,341	61,958
Net increase (decrease)	(472,865)	1,376,044
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	111,930	383,562
Issued to shareholders electing to receive payments of distributions in Fund shares	16,659	46,390
Redemptions	(164,917)	(376,734)
Exchange to Class A shares	(17,107)	(59,295)
Net decrease	(53,435)	(6,077)

For the six months ended June 30, 2007 and the year ended December 31, 2006, the Fund received $2,636 and $11,647, respectively, in redemption fees on Class A shares.

4  Management Fee and Other Transactions
with Affiliates

The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the business affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2007, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $221,682. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Portfolio's Adviser)

9

Eaton Vance Emerging Markets Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administration fees are paid by the Portfolio to LGM and to EVM, respectively. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, LGM and EVM agreed to contractually reduce the Fund's total operating expenses in an amount equal to 0.05% annually. Such reduction is shared equally by EVM and LGM and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and LGM were allocated $44,336 of the Fund's operating expenses for the six months ended June 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $4,798 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $22,223 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan), and Class B shares (Class B Plan) (collectively the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B reduced by the aggregate amount of Contingent Deferred Sales Charges (see Note 6) and daily amounts theretofore paid to EVD by LGM in consideration of EVD's distribution effort. The amounts paid by LGM to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from LGM's own resources, not Fund assets. The Fund paid or accrued $240,484, and $115,073 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing approximately 0.33% and 0.75% of the average daily net assets for Class A and Class B shares, respectively. At June 30, 2007, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $432,000 for Class B shares.

The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. The Class B Plan authorizes the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2007 amounted to $126,165 and $38,358 for Class A and Class B shares, respectively, representing 0.17% and 0.25% of the average daily net assets for Class A and Class B shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more are subject to a 1% CDSC in the event of a redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered

10

Eaton Vance Emerging Markets Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $0 and $57,000 of CDSC paid by shareholders for Class A shares and Class B shares respectively, for the six months ended June 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $25,076,587 and $40,947,942, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

Investment Adviser of Emerging Markets Portfolio
Lloyd George Management
(Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653

Eaton Vance Emerging Markets Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

132-8/07  EMSRC

Semiannual Report June 30, 2007

EATON VANCE
GREATER
INDIA
FUND

IMPORTANT NOTICES REGARDING PRIVACY
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Greater India Fund as of June 30, 2007

INVESTMENT UPDATE

Christopher Darling
Portfolio Manager

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 14.66% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value per share (NAV) to $29.16 on June 30, 2007, from $25.80 on December 31, 2006, and the reinvestment of capital gain distributions of $0.329.

•                  The Fund’s Class B shares had a total return of 14.41% for the six months ended June 30, 2007.(1) This return resulted from an increase in NAV to $27.14 on June 30, 2007, from $24.09 on December 31, 2006, and the reinvestment of capital gain distributions of $0.329.

•                  The Fund’s Class C shares had a total return of 14.43% for the six months ended June 30, 2007.(1) This return resulted from an increase in NAV to $27.18 on June 30, 2007, from $24.12 on December 31, 2006, and the reinvestment of capital gain distributions of $0.329.

•                  In comparison, the Bombay Stock Exchange 100 Index – an unmanaged index of 100 common stocks traded in the Indian market – had a total return of 18.13% for the six months ended June 30, 2007.(2) The Fund’s peer group, the Lipper Emerging Markets Funds Classification, had an average total return of 17.23% during the same period.(2)

Market Environment

•                  The Indian stock market faced some challenges in the first half of 2007. While the economy remained strong, rising inflation and accelerating credit growth prompted the central bank to raise interest rates in the first quarter. The market posted a sharp decline in late February and early March, reflecting similar trends in other emerging markets. A rising Rupee helped U.S. investors but hurt Indian exporters and currency-sensitive technology service companies, which constitute around 15% of the market. By period’s end, however, the market had rallied to new highs, amid signs inflation had moderated and early indications that this year’s monsoon would be favorable for the agricultural economy.

Management Discussion

•                  The Fund seeks long-term capital appreciation by investing primarily in stocks of companies in India and surrounding countries of the Indian subcontinent. The Fund currently invests its assets in South Asia Portfolio, a separate registered investment company with the same objective and policies as the Fund (the “Portfolio”).

•                  The Fund lagged its benchmark during the period. The Portfolio’s auto stocks fared poorly, as rising interest rates squeezed consumers, negatively impacting sales for car and scooter manufacturers. The Portfolio’s technology stocks were hurt by the stronger Rupee, most notably, technology service, software support and outsourcing companies. These areas were primarily responsible for the Fund’s underperformance.(3)

•                  Among the Portfolio’s stronger performers, telecommunications and infrastructure companies fared well. A continuing surge in subscriber growth resulted in strong revenue and earnings growth for wireless service providers. In the infrastructure-related area, engineering and capital goods companies performed especially well. The government’s new infrastructure development proposals have targeted investment in roads, railways, ports, power generation and airports. Oil stocks also performed well, supported by elevated oil prices and promising new oilfield discoveries by some large exploration companies.(3)

•                  Effective March 26, 2007, Christopher Darling assumed management of the Portfolio. Mr. Darling joined Lloyd George Management (Bermuda) Limited in 2006. Prior to that, he was in equity sales at Fox Pitt Kelton in London (2005-2006), an investment consultant (2004) and a portfolio manager at Lombard, Odier, Darier, Hentsch in London (1995-2003).

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)       These returns do not include the 5.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Absent an allocation of expenses to the Manager and Investment Adviser, returns would be lower.

(2)       It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Holdings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Greater India Fund as of June 30, 2007

FUND PERFORMANCE

Performance(1) As of 6/30/07	Class A	Class B	Class C
Share Class Symbols	ETGIX	EMGIX	ECGIX
Average Annual Total Returns (at net asset value)
Six Months	14.66%	14.41%	14.43%
One Year	47.01	46.28	N.A.
Five Years	40.93	40.48	N.A.
Ten Years	15.26	14.76	N.A.
Life of Fund†	8.98	8.43	45.21	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	8.08%	9.41%	13.43%
One Year	38.58	41.28	N.A.
Five Years	39.27	40.37	N.A.
Ten Years	14.57	14.76	N.A.
Life of Fund†	8.49	8.43	44.21	*

† Inception dates: Class A: 5/2/94; Class B: 5/2/94; Class C: 7/7/06

* Returns are cumulative from inception of Class to June 30, 2007.

(1)          Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Absent an allocation of expenses to the Manager and Investment Adviser, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC for the first year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total annual
Operating expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	2.19%	2.69%	2.68%
Net Expense Ratio	2.14	2.64	2.63

(2)         From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a contractual expense reduction that may not be terminated or decreased without the approval of the Board of Trustees and shareholders. Without this reduction, performance would have been lower.

Industry Weightings(2)

By Net Assets

IT Services	11.1%
Commercial Banks	8.9
Wireless Telecom Services	7.6
Pharmaceuticals	6.3
Oil & Gas - Consumable Fuels	6.2
Media	5.7
Automobiles	5.4
Electrical Equipment	5.3
Construction & Engineering	4.8
Construction Materials	4.8
Industrial Conglomerates	3.8
Household Durables	3.7%
Beverages	3.6
Software	3.2
Machinery	3.1
Metals & Mining	2.7
Chemicals	2.3
Personal Products	2.2
Airlines	1.8
Road & Rail	1.6
Independent Power Producers	1.0

(2)          Industry Weightings are shown as a percentage of the Portfolio’s net assets as of 6/30/07. Portfolio statistics may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top ten Holdings(3)

By Net Assets

Reliance Industries Ltd.	6.2%
Jaiprakash Associates Ltd.	4.8
Tata Consultancy Services Ltd.	4.5
Infosys Technologies Ltd.	4.3
Reliance Communications Ltd.	4.2
Zee Entertainment Enterprises Ltd.	4.0
Bharat Heavy Electricals Ltd.	3.8
ICICI Bank Ltd.	3.8
Sobha Developers Ltd.	3.7
HDFC Bank Ltd.	3.6

(3)          Top Ten Holdings represented 42.9% of the Portfolio’s net assets as of 6/30/07. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Greater India Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater India Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,146.60	$10.96
Class B	$1,000.00	$1,144.10	$13.61
Class C	$1,000.00	$1,144.30	$13.61
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.60	$10.29
Class B	$1,000.00	$1,012.10	$12.77
Class C	$1,000.00	$1,012.10	$12.77

*  Expenses are equal to the Fund's annualized expense ratio of 2.06% for Class A shares, 2.56% for Class B shares, and 2.56% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. This Example reflects both the expenses of the Fund and the Portfolio.

3

Eaton Vance Greater India Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in South Asia Portfolio, at value (identified cost, $853,737,151)	$1,165,107,571
Receivable for Fund shares sold	3,489,719
Receivable from the Manager and Investment Adviser to the Portfolio	46,414
Total assets	$1,168,643,704
Liabilities
Payable for Fund shares redeemed	$3,060,454
Payable to affiliate for distribution and service fees	656,642
Payable to affiliate for management fee	221,674
Payable to affiliate for Trustees' fees	855
Accrued expenses	386,798
Total liabilities	$4,326,423
Net Assets	$1,164,317,281
Sources of Net Assets
Paid-in capital	$793,516,968
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	65,324,071
Accumulated net investment loss	(5,894,178)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	311,370,420
Total	$1,164,317,281
Class A Shares
Net Assets	$891,272,668
Shares Outstanding	30,562,764
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.16
Maximum Offering Price Per Share (100 ÷ 94.25 of $29.16)	$30.94
Class B Shares
Net Assets	$222,114,295
Shares Outstanding	8,185,181
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$27.14
Class C Shares
Net Assets	$50,930,318
Shares Outstanding	1,873,683
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$27.18
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio	$5,104,099
Interest allocated from Portfolio	454,662
Expenses allocated from Portfolio	(6,162,958)
Net investment loss from Portfolio	$(604,197)
Expenses
Management fee	$1,260,557
Trustees' fees and expenses	1,690
Distribution and service fees Class A	2,048,639
Class B	994,664
Class C	157,855
Transfer and dividend disbursing agent fees	832,500
Printing and postage	99,600
Registration fees	52,600
Custodian fee	19,686
Legal and accounting services	19,005
Miscellaneous	8,617
Total expenses	$5,495,413
Deduct — Expense reduction by the Manager and Investment Adviser to the Portfolio	$262,490
Total expense reductions	$262,490
Net expenses	$5,232,923
Net investment loss	$(5,837,120)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$65,253,779
Foreign currency transactions	1,599,714
Net realized gain	$66,853,493
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$82,565,232
Foreign currency	(181,117)
Net change in unrealized appreciation (depreciation)	$82,384,115
Net realized and unrealized gain	$149,237,608
Net increase in net assets from operations	$143,400,488

See notes to financial statements
4

Eaton Vance Greater India Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(5,837,120)	$(7,076,778)
Net realized gain from investment and foreign currency transactions	66,853,493	40,889,464
Net change in unrealized appreciation (depreciation) from investments and foreign currency	82,384,115	141,389,909
Net increase in net assets from operations	$143,400,488	$175,202,595
Distributions to shareholders — From net realized gain
Class A	$(10,398,804)	$(17,412,814)
Class B	(2,698,851)	(4,501,382)
Class C	(411,114)	(258,288)
Total distributions to shareholders	$(13,508,769)	$(22,172,484)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$176,134,473	$705,536,115
Class B	29,670,720	141,658,398
Class C	36,781,377	11,877,275
Net asset value of shares issued to shareholders in payment of distributions declared Class A	8,198,232	13,434,655
Class B	2,059,319	3,447,339
Class C	299,852	206,252
Cost of shares redeemed Class A	(215,799,059)	(291,325,796)
Class B	(31,523,571)	(43,830,389)
Class C	(3,955,385)	(218,187)
Net asset value of shares exchanged Class A	799,611	1,656,949
Class B	(799,611)	(1,656,949)
Redemption Fees	114,946	408,617
Net increase in net assets from Fund share transactions	$1,980,904	$541,194,279
Net increase in net assets	$131,872,623	$694,224,390
Net Assets
At beginning of period	$1,032,444,658	$338,220,268
At end of period	$1,164,317,281	$1,032,444,658
Accumulated net investment loss included in net assets
At end of period	$(5,894,178)	$(57,058)

See notes to financial statements
5

Eaton Vance Greater India Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$25.800		$19.340	$13.660	$11.610	$5.430	$5.460
Income (loss) from operations
Net investment loss	$(0.130)		$(0.196)	$(0.193)	$(0.095)	$(0.146)	$(0.150)
Net realized and unrealized gain	3.816		7.207	6.386	2.122	6.326	0.120
Total income (loss) from operations	$3.686		$7.011	$6.193	$2.027	$6.180	$(0.030)
Less distributions
From net realized gain	$(0.329)		$(0.564)	$(0.518)	$—	$—	$—
Total distributions	$(0.329)		$(0.564)	$(0.518)	$—	$—	$—
Redemption fees	$0.003		$0.013	$0.005	$0.023	$0.000 (2)	$—
Net asset value — End of period	$29.160		$25.800	$19.340	$13.660	$11.610	$5.430
Total Return(3)	14.66	%(6)	36.32%	45.42%	17.66%	113.81%	(0.55)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$891,273		$821,768	$269,766	$70,537	$31,346	$2,962
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.06	%(5)	2.14%	2.35%	2.77%	3.35%	4.75%
Net investment loss	(1.00	)%(5)	(0.86)%	(1.17)%	(0.86)%	(1.83)%	(2.75)%
Portfolio Turnover of the Portfolio	29%		67%	29%	73%	87%	112%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount rounds to less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
6

Eaton Vance Greater India Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$24.090		$18.170	$12.920	$11.020	$5.150	$5.200
Income (loss) from operations
Net investment loss	$(0.181)		$(0.289)	$(0.255)	$(0.158)	$(0.145)	$(0.171)
Net realized and unrealized gain	3.557		6.761	6.019	2.042	6.015	0.121
Total income (loss) from operations	$3.376		$6.472	$5.764	$1.884	$5.870	$(0.050)
Less distributions
From net realized gain	$(0.329)		$(0.564)	$(0.518)	$—	$—	$—
Total distributions	$(0.329)		$(0.564)	$(0.518)	$—	$—	$—
Redemption fees	$0.003		$0.012	$0.004	$0.016	$0.000 (2)	$—
Net asset value — End of period	$27.140		$24.090	$18.170	$12.920	$11.020	$5.150
Total Return(3)	14.41	%(6)	35.69%	44.69%	17.24%	113.98%	(0.96)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$222,114		$198,248	$68,454	$23,818	$21,556	$8,094
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.56	%(5)	2.64%	2.85%	3.27%	3.85%	5.26%
Net investment loss	(1.50	)%(5)	(1.35)%	(1.66)%	(1.51)%	(2.14)%	(3.28)%
Portfolio Turnover of the Portfolio	29%		67%	29%	73%	87%	112%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount rounds to less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Greater India Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007 (Unaudited)(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$24.120		$19.440
Income (loss) from operations
Net investment loss	$(0.179)		$(0.193)
Net realized and unrealized gain	3.566		5.421
Total income from operations	$3.387		$5.228
Less distributions
From net realized gain	$(0.329)		$(0.549)
Total distributions	$(0.329)		$(0.549)
Redemption fees	$0.002		$0.001
Net asset value — End of period	$27.180		$24.120
Total Return(3)	14.43	%(6)	26.89	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,930		$12,429
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.56	%(5)	2.63	%(5)
Net investment loss	(1.47	)%(5)	(1.69	)%(5)
Portfolio Turnover of the Portfolio	29%		67	%(7)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business on July 7, 2006 to December 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

(7)  For the Portfolio's fiscal period, January 1, 2006 to December 31, 2006.

See notes to financial statements
8

Eaton Vance Greater India Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of interests in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2006, the Fund had net capital losses of $57,058 attributable to security transactions incurred after October 31, 2006 that are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

9

Eaton Vance Greater India Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	6,785,352	30,729,697
Issued to shareholders electing to receive payments of distributions in Fund shares	359,881	520,615
Redemptions	(8,467,456)	(13,423,397)
Exchange from Class B shares	30,811	75,133
Net increase (decrease)	(1,291,412)	17,902,048
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,227,410	6,526,334
Issued to shareholders electing to receive payments of distributions in Fund shares	97,050	143,022
Redemptions	(1,335,932)	(2,126,353)
Exchange to Class A shares	(33,055)	(80,101)
Net increase (decrease)	(44,527)	4,462,902
Class C	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	1,508,483	515,744
Issued to shareholders electing to receive payments of distributions in Fund shares	14,107	8,533
Redemptions	(164,143)	(9,041)
Net increase	1,358,447	515,236

(1)  For the period from the start of business, July 7, 2006, to December 31, 2006.

For the six months ended June 30, 2007 and the year ended December 31, 2006, the Fund received $114,946 and $408,617, respectively, in redemption fees on Class A Shares.

4  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the business affairs of the Fund. EVM earns a monthly fee at the annual rate of

10

Eaton Vance Greater India Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

0.25% of the average daily net assets of the Fund up to $500 million, 0.233% from $500 million up to $1 billion, 0.217% from $1 billion up to $1.5 billion, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2007, the fee was equivalent to 0.24% of the Fund's average net assets for such period and amounted to $1,260,557. Except for Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Portfolio's Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administration fees are paid by the Portfolio to LGM and EVM, respectively. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, LGM and EVM agreed to contractually reduce the Fund's total operating expenses in an amount equal to 0.05% annually. Such reduction is shared equally by EVM and LGM and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and LGM were allocated $262,490 of the Fund's operating expenses for the six months ended June 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $44,996 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $472,059 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets which are attributable to Class A shares of the Fund which have remained outstanding for more than one year, for distribution services and facilities provided to the Fund by EVD. The Fund also has in effect a distribution plan for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B Plan and Class C Plan require the Fund to pay EVD daily amounts at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares. The Fund's Class B shares and Class C shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by LGM, in consideration of EVD's distribution effort. The amounts paid by LGM to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B and Class C shares and are made from LGM's own resources, not Fund assets. The Fund paid or accrued $2,048,639, $745,998 and $118,391 for Class A, Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing approximately 0.42%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively. At June 30, 2007, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $8,155,000 and $2,782,000 for Class B shares and Class C shares, respectively.

The Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to the Class A shares which have remained outstanding for more than one year and 0.25% annually of the average daily net assets attributable to the Class B shares and Class C shares. Service fee are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2007, amounted to $341,312, $248,666, and $39,464 for Class A, Class B and Class C shares, respectively, representing 0.08% 0.25% and 0.25% of average daily net assets attributable to the Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C Shares made within one year of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares

11

Eaton Vance Greater India Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more are subject to a 1% CDSC in the event of a redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $71,000, $849,000, and $20,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

For the six months ended June 30, 2007, increases and decreases in the Fund's investment in the Portfolio aggregated $248,431,137 and $260,246,113, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

Investment Adviser of South Asia Portfolio
Lloyd George Investment Management
(Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund
and Administrator of South Asia Portfolio

Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater India Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

142-8/07  GISRC

Semiannual Report June 30, 2007

EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

INVESTMENT UPDATE

Elizabeth S. Kenyon, CFA

Co-Portfolio Manager

Duke E. Laflamme, CFA

Co-Portfolio Manager

Investment Environment

•                  During the first half of 2007, the U.S. economy grew at a moderate pace, starting slowly in the first quarter, but picking up in the second with increasing consumer spending and strengthening exports. In June 2007, unemployment remained unchanged from December 2006 at 4.5%.

•                  In the second quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) left the Fed Funds rate, a key short-term interest rate benchmark, unchanged for the fourth consecutive quarter. The Fed’s June 28, 2007, statement indicated that the Fed expected the economy to expand at a moderate pace, and that it viewed inflation as its main area of concern.

•                  At the beginning of the period, the yield curve was “inverted” — i.e., longer-term bond yields were lower than short-term bond yields (the yield curve is a graphical depiction of bond yields across all maturities). However, during the six months ended June 30, 2007, long-term bond yields began to rise, indicating that investors believed the risk of higher inflation was increasing. In addition, higher yields and a greater inflation risk may reduce the chances that the Fed would lower the Fed Funds rate. Despite the rise in long-term rates, at period end, they were not significantly higher than short-term rates. As a result, investors in short-term bonds did not have to give up much in yield to take on the lower risk of investing in securities with much shorter maturity dates.

The Fund

•                  Eaton Vance Institutional Short Term Treasury Fund had a total return of 2.32% for the six months ended June 30, 2007.(1) This return resulted from an increase in the Fund’s net asset value per share to $69.54 on June 30, 2007, from $67.96 per share on December 31, 2006. See page 2 for more performance information.

•                  By comparison, the Fund’s benchmark, the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index — an unmanaged index of U.S. Treasury Notes and Bonds with maturities of one year or less — had a total return of 2.50% during the same period.(2)

•                  During the six-month period, management maintained a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase the Fund’s income stream.

•                  Eaton Vance Institutional Short Term Treasury Fund invests exclusively in U.S. Treasury obligations (bills, notes, and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations.

(1)       Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Absent fee waivers by the manager and the principal underwriter, the returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance

Symbol	EVTIX
SEC Average Annual Total Returns
Six Months	2.32%
One Year	4.73
Five Years	2.24
Life of Fund†	3.00

† Inception Date – 1/4/99

Total Annual

Operating Expenses(1)

Gross Expense Ratio	0.60%
Net Expense Ratio	0.44

(1)   From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a voluntary management fee waiver and distribution and service fee waiver that can be terminated at any time. Without these waivers performance would have been lower.

Asset Allocation(2)

By net assets

U.S. Treasury Obligations	50.4%
Repurchase Agreements	49.7%

(2)          As a percentage of the Fund’s net assets as of June 30, 2007. Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent fee waivers by the manager and the principal underwriter, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Treasury Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,023.20	$2.26	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.60	$2.26	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

**  Absent fee waivers by the manager and the principal underwriter, expenses would have been higher.

3

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 50.4%
Security	Principal Amount (000's omitted)	Value
US Treasury Bill, 0.00%, 7/19/07	$585	$583,742
US Treasury Bill, 0.00%, 8/2/07	17,900	17,826,789
US Treasury Bill, 0.00%, 8/9/07	12,685	12,621,448
Total U.S. Treasury Obligations (identified cost, $31,036,111)		$31,031,979
Repurchase Agreements — 49.7%
Security	Principal Amount (000's omitted)	Value
JP Morgan Chase Repurchase Agreement, dated 6/29/07, due 7/2/07, with a maturity value of $15,236,204 and an effective yield of 4.10%, collateralized by U.S. Treasury Obligations with rates ranging from 2.62% to 5.50%, with maturity dates ranging from 9/30/07 to 2/29/12 and with an aggregate market value of $15,357,673.	$15,231	$15,231,000
Morgan Stanley Repurchase Agreement, dated 6/29/07, due 7/2/07, with a maturity value of $15,365,542 and an effective yield of 4.33%, collateralized by a U.S. Treasury Obligation with a rate of 0.00%, with a maturity date of 8/23/07 and with an aggregate market value of $15,673,420.	15,360	15,360,000
Total Repurchase Agreements (identified cost $30,591,000)		$30,591,000
Total Investments — 100.1% (identified cost $61,627,111)		$61,622,979
Other Assets, Less Liabilities — (0.1)%		$(73,716)
Net Assets — 100.0%		$61,549,263

See notes to financial statements
4

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $31,036,111)	$31,031,979
Repurchase Agreements, at value (identified cost, $30,591,000)	30,591,000
Cash	916
Interest receivable	7,164
Total assets	$61,631,059
Liabilities
Payable to affiliate for distribution and service fees	$61,811
Payable to affiliate for management fee	19,985
Total liabilities	$81,796
Net Assets for 885,028 shares of beneficial interest outstanding	$61,549,263
Sources of Net Assets
Paid-in capital	$59,016,666
Accumulated net realized loss (computed on the basis of identified cost)	(536,737)
Accumulated undistributed net investment income	3,073,466
Net unrealized depreciation (computed on the basis of identified cost)	(4,132)
Total	$61,549,263
Net Asset Value, Offering Price and Redemption Price Per Share
($61,549,263 ÷ 885,028 shares of beneficial interest outstanding)	$69.54

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$3,369,672
Total investment income	$3,369,672
Expenses
Management fee	$231,045
Distribution and service fees	164,018
Total expenses	$395,063
Deduct — Reduction of management fee	$72,614
Reduction of distribution and service fees	26,243
Total expense reductions	$98,857
Net expenses	$296,206
Net investment income	$3,073,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,081
Net realized gain	$2,081
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,600)
Net change in unrealized appreciation (depreciation)	$(2,600)
Net realized and unrealized loss	$(519)
Net increase in net assets from operations	$3,072,947

See notes to financial statements
5

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$3,073,466	$33,991,897
Net realized gain (loss) from investment transactions	2,081	(161,691)
Net change in unrealized appreciation (depreciation) from investments	(2,600)	864
Net increase in net assets from operations	$3,072,947	$33,831,070
Distributions to shareholders — From net investment income	$—	$(1,481,269)
Total distributions to shareholders	$—	$(1,481,269)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$500,506,962	$3,080,172,849
Cost of shares redeemed	(455,562,825)	(3,108,975,744)
Net increase (decrease) in net assets from Fund share transactions	$44,944,137	$(28,802,895)
Net increase in net assets	$48,017,084	$3,546,906
Net Assets
At beginning of period	$13,532,179	$9,985,273
At end of period	$61,549,263	$13,532,179
Accumulated undistributed net investment income included in net assets
At end of period	$3,073,466	$—

See notes to financial statements
6

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005	2004	2003(1)		2002(1)
Net asset value — Beginning of period	$67.960		$72.180	$72.210	$72.200	$72.840		$72.710
Income (loss) from operations
Net investment income	$1.593		$3.421	$1.923	$0.677	$0.696		$0.944
Net realized and unrealized gain (loss)	(0.013)		(0.202)	(0.030)	0.010	(0.476	)(2)	(0.054)
Total income from operations	$1.580		$3.219	$1.893	$0.687	$0.220		$0.890
Less distributions
From net investment income	$—		$(7.439)	$(1.923)	$(0.677)	$(0.860)		$(0.760)
Total distributions	$—		$(7.439)	$(1.923)	$(0.677)	$(0.860)		$(0.760)
Net asset value — End of period	$69.540		$67.960	$72.180	$72.210	$72.200		$72.840
Total Return(3)	2.32	%(6)	4.46%	2.62%	0.95%	0.31%		1.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$61,549		$13,532	$9,985	$9,988	$9,988		$1,002
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.45	%(5)	0.44%	0.28%	0.25%	0.25%		0.52%
Net investment income	4.67	%(5)	4.60%	2.63%	0.93%	0.96%		1.29%
Portfolio Turnover	0%		0%	0%	0%	0%		14%

(1)  Net Investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The manager voluntarily waived a portion of its management fee and the principal underwriter voluntarily waived a portion of its distribution and service fees (equal to 0.15%, 0.16%, 0.32%, 0.35%, 0.35% and 0.08% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, respectively).

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a broker or pricing service. Repurchase agreements are valued at amortized cost. Investments for which valuations or market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $533,562, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($377,127) and December 31, 2014 ($156,435).

D  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Fund's Manager, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

8

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	7,312,428	41,571,417
Redemptions	(6,626,527)	(41,510,620)
Net increase	685,901	60,797

At June 30, 2007, one shareholder owned 83.6% of the value of the outstanding shares of the Fund.

4  Purchases and Sales of Investments

Purchases and sales (including maturities) of short-term U.S. Government securities aggregated $637,694,338 and $615,847,778, respectively, for the six months ended June 30, 2007. There were no purchases or sales of long-term investments during the six months ended June 30, 2007.

5  Management Fee and Other Transactions
with Affiliates

The management fee is earned by EVM as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund and is payable monthly. EVM also provides administrative services and pays all ordinary operating expenses of the Fund (except distribution and service fees and management fees). For the six months ended June 30, 2007, the management fee amounted to $231,045. Pursuant to a voluntary fee waiver, EVM made a reduction of its management fee in the amount of $72,614. Except as to Trustees who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund are officers of EVM. Trustees' fees incurred by the Fund for the six months ended June 30, 2007 were paid by EVM.

6  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a distribution and service fee of 0.25% of the Fund's average daily net assets for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. EVD may pay up to the entire amount of the distribution and service fees to investment dealers and their employees for providing services to the Fund or its shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $164,018. Pursuant to a voluntary fee waiver, EVD made a reduction of its distribution and service fees in the amount of $26,243.

9

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,632,367
Gross unrealized appreciation	$86
Gross unrealized depreciation	(9,474)
Net unrealized depreciation	$(9,388)

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

10

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

11

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the management agreement of the Eaton Vance Institutional Short Term Treasury Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the management agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the management agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the management agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

12

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

13

Eaton Vance Institutional Short Term Treasury Fund

INVESTMENT MANAGEMENT

Eaton Vance Institutional Short Term Treasury Fund

Officers

Thomas E. Faust Jr.
President and Trustee

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Elizabeth S. Kenyon
Vice President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Paul M. O'Neil
Chief Compliance Officer

Trustees

Ralph F. Verni
Chairman

Benjamin C. Esty

Allen R. Freedman

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Heidi L. Steiger

Lynn A. Stout

14

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This Page Intentionally Left Blank

Manager
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Institutional Short Term Treasury Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

163-8/07  I-TYSRC

Semiannual Report June 30, 2007

EATON VANCE
INSTITUTIONAL
SHORT TERM
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

INVESTMENT UPDATE

Elizabeth S. Kenyon, CFA

Co-Portfolio Manager

Thomas H. Luster, CFA

Co-Portfolio Manager

Investment Environment

•       During the first half of 2007, the U.S. economy grew at a moderate pace, starting slowly in the first quarter, but picking up in the second with increasing consumer spending and strengthening exports. In June 2007, unemployment remained unchanged from December 2006 at 4.5%.

•       In the second quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) left the Fed Funds rate, a key short-term interest rate benchmark, unchanged for the fourth consecutive quarter. The Fed’s June 28, 2007, statement indicated that the Fed expected the economy to expand at a moderate pace, and that it viewed inflation as its main area of concern.

•       At the beginning of the period, the yield curve was “inverted” — i.e., longer-term bond yields were lower than short-term bond yields (the yield curve is a graphical depiction of bond yields across all maturities). However, during the six months ended June 30, 2007, long-term bond yields began to rise, indicating that investors believed the risk of higher inflation was increasing. In addition, higher yields and a greater inflation risk also may reduce the chances that the Fed would lower the Fed Funds rate. Despite the rise in long-term rates, at June 30, 2007, they were not significantly higher than short-term rates. As a result, investors in short-term bonds did not have to give up much in yield to take on the lower risk of investing in securities with much shorter maturity dates.

The Fund

•       Eaton Vance Institutional Short Term Income Fund had a total return of 2.48% for the six months ended June 30, 2007.(1) This return resulted from an increase in the Fund’s net asset value per share to $45.84 on June 30, 2007, from $44.73 on December 31, 2006. See page 2 for more performance information.

•       By comparison, the Fund’s benchmark, the Merrill Lynch U.S. Corporate & Government, 1-3 Years, A-Rated and Above Index — an unmanaged index of U.S. Treasury securities and corporate bonds with maturities between one and three years — had a total return of 2.17% during the same period.(2)

•       Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund currently seeks to meet its investment objective by investing in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers’ acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction-rate securities, commercial paper, corporate bonds, preferred stock, fixed and floating-rate asset-backed securities, and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

•       During the six months ended June 30, 2007, management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest more quickly and helped to increase the Fund’s income stream as interest rates rose.

(1)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Absent fee waivers by the investment adviser and the principal underwriter, the returns would be lower.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance as of 6/30/07

Symbol	EISIX
SEC Average Annual Total Returns
Six Months	2.48%
One Year	4.94
Life of Fund†	2.71

†Inception Date – 1/7/03

Total Annual
Operating Expenses(1)
Gross Expense Ratio	0.60%
Net Expense Ratio	0.44

(1)From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a voluntary advisory fee waiver and distribution and service fee waiver that can be terminated at any time. Without these waivers, performance would have been lower.

Asset Allocation(2)

By net assets

(2)As a percentage of the Fund’s net assets as of June 30, 2007. Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent fee waivers by the investment adviser and the principal underwriter, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Income Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,024.80	$2.31	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.50	$2.31	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

** Absent fee waivers by the investment adviser and the principal underwriter, expenses would have been higher.

3

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Auction-Rate Certificates — 2.6%

Security	Principal Amount (000's omitted)	Value
Pennsylvania Higher Education Assistance Agency, 5.32%, 5/1/46(1)	$8,000	$8,000,000
Total Auction-Rate Certificates (identified cost, $8,000,000)		$8,000,000
Commercial Paper — 54.1%
Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 47.6%
American Express Credit Corp., 5.29%, 7/18/07	$3,700	$3,690,757
Bankamerica Corp., 5.31%, 7/5/07	9,000	8,994,690
Barton Capital Corp., 5.28%, 7/2/07(2)	9,650	9,648,584
Barton Capital Corp., 5.32%, 7/3/07(2)	2,225	2,224,343
Barton Capital Corp., 5.33%, 7/2/07(2)	3,000	2,999,556
BNP Paribas Finance, Inc., 5.36%, 7/6/07	2,400	2,398,213
CAFCO, LLC, 5.30%, 7/9/07(2)	9,000	8,989,400
CAFCO, LLC, 5.31%, 7/19/07(2)	3,000	2,992,036
CIESCO, LLC, 5.26%, 8/8/07(2)	7,000	6,961,135
CIESCO, LLC, 5.27%, 8/7/07(2)	7,790	7,747,806
CIT Group, Inc., 5.235%, 9/21/07(2)	8,000	7,904,606
CRC Funding, LLC, 5.27%, 8/1/07(2)	7,000	6,968,234
Fortis Funding, LLC, 5.27%, 9/5/07(2)	3,900	3,862,320
General Electric Capital Corp., 5.27%, 7/19/07	3,700	3,690,251
ING Funding, LLC, 5.29%, 7/24/07	8,900	8,869,921
ING Funding, LLC, 5.31%, 7/6/07	6,650	6,645,096
Kittyhawk Funding Corp., 5.29%, 7/16/07(2)	5,950	5,936,885
Kittyhawk Funding Corp., 5.30%, 7/20/07(2)	5,054	5,039,863
Kittyhawk Funding Corp., 5.43%, 7/5/07(2)	1,031	1,030,378
Old Line Funding, LLC, 5.28%, 7/16/07(2)	6,300	6,286,140
Old Line Funding, LLC, 5.29%, 7/24/07(2)	8,502	8,473,265
Ranger Funding Co., LLC, 5.31%, 7/24/07(2)	2,518	2,509,457
Sheffield Receivables Corp., 5.31%, 7/13/07(2)	7,500	7,486,725
Societe Generale N.A., 5.31%, 8/7/07	4,450	4,425,714
Societe Generale N.A., 5.34%, 7/24/07	1,700	1,694,200
UBS Finance Delaware, LLC, 5.30%, 8/13/07	2,550	2,533,857
UBS Finance Delaware, LLC, 5.32%, 7/6/07	3,900	3,897,118
Yorktown Capital, LLC, 5.35%, 7/20/07(2)	3,938	3,926,880
		$147,827,430

Security	Principal Amount (000's omitted)	Value
Electronics / Electrical — 3.4%
Southern Co., 5.29%, 7/26/07(2)	$6,581	$6,556,824
Southern Co., 5.35%, 7/12/07(2)	4,165	4,158,191
		$10,715,015
Pharmaceutical — 2.3%
Abbot Laboratories, 5.28%, 7/9/07(2)	$7,127	$7,118,637
		$7,118,637
Telecommunications — 0.8%
AT&T, Inc., 5.30%, 7/18/07(2)	$2,600	$2,593,493
		$2,593,493
Total Commercial Paper (amortized cost, $168,254,575)		$168,254,575
Corporate Bonds and Notes — 10.3%
Banks and Money Services — 10.0%
Diageo Capital PLC, 3.50%, 11/19/07	$5,000	$4,962,730
HSBC Finance Corp., 5.485%, 10/24/07(1)	11,000	11,005,588
American General Finance Corp., ECN, 5.32%, 7/3/07(2)	15,000	14,995,567
		$30,963,885
Retail - Restaurants — 0.3%
McDonald's Corp., 7.31%, 9/15/27	$1,000	$1,002,335
		$1,002,335
Total Corporate Bonds (identified cost $30,960,614)		$31,966,220
Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2424, Class QG, 6.50%, 11/15/30	$253	$253,132
Federal National Mortgage Association, Series 2003-58, Class PN, 3.50%, 10/25/21	604	599,864
Total Mortgage-Backed Securities (identified cost, $853,547)		$852,996

See notes to financial statements
4

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Commercial Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 7.9%
COMM, Series 2005-F10A, Class A1, 5.42%, 4/15/17(1)	$1,675	$1,676,598
GSMS, Series 2001-ROCK, Class A2FL, 5.682%, 5/3/18(1)	3,000	3,033,147
JPMCC, Series 2005-FL1A, Class A1, 5.43%, 2/15/19(1)	552	552,712
JPMCC, Series 2006-FL1A, Class A1A, 5.41%, 2/15/20(1)	415	414,908
JPMCC, Series 2006-FL2A, Class A2, 5.45%, 11/15/18(1)	5,000	5,008,106
JPMCC, Series 2005-FL1A, Class A2, 5.50%, 2/15/19	5,000	5,003,422
MSC, Series 2005-XLF, Class A2, 5.48%, 8/15/19	1,190	1,191,065
MLFT, Series 2006-1, Class A1, 5.39%, 6/15/22(1)	3,112	3,116,945
WBCMT, Series 2006-WL7A, Class A1, 5.41%, 9/15/21(1)	4,574	4,576,069
Total Commercial Mortgage-Backed Securities (identified cost, $25,558,424)		$24,572,972
U.S. Government Agency Obligations — 8.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 4.00%, 2/27/14	$1,000	$997,958
Federal Home Loan Bank, 5.375%, 2/28/08	6,000	5,986,908
Federal National Mortgage Association, 6.00%, (4.125% until 9/07), 9/14/12	12,500	12,470,975
Federal National Mortgage Association, 4.25%, 10/18/13	7,500	7,470,990
Total U.S. Government Agency Obligations (identified cost, $26,940,221)		$26,926,831

Preferred Stocks — 1.0%

Security	Shares	Value
Banks and Money Services — 1.0%
MBNA Capital D, 8.125%, 10/1/32(3)	$120,000	$3,045,447
		$3,045,447
Total Preferred Stocks (identified cost $3,017,922)		$3,045,447
Repurchase Agreements — 15.1%
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Repurchase Agreement, dated 6/29/07 due 7/2/07, with a maturity value of $46,983,859 and an effective yield of 5.33%, collateralized by a U.S. Treasury Bill with a rate of 0.00%, a maturity date of 7/2/07 and aggregate market value of $47,923,537	$46,963	$46,963,000
Total Repurchase Agreements (identified cost $46,963,000)		$46,963,000
Total Investments — 99.9% (identified cost $310,548,303)		$310,582,041
Other Assets, Less Liabilities — 0.1%		$360,856
Net Assets — 100.0%		$310,942,897

COMM - Commercial Mortgage Pass Through Certificate

ECN - Extendible Commercial Note

GSMS - GS Mortgage Securities Corporation II

JPMCC - JP Morgan Chase Commercial Mortgage Security Corp.

MLFT - Merrill Lynch Floating Trust

MSC - Morgan Stanley Capital

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2007.

(2)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements
5

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $310,548,303)	$310,582,041
Cash	731
Interest receivable	690,887
Total assets	$311,273,659
Liabilities
Payable to affiliate for distribution and service fees	$255,715
Payable to affiliate for investment advisory fee	45,276
Payable to affiliate for administration fee	29,771
Total liabilities	$330,762
Net assets for 6,783,261 shares of beneficial interest outstanding	$310,942,897
Sources of Net Assets
Paid-in capital	$299,082,984
Accumulated undistributed net realized gain (computed on the basis of identified cost)	4,066
Accumulated undistributed net investment income	11,822,109
Net unrealized appreciation (computed on the basis of identified cost)	33,738
Total	$310,942,897
Net Asset Value, Offering Price and Redemption Price Per Share
($310,942,897 ÷ 6,783,261 shares of beneficial interest outstanding)	$45.84

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$12,931,459
Total investment income	$12,931,459
Expenses
Investment adviser fee	$608,402
Administration fee	240,970
Distribution and service fees	602,425
Total expenses	$1,451,797
Deduct — Reduction of investment adviser fee	$243,361
Reduction of distribution and service fees	99,086
Total expense reductions	$342,447
Net expenses	$1,109,350
Net investment income	$11,822,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,066
Net realized gain	$4,066
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$33,192
Net change in unrealized appreciation (depreciation)	$33,192
Net realized and unrealized gain	$37,258
Net increase in net assets from operations	$11,859,367

See notes to financial statements
6

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$11,822,109	$16,184,924
Net realized gain from investment transactions and realized gain distributions from auction-rate securities	4,066	59,097
Net change in unrealized appreciation (depreciation) from investments	33,192	305,821
Net increase in net assets from operations	$11,859,367	$16,549,842
Distributions to shareholders — From net investment income	$—	$(935,416)
Total distributions to shareholders	$—	$(935,416)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$1,427,064,995	$1,047,690,760
Cost of shares redeemed	(1,132,850,225)	(1,360,271,966)
Net increase (decrease) in net assets from Fund share transactions	$294,214,770	$(312,581,206)
Net increase (decrease) in net assets	$306,074,137	$(296,966,780)
Net Assets
At beginning of period	$4,868,760	$301,835,540
At end of period	$310,942,897	$4,868,760
Accumulated undistributed net investment income included in net assets
At end of period	$11,822,109	$—

See notes to financial statements
7

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period	$44.730		$50.980	$50.240	$50.190	$50.000
Income (loss) from operations
Net investment income	$1.099		$2.314	$1.583	$0.632	$0.422
Net realized and unrealized gain (loss)	0.011		0.030	(0.097)	(0.034)	0.048
Total income from operations	$1.110		$2.344	$1.486	$0.598	$0.470
Less distributions
From net investment income	$—		$(8.594)	$(0.746)	$(0.548)	$(0.280)
Total distributions	$—		$(8.594)	$(0.746)	$(0.548)	$(0.280)
Net asset value — End of period	$45.840		$44.730	$50.980	$50.240	$50.190
Total Return(3)	2.48	%(6)	4.61%	2.95%	1.19%	0.94	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$310,943		$4,869	$301,836	$135,027	$97,115
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.46	%(5)	0.43%	0.34%	0.30%	0.55	%(5)
Net investment income	4.89	%(5)	4.46%	3.11%	1.25%	0.85	%(5)
Portfolio Turnover	81%		270%	378%	390%	429%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 7, 2003, to December 31, 2003.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser voluntarily waived a portion of its investment advisory fee and the principal underwriter voluntarily waived a portion of its distribution and service fee (equal to 0.14%, 0.17%, 0.26%, 0.30%, and 0.05% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, respectively).

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction-rate securities, commercial paper, corporate bonds, preferred securities, fixed and floating rate asset-backed securities and mortgage-backed securities, all of which must be rated A or higher (i.e., within the top three rating categories). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges generally are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the bid and asked prices. Short-term debt securities maturing in 60 days or less are valued at amortized cost. If short term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholder are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal

9

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends, on its tax return, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	31,606,302	20,211,428
Redemptions	(24,931,889)	(26,023,100)
Net increase (decrease)	6,674,413	(5,811,672)

At June 30, 2007, one shareholder owned 87.6% of the value of outstanding shares of the Fund.

4  Purchases and Sales of Investments

Purchases and sales (including maturities) of investments, other than U.S. Government and agency securities and short-term obligations, aggregated $80,183,915 and $43,580,183, respectively, for the six months ended June 30, 2007. Purchase and sales of U.S. Government and Agency securities aggregated $31,943,767 and $10,880,080, respectively.

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management services rendered to the Fund. Under the investment advisory agreement with the Fund, EVM receives a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the six months ended June 30, 2007, the investment adviser fee amounted to $608,402. Pursuant to a voluntary fee waiver, EVM made a reduction of its investment adviser fee in the amount of $243,361 for the six months ended June 30, 2007. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% annually of the average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $240,970. EVM also pays all ordinary operating expenses of the Fund (except distribution and service fees, administration fees and advisory fees). Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM. Trustees' fees incurred by the Fund for the six months ended June 30, 2007 were paid by EVM.

10

Eaton Vance Institutional Short Term Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a distribution and service fee of 0.25% of the Fund's average daily net assets for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. EVD may pay up to the entire amount of the distribution and service fees to investment dealers and their employees for providing services to the Fund or its shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $602,425. Pursuant to a voluntary fee waiver, EVD made a reduction of its distribution and service fees of $99,086.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$310,548,303
Gross unrealized appreciation	$33,738
Gross unrealized depreciation	—
Net unrealized appreciation	$33,738

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

12

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Institutional Short Term Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year and

13

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

three-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

14

Eaton Vance Institutional Short Term Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Institutional Short Term Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

15

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Institutional Short Term Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1555-8/07  ISTISRC

Semiannual Report June 30, 2007

EATON VANCE
INVESTMENT
GRADE
INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERYOF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGSAND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Investment Grade Income Fund as of June 30, 2007

investment update

Elizabeth S. Kenyon, CFA

Co-Portfolio Manager

Duke E. Laflamme, CFA

Co-Portfolio Manager

The Fund

Performance Since Inception

•      Welcome to Eaton Vance Investment Grade Income Fund. During the period from the Fund’s inception on March 21, 2007, through June 30, 2007, the end of the Fund’s semiannual reporting period, the Fund’s Class I shares had a total return of -0.70%. This return was the result of a decrease in net asset value (NAV) per share to $9.84 on June 30, 2007, from $10.00 on March 21, 2007, and the reinvestment of $0.090 per share in dividends.(1)

•      During the period from March 31, 2007, to June 30, 2007, the Fund returned -0.31%, while the Lehman U.S. Government/Credit index returned -0.49% and the Lehman Brothers U.S. Aggregate Bond Index returned -0.52% (index returns are available as of month end only).(2)

Management Discussion

•      During the first half of 2007, the U.S. economy grew at a moderate pace, starting slowly in the first quarter, but picking up in the second with increasing consumer spending and strengthening exports — the latter bolstered by a strong global economy and a decline in the dollar. On the other hand, the U.S. housing market remained sluggish, with higher long-term interest rates and problems in the sub-prime mortgage market having adverse effects. Auto sales also slumped, in part due to rising gas prices and increased consumer debt levels. However, other areas of the economy, including the service sector, were robust, showing strong job growth. As a result, the unemployment rate remained relatively stable, finishing the period at 4.5%, up from 4.4% in March 2007.

•      In the second quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) left the Fed Funds rate, a key short-term interest rate benchmark, unchanged for the fourth consecutive quarter. The Fed’s June 28, 2007, statement indicated that despite contraction in the housing market, the Fed expected the economy to expand at a moderate pace, and that it viewed inflation as its main area of concern. However, long-term Treasury yields rose during the reporting period from late March through June 30, 2007, indicating that investors believed the risk of higher inflation was increasing. This rise, combined with a more risk-averse attitude among investors, caused credit yield spreads to widen, dampening performance of non-Treasury securities such as corporate bonds and mortgage-backed securities.

•      The Fund invests its assets in Investment Grade Income Portfolio (the Portfolio), a separate open-end investment company that has the same objectives and policies as the Fund. The Portfolio’s investments may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), and asset-backed securities (including collateralized debt obligations).

•      Management had kept maturities short in anticipation of rising interest rates. In addition to a defensive duration posture — i.e., remaining less sensitive to interest-rate changes — the Portfolio also had a defensive bias in its corporate and mortgage holdings. These strategies were beneficial in a challenging period of rising long-term interest rates and widening credit yield spreads.

(1) Class I shares generally have no sales charge. Absent expense limitations, the returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold Fund’s the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Investment Grade Income Fund as of June 30, 2007

performance information and portfolio composition

Performance as of 6/30/07(1)

Symbol	EIGIX
SEC Average Annual Total Return
Life of Fund(†)	-0.70%

(†) Inception Date – 3/21/07

(1) Class I shares generally have no sales charge. Absent an expense limitation by the administrator and an allocation of expenses to the investment adviser, the return would be lower.

Total Annual
Operating Expenses(2)

Gross Expense Ratio	0.98%
Net Expense Ratio	0.76%

(2) From the Fund’s prospectus dated 5/1/07. Net expense ratio reflects a contractual expense limitation that continues through April 30, 2008. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Portfolio Asset Allocation(3)

By net assets

(3) As a percentage of Portfolio net assets at 6/30/07. Asset allocation information may not be representative of the current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Investment Grade Income Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 21, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Investment Grade Income Fund

	Beginning Account Value (3/21/07)	Ending Account Value (6/30/07)	Expenses Paid During Period (3/21/07 – 6/30/07)
Actual*
Class I	$1,000.00	$993.00	$2.12	***

*  Class I had not commenced operations on January 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 0.76% multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period from the commencement of operations on March 21, 2007 to June 30, 2007). The Example assumes that $1,000 was invested at the net asset value per share determined at the opening of business on March 21, 2007.

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,021.00	$3.81	***

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.76% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 21, 2007.

***  Absent an expense limitation by the Administrator and allocation of operating expenses to the investment adviser, the expenses would have been higher.

3

Investment Grade Income Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Investment Grade Income Portfolio, at value (identified cost, $3,363,566)	$3,298,045
Receivable for Fund shares sold	200,033
Receivable from the Administrator	26,278
Total assets	$3,524,356
Liabilities
Payable to affiliate for Trustees' fees	$505
Accrued expenses	25,125
Total liabilities	$25,630
Net Assets	$3,498,726
Sources of Net Assets
Paid-in capital	$3,548,804
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	14,460
Accumulated undistributed net investment income	983
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(65,521)
Total	$3,498,726
Class I Shares
Net Assets	$3,498,726
Shares Outstanding	355,537
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.84

Statement of Operations

For the Period Ended
June 30, 2007(1)

Investment Income
Interest allocated from Portfolio	$33,105
Dividends allocated from Portfolio	2,711
Securities lending income allocated from Portfolio, net	579
Expenses allocated from Portfolio	(6,260)
Net investment income from Portfolio	$30,135
Expenses
Trustees' fees and expenses	$505
Legal and accounting services	14,241
Registration fees	7,200
Custodian fee	2,399
Printing and postage	1,010
Transfer and dividend disbursing agent fees	420
Miscellaneous	503
Total expenses	$26,278
Deduct — Reimbursement of expenses by the Administrator	$26,278
Total expense reductions	$26,278
Net expenses	$—
Net investment income	$30,135
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$14,243
Credit default swaps	217
Net realized gain	$14,460
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(63,278)
Credit default swaps	(2,243)
Net change in unrealized appreciation (depreciation)	$(65,521)
Net realized and unrealized loss	$(51,061)
Net decrease in net assets from operations	$(20,926)

(1)  For the period from the start of business, March 21, 2007, to June 30, 2007.

See notes to financial statements
4

Investment Grade Income Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended June 30, 2007(1)
From operations — Net investment income	$30,135
Net realized gain from investment transactions and credit default swaps	14,460
Net change in unrealized appreciation (depreciation) from investments and credit default swaps	(65,521)
Net decrease in net assets from operations	$(20,926)
Distributions to shareholders — From net investment income Class I	$(29,152)
Total distributions to shareholders	$(29,152)

Transactions in shares of beneficial interest — Proceeds from sale of shares Class I	$3,525,033

Net asset value of shares issued to shareholders in payment of distributions declared Class I	23,771
Net increase in net assets from Fund share transactions	$3,548,804
Net increase in net assets	$3,498,726
Net Assets
At beginning of period	$—
At end of period	$3,498,726
Accumulated undistributed net investment income included in net assets
At end of period	$983

(1)  For the period from the start of business, March 21, 2007, to June 30, 2007.

See notes to financial statements
5

Investment Grade Income Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Financial Highlights

	Class I
	Period Ended June 30, 2007(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.176
Net realized and unrealized loss	(0.246)
Total loss from operations	$(0.070)
Less distributions
From net investment income	$(0.090)
Total distributions	$(0.090)
Net asset value — End of period	$9.840
Total Return(3)	(0.70	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,499
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	0.76	%(7)
Net investment income	3.62	%(7)
Portfolio Turnover of the Portfolio	104%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class I commenced operations on March 21, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The Administrator subsidized certain operating expenses and the investment adviser was allocated a portion of operating expenses (equal to 3.16% of average daily net assets for the period from the start of business on March 21, 2007 to June 30, 2007).

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Not annualized.

(7)  Annualized.

See notes to financial statements
6

Eaton Vance Investment Grade Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust) and commenced operations on March 21, 2007. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers one class of shares. Class I shares are sold at net asset value and are not subject to sales charges. The Fund invests all of its investable assets in interests in the Investment Grade Income Portfolio (the Portfolio) which is a New York Trust having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.9% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in the report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the period from the start of business on March 21, 2007 to June 30, 2007, have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders

7

Eaton Vance Investment Grade Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class I	Period Ended June 30, 2007(1)
Sales	353,126
Issued to shareholders electing to receive payments of distributions in Fund shares	2,411
Redemptions	—
Net Increase	355,537

(1)  Class I commenced operations on March 21, 2007.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund's expenses to the extent that total annual fund operating expenses exceed 0.76% of average daily net assets. The expense limitation will continue until April 30, 2008. Thereafter, the reimbursement may be terminated at any time. Pursuant to this agreement, EVM reimbursed $26,278 of the Fund's operating expenses for the period from the start of business on March 21, 2007 to June 30, 2007. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment advisory fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business on March 21, 2007 to June 30, 2007, EVM received $6 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business on March 21, 2007 to June 30, 2007, aggregated $3,325,000 and $6,030, respectively.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

8

Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2978-8/07  IGISRC

Semiannual Report June 30, 2007

EATON VANCE
SPECIAL
EQUITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Special Equities Fund as of June 30, 2007

INVESTMENT UPDATE

Nancy B. Tooke, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•       The Fund’s Class A shares had a total return of 20.31% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value (NAV) per share to $16.17 on June 30, 2007, from $13.44 on December 31, 2006.

•       The Fund’s Class B shares had a total return of 19.83% for the same period.(1)  This return resulted from an increase in NAV per share to $15.95 on June 30, 2007, from $13.31 on December 31, 2006.

•       The Fund’s Class C shares had a total return of 19.76% for the same period.(1)  This return resulted from an increase in NAV per share to $15.94 on June 30, 2007, from $13.31 on December 31, 2006.

•       For comparison, the Fund’s benchmark, the S&P SmallCap 600 Index – a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. – had a total return of 8.56% for the six months ended June 30, 2007, while the Russell 2000 Growth Index – an unmanaged market capitalization weighted index of small company stocks – had a total return of 9.33% for the same period. The Fund’s peer group, the Lipper Small Cap Growth Funds Classification, had an average total return of 10.95% for the same period.(2)

Management Discussion

•       The U.S. stock markets posted positive returns in the first half of 2007, albeit amid increasing volatility. The economy slowed somewhat in the first quarter, and signs of higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity.

•       For the six months ended June 30, 2007, the Fund outperformed its benchmark and its Lipper peer group.(2) The Fund invests its assets in Special Equities Portfolio (the Portfolio), a separate investment company with the same objective and investment policies as the Fund. Some of the Portfolio’s strongest performers during the period were in the consumer discretionary sector. Most notable were a leading producer of kitchen appliances and household products, a manufacturer of wireless control products and audio-video accessories for home entertainment, and a discount retailer of furniture and consumer electronics.(3)

•       Within the industrial sector, engineering companies and machinery makers fared well. In the engineering area, the Portfolio saw good performance from a company that designs and builds facilities and equipment used in energy exploration and power generation. In the machinery area, the Portfolio had a favorable showing from a manufacturer of tires and assemblies for agricultural and construction vehicles. The company has seen increasing demand for its products amid rising prices for agricultural commodities.(3)

•       The Portfolio was also helped by an overweighting in energy stocks. Even as oil prices corrected during the period, the Portfolio’s investments in selected independent natural gas producers fared well. The Portfolio also had investments in energy equipment stocks, which have benefited from increasing capital investment by exploration companies.(3)

•       Some of the Portfolio’s lagging performers during the period were in the health care sector, including a producer of over-the-counter drugs used to treat respiratory disorders. A health care supplies company that makes products for muscular and vascular care suffered from disappointing margins. The consumer staples sector was also a modest drag on performance, including a food/gasoline retailer and a natural food products company.(3)

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector and industry weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal  value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Special Equities Fund as of June 30, 2007

FUND PERFORMANCE

Performance(1) As of 6/30/07

	Class A	Class B	Class C
Share Class Symbol	EVSEX	EMSEX	ECSEX
Average Annual Total Returns (at net asset value)
Six Months	20.31%	19.83%	19.76%
One Year	32.22	31.17	31.09
Five Years	11.98	11.15	11.12
Ten Years	5.42	4.58	4.61
Life of Fund†	8.01	6.71	6.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	13.39%	14.83%	18.76%
One Year	24.58	26.17	30.09
Five Years	10.66	10.88	11.12
Ten Years	4.79	4.58	4.61
Life of Fund†	7.85	6.71	6.81

†Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

(1) Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)

	Class A	Class B	Class C
Expense Ratio	1.42%	2.17%	2.17%

(2) From the Fund’s prospectus dated 5/1/07.

Top Ten Equity Holdings(3)

By net assets

Terra Industries, Inc.	2.8%
Foster Wheeler Ltd.	2.5
Jarden Corp.	2.4
Dresser-Rand Group, Inc.	2.1
Flir Systems, Inc.	2.0
Verisign, Inc.	1.9
Central European Media Enterprises, Ltd.	1.8
Denbury Resources, Inc.	1.8
Parametric Technology Corp.	1.8
Verigy Ltd.	1.8

(3)            Top Ten Equity Holdings represented 20.9% of the Portfolio’s net assets as of 6/30/07. Holdings are subject to change due to active management.

Sector Weightings(4)

By net assets

(4)            As a percentage of Portfolio net assets as of 6/30/07. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Special Equities Fund as of June 30, 2007

FUND EXPENSES

Example:  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Special Equities Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,203.10	$7.98
Class B	$1,000.00	$1,198.30	$12.05
Class C	$1,000.00	$1,197.60	$12.04
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.30
Class B	$1,000.00	$1,013.80	$11.03
Class C	$1,000.00	$1,013.80	$11.03

* Expenses are equal to the Fund's annualized expense ratio of 1.46% for Class A shares, 2.21% for Class B shares, and 2.21% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Special Equities Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Special Equities Portfolio, at value (identified cost, $44,433,375)	$57,131,718
Receivable for Fund shares sold	237,218
Total assets	$57,368,936
Liabilities
Payable to affiliate for distribution and service fees	$35,359
Payable for Fund shares redeemed	34,530
Payable to affiliate for Trustees' fees	41
Accrued expenses	31,455
Total liabilities	$101,385
Net Assets	$57,267,551
Sources of Net Assets
Paid-in capital	$62,369,649
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(17,558,307)
Accumulated net investment loss	(242,134)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	12,698,343
Total	$57,267,551
Class A Shares
Net Assets	$51,354,316
Shares Outstanding	3,176,279
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.17
Maximum Offering Price Per Share (100 ÷ 94.25 of $16.17)	$17.16
Class B Shares
Net Assets	$2,654,234
Shares Outstanding	166,365
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.95
Class C Shares
Net Assets	$3,259,001
Shares Outstanding	204,405
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.94
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,871)	$81,288
Interest allocated from Portfolio	53,552
Expenses allocated from Portfolio	(197,809)
Net investment loss from Portfolio	$(62,969)
Expenses
Trustees' fees and expenses	$126
Distribution and service fees Class A	55,798
Class B	10,843
Class C	12,308
Transfer and dividend disbursing agent fees	37,234
Registration fees	30,536
Legal and accounting services	11,908
Custodian fee	8,183
Printing and postage	6,541
Miscellaneous	5,688
Total expenses	$179,165
Net investment loss	$(242,134)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,640,118
Foreign currency transactions	(26)
Net realized gain	$3,640,092
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$5,715,153
Foreign currency	8
Net change in unrealized appreciation (depreciation)	$5,715,161
Net realized and unrealized gain	$9,355,253
Net increase in net assets from operations	$9,113,119

See notes to financial statements
4

Eaton Vance Special Equities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(242,134)	$(324,768)
Net realized gain from investment transactions and foreign currency transactions	3,640,092	7,644,849
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,715,161	(478,733)
Net increase in net assets from operations	$9,113,119	$6,841,348
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$4,876,587	$1,552,586
Class B	621,565	453,220
Class C	905,038	319,922
Cost of shares redeemed Class A	(2,634,691)	(6,078,272)
Class B	(358,987)	(878,159)
Class C	(199,730)	(707,712)
Net asset value of shares exchanged Class A	133,947	424,250
Class B	(133,947)	(424,250)
Net increase (decrease) in net assets from Fund share transactions	$3,209,782	$(5,338,415)
Net increase in net assets	$12,322,901	$1,502,933
Net Assets
At beginning of period	$44,944,650	$43,441,717
At end of period	$57,267,551	$44,944,650
Accumulated net investment loss included in net assets
At end of period	$(242,134)	$—

See notes to financial statements
5

Eaton Vance Special Equities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)
Net asset value — Beginning of period	$13.440		$11.490	$10.740	$10.360	$7.910	$11.790
Income (loss) from operations
Net investment loss	$(0.067)		$(0.083)	$(0.132)	$(0.136)	$(0.127)	$(0.118)
Net realized and unrealized gain (loss)	2.797		2.033	0.882	0.516	2.577	(3.762)
Total income (loss) from operations	$2.730		$1.950	$0.750	$0.380	$2.450	$(3.880)
Net asset value — End of period	$16.170		$13.440	$11.490	$10.740	$10.360	$7.910
Total Return(3)	20.31	%(7)	16.97%	6.96%	3.72%	30.95%	(32.88)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$51,354		$40,700	$38,627	$42,778	$46,244	$41,575
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.46	%(6)	1.42%	1.76%	1.63%	1.64%	1.51%
Expenses after custodian fee reduction(4)(5)	1.46	%(6)	1.42%	1.76%	1.63%	1.64%	1.51%
Net investment loss	(0.91	)%(6)	(0.66)%	(1.24)%	(1.36)%	(1.42)%	(1.26)%
Portfolio Turnover of the Portfolio	43%		98%	207%	264%	292%	188%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.4412297-for-1 reverse stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the period.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2004, respectively).

(6)  Annualized.

(7)  Not Annualized.

See notes to financial statements
6

Eaton Vance Special Equities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$13.310		$11.460	$10.800	$10.500	$8.080	$12.120
Income (loss) from operations
Net investment loss	$(0.121)		$(0.177)	$(0.212)	$(0.214)	$(0.195)	$(0.191)
Net realized and unrealized gain (loss)	2.761		2.027	0.872	0.514	2.615	(3.849)
Total income (loss) from operations	$2.640		$1.850	$0.660	$0.300	$2.420	$(4.040)
Net asset value — End of period	$15.950		$13.310	$11.460	$10.800	$10.500	$8.080
Total Return(2)	19.83	%(6)	16.14%	6.11%	2.86%	29.95%	(33.33)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,654		$2,130	$2,624	$3,436	$5,297	$5,066
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	2.21	%(5)	2.17%	2.51%	2.38%	2.39%	2.26%
Expenses after custodian fee reduction(3)(4)	2.21	%(5)	2.17%	2.51%	2.38%	2.39%	2.26%
Net investment loss	(1.66	)%(5)	(1.43)%	(1.99)%	(2.12)%	(2.17)%	(2.01)%
Portfolio Turnover of the Portfolio	43%		98%	207%	264%	292%	188%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the period.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2004, respectively).

(5)  Annualized.

(6)  Not Annualized.

See notes to financial statements
7

Eaton Vance Special Equities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)
Net asset value — Beginning of period	$13.310		$11.460	$10.800	$10.500	$8.070	$12.110
Income (loss) from operations
Net investment loss	$(0.120)		$(0.176)	$(0.212)	$(0.214)	$(0.197)	$(0.190)
Net realized and unrealized gain (loss)	2.750		2.026	0.872	0.514	2.627	(3.850)
Total income (loss) from operations	$2.630		$1.850	$0.660	$0.300	$2.430	$(4.040)
Net asset value — End of period	$15.940		$13.310	$11.460	$10.800	$10.500	$8.070
Total Return(3)	19.76	%(7)	16.14%	6.10%	2.88%	30.12%	(33.37)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,259		$2,115	$2,191	$2,757	$4,168	$3,824
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.21	%(6)	2.17%	2.51%	2.38%	2.39%	2.26%
Expenses after custodian fee reduction(4)(5)	2.21	%(6)	2.17%	2.51%	2.38%	2.39%	2.26%
Net investment loss	(1.65	)%(6)	(1.42)%	(1.99)%	(2.12)%	(2.18)%	(2.01)%
Portfolio Turnover of the Portfolio	43%		98%	207%	264%	292%	188%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.6952984-for-1 reverse stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the period.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2004, respectively).

(6)  Annualized.

(7)  Not Annualized.

See notes to financial statements
8

Eaton Vance Special Equities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $21,196,488 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($971,379) and December 31, 2010 ($20,225,109).

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, are used to reduce the Fund's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

9

Eaton Vance Special Equities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	318,006	121,649
Redemptions	(179,321)	(489,565)
Exchange from Class B shares	9,026	34,063
Net increase (decrease)	147,711	(333,853)

Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	40,487	36,288
Redemptions	(25,028)	(70,924)
Exchange to Class A shares	(9,127)	(34,225)
Net increase (decrease)	6,332	(68,861)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	58,912	25,405
Redemptions	(13,449)	(57,581)
Net increase (decrease)	45,463	(32,176)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but does not currently receive a fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $3,072 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,483 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the

10

Eaton Vance Special Equities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $55,798 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The fund paid or accrued $8,132 and $9,231 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $304,000 and $1,419,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $2,711 and $3,077 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates, or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective class will be retained by the Fund. EVD received approximately $1,000 and $1 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $6,173,902 and $3,373,845, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

Investment Adviser of Special Equities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Special Equities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Special Equities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

172-8/07  SESRC

Semiannual Report June 30, 2007

EATON VANCE
UTILITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Utilities Fund as of June 30, 2007

investment update

Judith A. Saryan, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, Eaton Vance Utilities Fund’s (the Fund) Class A shares had a total return of 13.15%. This return was the result of an increase in net asset value (NAV) per share to $14.69 on June 30, 2007, from $13.25 on December 31, 2006, and the reinvestment of $0.114 per share in dividend income and $0.1624 per share in capital gains.(1)

•                  The Fund’s Class B shares had a total return of 12.71% for the same period, the result of an increase in NAV per share to $14.70 on June 30, 2007, from $13.26 on December 31, 2006, and the reinvestment of $0.062 per share in dividend income and $0.1624 per share in capital gains.(1)

•                  The Fund’s Class C shares had a total return of 12.71% for the same period, the result of an increase in NAV per share to $14.70 on June 30, 2007, from $13.26 on December 31, 2006, and the reinvestment of $0.062 per share in dividend income and $0.1624 per share in capital gains.(1)

•                  The Fund’s Class I shares had a total return of 13.29% for the same period, the result of an increase in NAV per share to $14.69 on June 30, 2007, from $13.25 on December 31, 2006, and the reinvestment of $0.132 per share in dividend income and $0.1624 per share in capital gains.(1)

•                  For comparison, during the same period, the S&P 500 Utilities Index — an unmanaged index of certain utility stocks — had a total return of 8.87%, while the S&P 500 Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance, had a total return of 6.96%. The average return for funds in the Fund’s Lipper Classification, Lipper Utilities Funds, was 11.50%.(2)

Management Discussion

•                  During the six months ended June 30, 2007, utility stocks benefited from continued investor demand for these high-quality, dividend-paying stocks during a period of increasing market volatility and economic uncertainty in the U.S. and economic strengthening abroad — especially in Europe. An increase in merger and acquisition activity — part of a longer-term trend of consolidation in the industry — also bolstered utility stock prices during the period.

•                  The Fund invests its assets in a separate registered investment company, Utilities Portfolio (the Portfolio), with the same objective and investment policies as the Fund. During the six-month period, the Fund showed solid gains, outperforming both the S&P 500 Utilities Index and the average return of the Lipper Utilities Funds classification. The Fund outperformed primarily because of stock selection, especially in holdings of electric utilities, integrated (electric and gas) utilities, and independent power producers. In addition, the Portfolio’s holdings of telecommunications stocks, which are not included in the S&P 500 Utilities Index, performed well.(2),(3)

•                  The Portfolio continued to benefit from investments in Europe, especially in the electric utilities sector.(3) (The S&P 500 Utilities Index does not include foreign utility stocks.(2)) In general, management’s continued emphasis on higher-quality integrated utilities with strong cash flows and steady earnings growth benefited the Portfolio during the period.

•                  The Portfolio’s energy holdings struggled during the period and were the only significant detractors from relative performance, compared with the S&P 500 Utilities Index, as energy stocks are not included in this Index.(2),(3)

Management Discussion continued on page 2.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www. eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Utilities Fund as of June 30, 2007

Fund peRFORmanCe

•                  Effective August 15, 2007, the Fund will change its name to Eaton Vance Dividend Builder Fund, and the Portfolio will change its name to Dividend Builder Portfolio. In addition, the Fund and the Portfolio will change their policies of investing at least 80% of net assets in equity securities of utilities companies to investing at least 80% of net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Portfolio will continue to invest at least 25% of its assets in equity securities of utilities companies. The name change is being made to allow the Fund to invest in a broader range of dividend-paying securities than the current policy permits. Eaton Vance believes that the greater investment flexibility afforded by these changes will allow the Fund to adapt to evolving market conditions, while reducing the risks associated with investing at least 80% of net assets in utilities securities.

Performance(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	EVTMX	EMTMX	ECTMX	EIUTX
Average Annual Total Returns (at net asset value)
Six Months	13.15%	12.71%	12.71%	13.29%
One Year	35.01	33.97	33.97	35.34
Five Years	20.92	20.00	19.98	N/A
Ten Years	14.84	13.95	13.89	N/A
Life of Fund†	13.97	11.71	11.54	26.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	6.63%	7.71%	11.71%	13.29%
One Year	27.27	28.97	32.97	35.34
Five Years	19.48	19.80	19.98	N/A
Ten Years	14.16	13.95	13.89	N/A
Life of Fund†	13.71	11.71	11.54	26.47

†Inception Dates – Class A: 12/18/81; Class B and Class C: 11/1/93; Class I: 6/20/05

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C	Class I
Expense Ratio	1.06%	1.81%	1.81%	0.81%

(2)	From the Fund’s prospectus dated 5/1/07.

Common Stock Investments by Sector(3)

By net assets

(3)

As a percentage of Portfolio net assets as of 6/30/07. Represented 99.6% of net assets as of 6/30/07. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings(4)

By net assets

AT&T, Inc.	4.4%
Constellation Energy Group, Inc.	2.8
Edison International	2.6
CMS Energy Corp.	2.4
Mirant Corp.	2.4
Veolia Environment ADR	2.4
Verizon Communications, Inc.	2.4
NRG Energy, Inc.	2.4
Iberdrola S.A.	2.3
TELUS Corp.	2.2

(4)	Top Ten Equity Holdings represented 26.3% of Portfolio net assets as of 6/30/07. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Utilities Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Utilities Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,131.50	$5.55
Class B	$1,000.00	$1,127.10	$9.49
Class C	$1,000.00	$1,127.10	$9.49
Class I	$1,000.00	$1,132.90	$4.23
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26
Class B	$1,000.00	$1,015.90	$9.00
Class C	$1,000.00	$1,015.90	$9.00
Class I	$1,000.00	$1,020.80	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, and 0.80% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Utilities Portfolio, at value (identified cost, $1,145,898,797)	$1,633,217,433
Receivable for Fund shares sold	4,141,724
Total assets	$1,637,359,157
Liabilities
Payable for Fund shares redeemed	$4,739,690
Payable to affiliate for distribution and service fees	1,171,105
Payable to affiliate for Trustees' fees	862
Accrued expenses	352,765
Total liabilities	$6,264,422
Net Assets	$1,631,094,735
Sources of Net Assets
Paid-in capital	$1,067,092,071
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	66,808,343
Accumulated undistributed net investment income	9,875,685
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	487,318,636
Total	$1,631,094,735
Class A Shares
Net Assets	$1,245,484,973
Shares Outstanding	84,811,279
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.69
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.69)	$15.59
Class B Shares
Net Assets	$153,251,755
Shares Outstanding	10,424,339
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.70
Class C Shares
Net Assets	$224,382,089
Shares Outstanding	15,259,536
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.70
Class I Shares
Net Assets	$7,975,918
Shares Outstanding	543,084
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.69
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $2,245,397)	$28,468,763
Interest allocated from Portfolio	906,372
Securities lending income allocated from Portfolio, net	1,148,318
Expenses allocated from Portfolio	(5,211,236)
Net investment income from Portfolio	$25,312,217
Expenses
Trustees' fees and expenses	$1,697
Distribution and service fees Class A	1,472,009
Class B	725,987
Class C	1,006,667
Transfer and dividend disbursing agent fees	683,700
Printing and postage	119,050
Registration fees	44,350
Legal and accounting services	42,740
Custodian fee	19,730
Miscellaneous	18,849
Total expenses	$4,134,779
Net investment income	$21,177,438
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$61,635,826
Foreign currency transactions	(45,598)
Net realized gain	$61,590,228
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$102,881,917
Foreign currency	32,921
Net change in unrealized appreciation (depreciation)	$102,914,838
Net realized and unrealized gain	$164,505,066
Net increase in net assets from operations	$185,682,504

See notes to financial statements
4

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$21,177,438	$25,346,714
Net realized gain from investment and foreign currency transactions	61,590,228	108,637,936
Net change in unrealized appreciation (depreciation) from investments and foreign currency	102,914,838	147,560,585
Net increase in net assets from operations	$185,682,504	$281,545,235
Distributions to shareholders — From net investment income Class A	$(9,675,450)	$(24,241,181)
Class B	(648,437)	(2,444,937)
Class C	(904,048)	(3,012,269)
Class I	(73,818)	(181,789)
From net realized gain Class A	(13,478,022)	(75,765,124)
Class B	(1,674,515)	(10,018,717)
Class C	(2,270,726)	(12,851,795)
Class I	(96,362)	(536,666)
Total distributions to shareholders	$(28,821,378)	$(129,052,478)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$207,777,728	$335,812,097
Class B	18,541,919	32,795,249
Class C	45,708,349	59,354,323
Class I	1,815,946	1,653,212
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	17,335,420	72,905,564
Class B	1,570,244	8,190,816
Class C	1,932,719	8,975,736
Class I	153,299	666,259
Cost of shares redeemed Class A	(160,470,164)	(136,909,549)
Class B	(13,637,896)	20,417,552
Class C	(21,067,157)	(32,639,839)
Class I	(2,223,053)	(455,706)
Net asset value of shares exchanged Class A	3,441,951	4,042,691
Class B	(3,441,951)	(4,042,691)
Net increase in net assets from Fund share transactions	$97,437,354	$329,930,610
Net increase in net assets	$254,298,480	$482,423,367

Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
At beginning of period	$1,376,796,255	$894,372,888
At end of period	$1,631,094,735	$1,376,796,255
Accumulated undistributed net investment income included in net assets
At end of period	$9,875,685	$—

See notes to financial statements
5

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)
Net asset value — Beginning of period	$13.250		$11.480	$9.790		$8.040			$6.580	$7.740
Income (loss) from operations
Net investment income	$0.205		$0.312	$0.252		$0.238			$0.196	$0.207
Net realized and unrealized gain (loss)	1.511		2.863	1.708		1.743			1.474	(1.174)
Total income (loss) from operations	$1.716		$3.175	$1.960		$1.981			$1.670	$(0.967)
Less distributions
From net investment income	$(0.114)		$(0.357)	$(0.270)		$(0.231)			$(0.210)	$(0.193)
From net realized gain	(0.162)		(1.048)	—		—			—	—
Total distributions $(0.276)	$(1.405)		$(0.270)	$(0.231)		$(0.210)		$		(0.193)
Net asset value — End of period	$14.690		$13.250	$11.480		$9.790			$8.040	$6.580
Total Return(2)	13.15	%(6)	28.51%	20.24%		25.11%			25.92%	(12.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,245,485		$1,056,803	$664,966		$488,659			$358,460	$295,493
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.05	%(5)	1.06%†	1.08	%†	1.10	%†		1.15%	1.14%
Expenses after custodian fee reduction(3)	1.05	%(5)	1.06%†	1.08	%†	1.10	%†		1.15%	1.14%
Interest expense(3)	—	(4)(5)	— (4)	—	(4)	—	(4)		— (4)	— (4)
Net investment income	2.93	%(5)	2.50%†	2.35	%†	2.79	%†		2.81%	2.99%
Portfolio Turnover of the Portfolio	23%		76%	54%		59%			106%	146%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
6

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$13.260		$11.490	$9.750		$8.010		$6.560	$7.730
Income (loss) from operations
Net investment income	$0.150		$0.218	$0.171		$0.166		$0.142	$0.155
Net realized and unrealized gain (loss)	1.514		2.864	1.711		1.736		1.472	(1.178)
Total income (loss) from operations	$1.664		$3.082	$1.882		$1.902		$1.614	$(1.023)
Less distributions
From net investment income	$(0.062)		$(0.264)	$(0.142)		$(0.162)		$(0.164)	$(0.147)
From net realized gain	(0.162)		(1.048)	—		—		—	—
Total distributions	$(0.224)		$(1.312)	$(0.142)		$(0.162)		$(0.164)	$(0.147)
Net asset value — End of period	$14.700		$13.260	$11.490		$9.750		$8.010	$6.560
Total Return(2)	12.71	%(6)	27.52%	19.40%		24.15%		25.03%	(13.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$153,252		$135,228	$102,515		$72,435		$71,199	$43,244
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.80	%(5)	1.81%†	1.83	%†	1.85	%†	1.90%	1.89%
Expenses after custodian fee reduction(3)	1.80	%(5)	1.81%†	1.83	%†	1.85	%†	1.90%	1.89%
Interest expense(3)	—	(4)(5)	— (4)	—	(4)	—	(4)	— (4)	— (4)
Net investment income	2.15	%(5)	1.74%†	1.59	%†	1.96	%†	2.03%	2.24%
Portfolio Turnover of the Portfolio	23%		76%	54%		59%		106%	146%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$13.260		$11.500	$9.740		$7.990		$6.540	$7.690
Income (loss) from operations
Net investment income	$0.155		$0.215	$0.165		$0.170		$0.138	$0.154
Net realized and unrealized gain (loss)	1.509		2.857	1.720		1.741		1.467	(1.164)
Total income (loss) from operations	$1.664		$3.072	$1.885		$1.911		$1.605	$(1.010)
Less distributions
From net investment income	$(0.062)		$(0.264)	$(0.125)		$(0.161)		$(0.155)	$(0.140)
From net realized gain	(0.162)		(1.048)	—		—		—	—
Total distributions	$(0.224)		$(1.312)	$(0.125)		$(0.161)		$(0.155)	$(0.140)
Net asset value — End of period	$14.700		$13.260	$11.500		$9.740		$7.990	$6.540
Total Return(2)	12.71	%(6)	27.41%	19.48%		24.13%		25.03%	(13.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$224,382		$177,314	$122,099		$64,898		$28,546	$11,363
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.80	%(5)	1.81%†	1.83	%†	1.85	%†	1.90%	1.89%
Expenses after custodian fee reduction(3)	1.80	%(5)	1.81%†	1.83	%†	1.85	%†	1.90%	1.89%
Interest expense(3)	—	(4)(5)	— (4)	—	(4)	—	(4)	— (4)	— (4)
Net investment income	2.21	%(5)	1.72%†	1.54	%†	2.00	%†	1.96%	2.25%
Portfolio Turnover of the Portfolio	23%		76%	54%		59%		106%	146%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Utilities Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007 (Unaudited)(1)		Year Ended December 31, 2006(1)	Period Ended December 31, 2005(1)(2)
Net asset value — Beginning of period	$13.250		$11.480	$10.570
Income (loss) from operations
Net investment income	$0.215		$0.341	$0.106
Net realized and unrealized gain	1.519		2.865	0.980
Total income from operations	$1.734		$3.206	$1.086
Less distributions
From net investment income	$(0.132)		$(0.388)	$(0.176)
From net realized gain	(0.162)		(1.048)	—
Total distributions	$(0.294)		$(1.436)	$(0.176)
Net asset value — End of period	$14.690		$13.250	$11.480
Total Return(3)	13.29	%(8)	28.83%	10.31	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,976		$7,452	$4,793
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.80	%(6)	0.81%†	0.83	%(6)†
Expenses after custodian fee reduction(4)	0.80	%(6)	0.81%†	0.83	%(6)†
Interest expense	—	(5)(6)	— (5)	—	(5)(6)
Net investment income	3.09	%(6)	2.73%†	1.76	%(6)†
Portfolio Turnover of the Portfolio	23%		76%	54	%(7)

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on June 20, 2005 to December 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Represents less than 0.01%.

(6)  Annualized.

(7)  For the Portfolio's fiscal year January 1, 2005 through December 31, 2005.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Utilities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

Eaton Vance Utilities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, are used to reduce the Fund's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an

10

Eaton Vance Utilities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	14,759,288	26,908,817
Issued to shareholders electing to receive payments of distributions in Fund shares	1,277,684	5,667,407
Redemptions	(11,237,161)	(11,040,877)
Exchange from Class B shares	240,829	324,025
Net increase	5,040,640	21,859,372
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,320,369	2,611,326
Issued to shareholders electing to receive payments of distributions in Fund shares	116,453	636,009
Redemptions	(968,636)	(1,646,654)
Exchange to Class A shares	(240,523)	(323,649)
Net increase	227,663	1,277,032

Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	3,242,479	4,700,085
Issued to shareholders electing to receive payments of distributions in Fund shares	143,129	694,642
Redemptions	(1,493,481)	(2,648,586)
Net increase	1,892,127	2,746,141
Class I	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	128,633	129,499
Issued to shareholders electing to receive payments of distributions in Fund shares	11,300	51,942
Redemptions	(159,265)	(36,361)
Net increase (decrease)	(19,332)	145,080

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment advisory fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $40,521 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $401,561 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act (the 1940

11

Eaton Vance Utilities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $1,472,009 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $544,490 and $755,000 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,140,000 and $12,976,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $181,497 and $251,667 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more are subject to a 1% CDSC in the event of redemption within 18 months of purchase. In connection with such purchases, the principal underwriter will pay the investment dealer a sales commission equal to 1.00% of the purchase amount. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $900, $110,000 and $20,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $274,334,407 and $208,073,227, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007 there are no uncertain

12

Eaton Vance Utilities Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9  Subsequent Event

Effective August 15, 2007, the Board of Trustees approved a change in the name of the Eaton Vance Utilities Fund to Eaton Vance Dividend Builder Fund. Concurrent with the name change, the Fund will change its policy of investing at least 80% of net assets in equity securities of utilities companies to investing at least 80% of net assets in dividend-paying common stocks and dividend paying or interest-bearing securities that are convertible into common stock. The Fund will continue to invest at least 25% of its assets in equity securities of utilities companies. The name change is being made to allow the Fund to invest in a broader range of dividend-paying securities than the current policy permits. EVM believes that the greater investment flexibility afforded by these changes will allow the Fund to adapt to evolving market conditions, while reducing the risks associated with investing at least 80% of net assets in utilities securities.

13

Investment Adviser of Utilities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Utilities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Utilities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

159-8/07  UTSRC

Semiannual Report June 30, 2007

EATON VANCE
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

INVESTMENT UPDATE

Lewis Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six-month period ended June 30, 2007, the Fund’s Class A shares had a total return of 6.63%. This return was the result of an increase in net asset value (NAV) per share to $16.56 on June 30, 2007, from $15.53 on December 31, 2006.(1)

•                  The Fund’s Class B shares had a total return of 6.26% for the same period, the result of an increase in NAV per share to $15.95 on June 30, 2007, from $15.01 on December 31, 2006.(1)

•                  The Fund’s Class C shares had a total return of 6.26% for the same period, the result of an increase in NAV per share to $15.95 on June 30, 2007, from $15.01 on December 31, 2006.(1)

•                  The Fund’s Class I shares had a total return of 1.72% for the period from inception, May 3, 2007, to June 30, 2007, the result of an increase in NAV per share to $16.57 on June 30, 2007, from $16.29 on May 3, 2007.(1)

•                  For comparison, the Russell 1000 Growth Index – a broad-based, unmanaged index of growth stocks – had a total return of 8.13% for the six months ended June 30, 2007. Funds in the Lipper Large-Cap Growth Classification had an average return of 7.58% for the same period. For the period from May 3, 2007, to June 30, 2007, the Russell 1000 Growth Index had a total return of 0.59%, and the Lipper Large-Cap Growth Classification had an average return of 1.14%.(2)

Management Discussion

•                  The U.S. stock markets posted positive returns in the first half of 2007, though with increased volatility. The economy slowed somewhat in the first quarter of 2007, and higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April 2007 and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity. Small-cap stocks outperformed large-cap stocks, and growth stocks outpaced their value counterparts.

•                  Each of the 10 economic sectors in the Russell 1000 Growth Index posted postive returns for the six months ended June 30, 2007.(2) Energy, materials, utilities and telecom services were leading sectors for the benchmark, while the consumer discretionary, financials and consumer staples sectors lagged. Rising commodity prices drove the strength in the energy and materials sectors, while investors’ preference for dividend-paying stocks drove the performance of utilities and telecom services. Conversely, rising gas prices and housing woes slowed consumer spending, which weighed on the consumer discretionary sector, particularly the retailers. The financials sector lagged, as an inverted yield curve constrained net interest margins (net interest income expressed as a percentage of earning assets), typically an important source of earnings for most financial companies. And lastly, in consumer staples, under-performance was driven by fears that higher raw materials costs would negatively impact earnings.

•                  The Fund invests in Large-Cap Growth Portfolio (the Portfolio), a separate registered investment company, with the same objective and investment policies as the Fund. During the six-month period ended June 30, 2007, the Fund’s best relative performance came from Portfolio holdings in the information technology,

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

consumer discretionary, and financials sectors. In information technology, the Portfolio’s stock selection in communications equipment companies was the strongest contributor to performance relative to the benchmark. Among the Portfolio’s consumer discretionary stocks, outperformance was driven by stock selection, particularly in the retail space. In financials, the Portfolio benefited from positive stock selection in the consumer finance sub-sector, as well as the avoidance of the under-performing REIT sub-sector.(1)

•                  Conversely, specific holdings among the Portfolio’s holdings in the health care, materials, and industrials sectors accounted for the Fund’s underperformance versus the Russell 1000 Growth Index. More specifically, stock selection in health care equipment, chemicals, and machinery had a negative impact on performance. An underweighting in the energy sector, which had strong performance during the period, further contributed to the Fund’s shortfall versus the Russell 1000 Growth Index.(1)

•                  In closing, we would like to thank you, our fellow shareholders, for your continued confidence and participation in the Fund.

(1)       Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common stock investments by sector*

By net assets

*As a percentage of the Portfolio’s net assets as of June 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings**

By net assets

Apple Computer, Inc.	2.45%
United Technologies Corp.	2.27%
Cisco Systems, Inc.	2.22%
Medtronic, Inc.	2.11%
Google Inc., Class A	1.93%
General Electric Co.	1.92%
Intel Corp.	1.91%
Comcast Corp., Class A	1.88%
Procter & Gamble Co.	1.73%
Texas Instruments, Inc.	1.72%

**Top Ten Equity Holdings represented 20.14% of Portfolio net assets as of June 30, 2007. Holdings are subject to change due to active management.

2

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FUND PERFORMANCE

Performance*

Share Class Symbol	Class A EALCX	Class B EBLCX	Class C ECLCX	Class I ELCIX
Average Annual Total Returns (at net asset value)
Six Months	6.63%	6.26%	6.26%	N.A.
One Year	18.54	17.72	17.72	N.A.
Life of Fund†	12.31	11.47	11.47	1.72

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.49%	1.26%	5.26%	N.A.
One Year	11.72	12.72	16.72	N.A.
Life of Fund†	10.93	11.19	11.47	1.72

†Inception Dates – Class A, Class B, and Class C: 9/9/02; Class I: 5/3/07

*Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower.

Total Annual Operating Expenses**

	Class A	Class B	Class C	Class I
Gross Expense Ratio	1.52%	2.27%	2.27%	1.27%
Net Expense Ratio	1.40	2.15	2.15	1.15

**From the Fund’s prospectus dated 5/1/07. Reflects a contractual expense reimbursement that continues through May 1, 2008. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Growth Fund

	Beginning Account Value	Ending Account Value (6/30/07)	Expenses Paid During Period (1/1/07 – 6/30/07)
Actual*
Class A	$1,000.00	$1,066.30	$7.17	***
Class B	$1,000.00	$1,062.60	$11.00	***
Class C	$1,000.00	$1,062.60	$11.00	***
Class I	$1,000.00	$1,017.20	$1.87	***

* Actual expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares, and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 for Class A, Class B and Class C (to reflect the one-half-year period) and by 59/381 for Class I (to reflect the initial issuance of shares on May 3, 2007, to June 30, 2007). The Example assumes that $1000 was invested at net asset per share determined at the close of business on December 31, 2006 for Class A, Class B and Class C and on May 2, 2007 for Class I. The Example reflects the expenses of the Fund and the Portfolio.

Hypothetical**

(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	***
Class B	$1,000.00	$1,014.10	$10.74	***
Class C	$1,000.00	$1,014.10	$10.74	***
Class I	$1,000.00	$1,019.10	$5.76	***

** Hypothetical Expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares, and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

*** Absent a reimbursement of certain expenses by the administrator, expenses would be higher.

4

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $76,014,905)	$91,815,250
Receivable for Fund shares sold	333,515
Receivable from affiliate	8,942
Total assets	$92,157,707
Liabilities
Payable for Fund shares redeemed	$126,224
Payable to affiliate for distribution and service fees	66,867
Payable to affiliate for administration fees	11,247
Payable to affiliate for Trustees' fees	106
Other accrued expenses	41,109
Total liabilities	$245,553
Net Assets	$91,912,154
Sources of Net Assets
Paid-in capital	$76,057,163
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	83,248
Accumulated net investment loss	(28,602)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	15,800,345
Total	$91,912,154
Class A Shares
Net Assets	$60,432,271
Shares Outstanding	3,648,260
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.56
Maximum Offering Price Per Share (100 ÷ 94.25 of $16.56)	$17.57
Class B Shares
Net Assets	$13,968,806
Shares Outstanding	875,970
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.95
Class C Shares
Net Assets	$17,484,079
Shares Outstanding	1,096,079
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.95
Class I Shares
Net Assets	$26,998
Shares Outstanding	1,629
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $12,789)	$584,586
Interest allocated from Portfolio	62,610
Security lending income allocated from Portfolio, net	2,749
Expenses allocated from Portfolio	(312,998)
Net investment income from Portfolio	$336,947
Expenses
Administration fee	$61,171
Trustees' fees and expenses	87
Distribution and service fees Class A	66,130
Class B	65,960
Class C	77,320
Transfer and dividend disbursing agent fees	47,781
Registration fees	22,897
Custodian fee	10,072
Printing and postage	9,552
Legal and accounting services	9,075
Miscellaneous	4,522
Total expenses	$374,567
Deduct — Allocation of Fund expenses to affiliate	$9,018
Total expense reductions	$9,018
Net expenses	$365,549
Net investment loss	$(28,602)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$161,702
Foreign currency transactions	(87)
Net realized gain	$161,615
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$5,090,377
Foreign currency	(100)
Net change in unrealized appreciation (depreciation)	$5,090,277
Net realized and unrealized gain	$5,251,892
Net increase in net assets from operations	$5,223,290

See notes to financial statements
5

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(28,602)	$(216,088)
Net realized gain from investment transactions, payment by affiliate, a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines, and foreign currency transactions	161,615	1,404,394
Net change in unrealized appreciation (depreciation) of investments and foreign currency	5,090,277	4,560,292
Net increase in net assets from operations	$5,223,290	$5,748,598
Distributions to shareholders — From net realized gain
Class A	$—	$(909,378)
Class B	—	(263,697)
Class C	—	(276,430)
Total distributions to shareholders	$—	$(1,449,505)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$16,933,283	$27,335,831
Class B	2,610,991	3,576,517
Class C	5,217,679	6,364,298
Class I	27,260	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	714,159
Class B	—	217,856
Class C	—	196,833
Cost of shares redeemed
Class A	(5,675,334)	(6,177,151)
Class B	(1,462,907)	(3,301,010)
Class C	(1,828,322)	(1,812,045)
Net asset value of shares exchanged
Class A	455,434	795,619
Class B	(455,434)	(795,619)
Net increase in net assets from Fund share transactions	$15,822,650	$27,115,288
Net increase in net assets	$21,045,940	$31,414,381
Net Assets
At beginning of period	$70,866,214	$39,451,833
At end of period	$91,912,154	$70,866,214
Accumulated net investment loss included in net assets
At end of period	$(28,602)	$—

See notes to financial statements
6

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,							Period Ended
	(Unaudited)		2006		2005		2004		2003	December 31, 2002(1)
Net asset value — Beginning of period	$15.530		$14.100		$13.600		$12.390		$10.030	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.015		$(0.020)		$0.000	(3)	$0.007		$(0.007)	$0.000	(3)
Net realized and unrealized gain	1.015		1.773		0.902		1.277	(4)	2.367	0.030	(4)
Total income from operations	$1.030		$1.753		$0.902		$1.284		$2.360	$0.030
Less distributions
From net realized gain	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Total distributions	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Net asset value — End of period	$16.560		$15.530		$14.100		$13.600		$12.390	$10.030
Total Return(5)	6.63	%(11)	12.42	%(6)	6.60%		10.37%		23.53%	0.30	%(11)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$60,432		$45,236		$20,037		$15,829		$8,503	$3,060
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.40	%(8)(9)	1.40%		1.40	%(8)	1.40	%(8)	1.40%	1.41	%(9)
Expenses after custodian fee reduction(7)	1.40	%(8)(9)	1.40%		1.40	%(8)	1.40	%(8)	1.40%	1.40	%(9)
Net investment income (loss)	0.19	%(9)	(0.14)%		0.00	%(10)	0.06%		(0.06)%	0.00	%(9)(10)
Portfolio Turnover of the Portfolio	17%		56%		55%		45%		64%	11%

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Less than $0.001 per share.

(4)  The per share amount is not in accord with net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  The investment adviser waived a portion of its investment advisory fee (equal to 0.02%, less than 0.01%, and 0.01% of average daily net assets for 2007, 2005 and 2004, respectively).

(9)  Annualized.

(10)  Less than 0.01%.

(11)  Not annualized.

See notes to financial statements
7

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,							Period Ended
	(Unaudited)		2006		2005		2004		2003	December 31,2002(1)
Net asset value — Beginning of period	$15.010		$13.730		$13.360		$12.260		$10.000	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.042)		$(0.125)		$(0.101)		$(0.091)		$(0.090)	$(0.021)
Net realized and unrealized gain	0.982		1.728		0.873		1.265	(3)	2.350	0.021	(3)
Total income from operations	$0.940		$1.603		$0.772		$1.174		$2.260	$—
Less distributions
From net realized gain	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Total distributions	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Net asset value — End of period	$15.950		$15.010		$13.730		$13.360		$12.260	$10.000
Total Return(4)	6.26	%(9)	11.67	%(5)	5.74%		9.58%		22.60%	0.00	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,969		$12,484		$11,809		$10,104		$5,349	$1,595
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	2.15	%(7)(8)	2.15%		2.15	%(7)	2.15	%(7)	2.15%	2.16	%(8)
Expenses after custodian fee reduction(6)	2.15	%(7)(8)	2.15%		2.15	%(7)	2.15	%(7)	2.15%	2.15	%(8)
Net investment loss	(0.55	)%(8)	(0.88)%		(0.75)%		(0.72)%		(0.81)%	(0.67	)%(8)
Portfolio Turnover of the Portfolio	17%		56%		55%		45%		64%	11%

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to 0.02%, less than 0.01%, and 0.01% of average daily net assets for 2007, 2005 and 2004, respectively).

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,							Period Ended
	(Unaudited)		2006		2005		2004		2003	December 31, 2002(1)
Net asset value — Beginning of period	$15.010		$13.730		$13.360		$12.270		$10.010	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.042)		$(0.127)		$(0.101)		$(0.092)		$(0.089)	$(0.023)
Net realized and unrealized gain	0.982		1.730		0.873		1.256	(3)	2.349	0.033	(3)
Total income from operations	$0.940		$1.603		$0.772		$1.164		$2.260	$0.010
Less distributions
From net realized gain	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Total distributions	$—		$(0.323)		$(0.402)		$(0.074)		$—	$—
Net asset value — End of period	$15.950		$15.010		$13.730		$13.360		$12.270	$10.010
Total Return(4)	6.26	%(9)	11.67	%(5)	5.74%		9.49%		22.58%	0.10	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,484		$13,146		$7,606		$6,217		$3,770	$1,161
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	2.15	%(7)(8)	2.15%		2.15	%(7)	2.15	%(7)	2.15%	2.16	%(8)
Expenses after custodian fee reduction(6)	2.15	%(7)(8)	2.15%		2.15	%(7)	2.15	%(7)	2.15%	2.15	%(8)
Net investment loss	(0.55	)%(8)	(0.88)%		(0.75)%		(0.73)%		(0.81)%	(0.71	)%(8)
Portfolio Turnover of the Portfolio	17%		56%		55%		45%		64%	11%

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to 0.02%, less than 0.01% and 0.01% of average daily net assets for 2007, 2005, and 2004, respectively).

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended June 30, 2007 (Unaudited)(1)
Net asset value — Beginning of period	$16.290
Income (loss) from operations
Net investment income(2)	$0.000	(3)
Net realized and unrealized gain	0.280
Total income from operations	$0.280
Net asset value — End of period	$16.570
Total Return(4)	1.72	%(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.15	%(6)(7)
Expenses after custodian fee reduction(5)	1.15	%(6)(7)
Net investment income	0.00	%(6)(8)
Portfolio Turnover of the Portfolio	17	%(9)

(1)  For the period from the initial issuance, May 3, 2007, to June 30, 2007.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Less than $0.001 per share

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to 0.17%of average daily net assets for 2007).

(8)  Less than 0.01%

(9)  For the Portfolio's fiscal period January 1, 2007 to June 30, 2007.

(10)  Not annualized.

See notes to financial statements
10

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares, which were initially issued on May 3, 2007, are offered at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (84.8% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund had net capital losses of $39,681 attributable to investment transactions incurred after October 31, 2006. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,060,628	1,809,659
Issued to shareholders electing to receive payments of distributions in Fund shares	—	45,781
Redemptions	(353,337)	(419,278)
Exchanges from Class B shares	28,361	55,104
Net increase	735,652	1,491,266

Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	169,118	246,035
Issued to shareholders electing to receive payments of distributions in Fund shares	—	14,446
Redemptions	(95,593)	(231,722)
Exchanges to Class A shares	(29,401)	(56,758)
Net increase (decrease)	44,124	(27,999)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	338,794	436,046
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,053
Redemptions	(118,548)	(127,115)
Net increase	220,246	321,984
Class I		Six Months Ended June 30, 2007 (Unaudited)(1)
Sales		1,629
Net increase		1,629

(1) Class I shares were initially issued on May 3, 2007.

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $61,171. For the six months ending June 30, 2007, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual Fund expenses exceed 1.40% (annualized) of average net assets for Class A shares, 2.15% (annualized) of average net assets for Class B and Class C shares, and 1.15% (annualized) for Class I shares. This expense reimbursement will continue through May 1, 2008. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $9,018 of the Fund's operating expenses for the six months ended June 30, 2007. The Portfolio has engaged Boston Management and Research (BMR), a

12

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $3,217 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,451 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $66,130 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended June 30, 2007, amounted to $49,470 and $57,990 for Class B and Class C shares, respectively. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $54,000 and $747,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $16,490 and $19,330 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six  years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $8,000, $15,000 and $1,000 of CDSC paid by shareholders for

13

Eaton Vance Large-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $25,783,865 and $9,682,740, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007 there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1559-8/07  LCCSRC

Semiannual Report June 30, 2007

EATON VANCE
LARGE-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap Value Fund as of June 30, 2007

INVESTMENT UPDATE

Michael R. Mach, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six-month period ended June 30, 2007, the Fund’s Class A shares had a total return of 8.30%. This return was the result of an increase in net asset value (NAV) per share to $22.45 on June 30, 2007, from $21.04 on December 31, 2006, and the reinvestment of $0.145 per share in dividend income and $0.1708 per share in capital gains.(1)

•                  The Fund’s Class B shares had a total return of 7.90% for the same period, the result of an increase in NAV per share to $22.45 from $21.04, and the reinvestment of $0.064 per share in dividend income and $0.1708 per share in capital gains.(1)

•                  The Fund’s Class C shares had a total return of 7.89% for the same period, the result of an increase in NAV per share to $22.45 from $21.04, and the reinvestment of $0.064 per share in dividend income and $0.1708 per share in capital gains.(1)

•                  The Fund’s Class I shares had a total return of 8.43% for the same period, the result of an increase in NAV per share to $22.45 from $21.04, and the reinvestment of $0.172 per share in dividend income and $0.1708 per share in capital gains.(1)

•                  The Fund’s Class R shares had a total return of 8.16% for the same period, the result of an increase in NAV per share to $22.45 from $21.04, and the reinvestment of $0.119 per share in dividend income and $0.1708 per share in capital gains.(1)

•                  For comparison, the Fund’s benchmark, the Russell 1000 Value Index – a broad-based, unmanaged index of value stocks – had a total return of 6.23% during the period, while the broader market, as measured by the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of U.S. stock market performance – was up 6.96%. Funds in the Lipper Large-Cap Value Classification had an average total return of 7.15% during the same period.(2)

Management Discussion

•                  The U.S. stock markets posted positive returns in the first half of 2007, though with increased volatility. The economy slowed somewhat in the first quarter, and higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period-end, as investors responded favorably to corporate profit growth and continued merger and buyout activity. Small-cap stocks outperformed large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The Fund invests its assets in Large-Cap Value Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. For the six-month period ended June 30, 2007, Fund shares outperformed the average return of funds in its peer group, the Lipper Large-Cap Value Classification, as well as its benchmark index, the Russell 1000 Value Index, and the broader market, as measured by the S&P 500 Index.(2)

•                  Nine of the 10 economic sectors in the Russell 1000 Value Index posted positive returns for the six months ended June 30, 2007. The strongest gains came from the materials, telecommunications, energy, and industrials sectors, each of which had double-digit returns for the period; the financials sector was the only sector of the Index that posted a negative return.2 The Portfolio’s sector allocations, relative to the Russell 1000 Value Index, had a modestly positive effect on performance, primarily due its underweighting in the financials area. (2), (3)

•                  Stock selection was the primary driver of the Fund’s relative outperformance. Portfolio holdings in the utilities sector made the strongest contribution to performance. Stock selection in the information technology, consumer staples, industrials, and materials sectors also contributed positively to performance. (3)

•                  Conversely, stock selection in the health care sector was a negative factor in the Fund’s relative performance. An underweighting in one of the Russell 1000 Value Index’s stronger-performing sectors, telecommunications services, was another area in which the Fund

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

did not outperform the benchmark, though each of these sectors had positive returns for the Fund during the period.(1), (2)

•                  In these discussions, we believe it is important to consider the Fund’s longer-term performance, along with more recent results. The Fund’s Class A shares outperformed the Russell 1000 Value Index for the 3- and 10-year periods (though not for the 5-year period) ended June 30, 2007. The Fund’s Class A shares also outperformed the S&P 500 Index and the Lipper Large-Cap Value Classification for the 3-, 5-, and 10-year periods ended June 30, 2007.(1), (3)

•                  The Portfolio remains committed to its strategy of investing in companies that are considered to be inexpensive or undervalued in relation to the overall stock market, and that meet numerous criteria for quality, such as business franchises, financial strength, and management.

•                  In closing, I would like to thank you, my fellow shareholders, for your continued confidence and participation in the Fund.

(1)       It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(2)       Sector weightings are subject to change due to active management.

(3)       The Fund’s Class A shares had annualized total returns of 17.05%, 12.85% and 10.91%, for the 3-, 5-, and 10-year periods ended June 30, 2007, respectively. The Fund’s returns do not include the 5.75% maximum sales charge for Class A shares. For the 3-, 5-, and 10-year periods ended June 30, 2007, the annualized total returns for the Russell 1000 Value Index were 15.93%, 13.31%, and 9.87%, respectively; for the S&P 500 Index, 11.67%, 10.70% and 7.13%, respectively; and for the Lipper Large-Cap Value Classification, 13.38%, 11.33% and 7.69%, respectively.

Common Stock Investments by Sector*

By net assets

* As a percentage of the Portfolio’s net assets as of June 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings**

By net assets

AT&T, Inc.	2.58%
ConocoPhillips	2.58
Wyeth	2.53
JPMorgan Chase & Co.	2.47
Hewlett-Packard Co.	2.47
Exxon Mobil Corp.	2.47
American International Group, Inc.	2.42
International Business Machines Corp.	2.41
Citigroup, Inc.	2.40
Merrill Lynch & Co., Inc.	2.39

** Top Ten Equity Holdings represented 24.72% of Portfolio net assets as of June 30, 2007. Holdings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FUND PERFORMANCE

Performance*

	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	EHSTX	EMSTX	ECSTX	EILVX	ERSTX
Average Annual Total Returns (at net asset value)
Six Months	8.30%	7.90%	7.89%	8.43%	8.16%
One Year	21.51	20.61	20.61	21.81	21.20
Five Years	12.85	12.01	12.00	N.A.	N.A.
Ten Years	10.91	10.04	10.00	N.A.	N.A.
Life of Fund†	9.83	12.44	12.64	16.07	14.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	2.08%	2.90%	6.89%	8.43%	8.16%
One Year	14.53	15.61	19.61	21.81	21.20
Five Years	11.52	11.75	12.00	N.A.	N.A.
Ten Years	10.25	10.04	10.00	N.A.	N.A.
Life of Fund†	9.74	12.44	12.64	16.07	14.64

† Inception Dates – Class A: 9/23/31; Class B: 8/17/94; Class C: 11/4/94; Class I: 12/28/04; Class R: 2/18/04

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered to certain investors at net asset value.

Total Annual

Operating expenses**

	Class A	Class B	Class C	Class I	Class R
Expense Ratio	1.01%	1.76%	1.76%	0.77%	1.26%

**From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www eatonvance.com.

3

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FUND EXPENSES

Example:  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Value Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,083.00	$5.16
Class B	$1,000.00	$1,079.00	$9.02
Class C	$1,000.00	$1,078.90	$9.02
Class I	$1,000.00	$1,084.30	$3.88
Class R	$1,000.00	$1,081.60	$6.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01
Class B	$1,000.00	$1,016.10	$8.75
Class C	$1,000.00	$1,016.10	$8.75
Class I	$1,000.00	$1,021.10	$3.76
Class R	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A shares, 1.75% for Class B shares, 1.75% for Class C shares, 0.75% for Class I shares, and 1.25% for Class R shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Large-Cap Value Portfolio, at value (identified cost, $4,755,928,704)	$5,668,884,768
Receivable for Fund shares sold	67,362,903
Total assets	$5,736,247,671
Liabilities
Payable for Fund shares redeemed	$8,752,946
Payable to affiliate for distribution and service fees	3,510,264
Payable to affiliate for Trustees' fees	915
Accrued expenses	1,018,716
Total liabilities	$13,282,841
Net Assets	$5,722,964,830
Sources of Net Assets
Paid-in capital	$4,695,205,248
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	117,967,679
Distributions in excess of net investment income	(3,164,161)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	912,956,064
Total	$5,722,964,830
Class A Shares
Net Assets	$4,475,153,160
Shares Outstanding	199,323,349
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.45
Maximum Offering Price Per Share (100 ÷ 94.25 of $22.45)	$23.82
Class B Shares
Net Assets	$271,915,704
Shares Outstanding	12,113,181
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.45
Class C Shares
Net Assets	$607,895,117
Shares Outstanding	27,077,200
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.45
Class I Shares
Net Assets	$279,075,696
Shares Outstanding	12,429,645
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.45
Class R Shares
Net Assets	$88,925,153
Shares Outstanding	3,961,509
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $670,100)	$50,986,198
Interest allocated from Portfolio	4,363,419
Securities lending income allocated from Portfolio, net	240,217
Expenses allocated from Portfolio	(15,485,705)
Net investment income from Portfolio	$40,104,129
Expenses
Trustees' fees and expenses	$1,756
Distribution and service fees Class A	4,831,972
Class B	1,312,660
Class C	2,660,957
Class R	183,358
Transfer and dividend disbursing agent fees	2,315,058
Printing and postage	394,940
Registration fees	83,700
Legal and accounting services	82,630
Custodian fee	19,290
Miscellaneous	21,372
Total expenses	$11,907,693
Net investment income	$28,196,436
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$110,879,775
Foreign currency transactions	(61,644)
Net realized gain	$110,818,131
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$241,757,008
Foreign currency	(1,400)
Net change in unrealized appreciation (depreciation)	$241,755,608
Net realized and unrealized gain	$352,573,739
Net increase in net assets from operations	$380,770,175

See notes to financial statements
5

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$28,196,436	$37,909,834
Net realized gain from investment and foreign currency transactions	110,818,131	121,600,031
Net change in unrealized appreciation (depreciation) from investments and foreign currency	241,755,608	379,207,206
Net increase in net assets from operations	$380,770,175	$538,717,071
Distributions to shareholders — From net investment income Class A	$(26,885,732)	$(33,108,667)
Class B	(777,153)	(1,325,397)
Class C	(1,643,089)	(2,013,824)
Class I	(1,797,024)	(520,443)
Class R	(427,147)	(346,816)
From net realized gain Class A	(29,746,433)	(76,215,660)
Class B	(2,061,622)	(6,295,197)
Class C	(4,093,156)	(10,621,659)
Class I	(1,329,896)	(1,288,060)
Class R	(550,833)	(1,155,212)
Total distributions to shareholders	$(69,312,085)	$(132,890,935)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,250,429,820	$1,852,583,894
Class B	26,443,255	53,345,310
Class C	141,049,317	214,252,578
Class I	227,580,462	41,668,336
Class R	35,900,661	52,670,977
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	44,058,803	84,716,165
Class B	2,247,466	5,998,645
Class C	3,758,921	8,207,470
Class I	2,996,223	1,777,603
Class R	953,993	1,465,476
Cost of shares redeemed Class A	(441,592,705)	(483,119,808)
Class B	(19,728,117)	(32,451,377)
Class C	(33,525,705)	(39,569,167)
Class I	(24,851,187)	(2,893,546)
Class R	(8,953,206)	(7,370,072)
Net asset value of shares exchanged
Class A	7,063,427	10,451,686
Class B	(7,063,427)	(10,451,686)
Net increase in net assets from Fund share transactions	$1,206,768,001	$1,751,282,484
Net increase in net assets	$1,518,226,091	$2,157,108,620

Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
At beginning of period	$4,204,738,739	$2,047,630,119
At end of period	$5,722,964,830	$4,204,738,739
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,164,161)	$169,548

See notes to financial statements
6

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003	2002(1)
Net asset value — Beginning of period	$21.040		$18.420	$16.880	$14.760	$12.110	$14.530
Income (loss) from operations
Net investment income	$0.137		$0.276	$0.214	$0.185	$0.146	$0.128
Net realized and unrealized gain (loss)	1.589		3.145	1.716	2.113	2.654	(2.408)
Total income (loss) from operations	$1.726		$3.421	$1.930	$2.298	$2.800	$(2.280)
Less distributions
From net investment income	$(0.145)		$(0.262)	$(0.198)	$(0.178)	$(0.150)	$(0.140)
From net realized gain	(0.171)		(0.539)	(0.192)	—	—	—
Total distributions	$(0.316)		$(0.801)	$(0.390)	$(0.178)	$(0.150)	$(0.140)
Net asset value — End of period	$22.450		$21.040	$18.420	$16.880	$14.760	$12.110
Total Return(2)	8.30	%(5)	18.81%	11.47%	15.68%	23.30%	(15.78)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,475,153		$3,369,986	$1,583,242	$709,961	$332,662	$184,446
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.00	%(4)†	1.01%†	1.04%†	1.07%†	1.13%	1.13%
Net investment income	1.26	%(4)†	1.39%†	1.21%†	1.21%†	1.24%	0.97%
Portfolio Turnover of the Portfolio	16%		52%	72%	56%	57%	181%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
7

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003	2002(1)
Net asset value — Beginning of period	$21.040		$18.420	$16.860	$14.740	$12.100	$14.520
Income (loss) from operations
Net investment income	$0.055		$0.128	$0.075	$0.071	$0.061	$0.029
Net realized and unrealized gain (loss)	1.590		3.146	1.724	2.111	2.635	(2.410)
Total income (loss) from operations	$1.645		$3.274	$1.799	$2.182	$2.696	$(2.381)
Less distributions
From net investment income	$(0.064)		$(0.115)	$(0.047)	$(0.062)	$(0.056)	$(0.039)
From net realized gain	(0.171)		(0.539)	(0.192)	—	—	—
Total distributions	$(0.235)		$(0.654)	$(0.239)	$(0.062)	$(0.056)	$(0.039)
Net asset value — End of period	$22.450		$21.040	$18.420	$16.860	$14.740	$12.100
Total Return(2)	7.90	%(5)	17.92%	10.68%	14.80%	22.36%	(16.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$271,916		$252,843	$206,114	$159,792	$135,355	$88,907
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.75	%(4)†	1.76%†	1.79%†	1.82%†	1.88%	1.88%
Net investment income	0.51	%(4)†	0.65%†	0.43%†	0.46%†	0.48%	0.21%
Portfolio Turnover of the Portfolio	16%		52%	72%	56%	57%	181%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
8

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003	2002(1)
Net asset value — Beginning of period	$21.040		$18.420	$16.900	$14.790	$12.140	$14.550
Income (loss) from operations
Net investment income	$0.055		$0.128	$0.080	$0.071	$0.058	$0.027
Net realized and unrealized gain (loss)	1.590		3.146	1.717	2.117	2.647	(2.399)
Total income (loss) from operations	$1.645		$3.274	$1.797	$2.188	$2.705	$(2.372)
Less distributions
From net investment income	$(0.064)		$(0.115)	$(0.085)	$(0.078)	$(0.055)	$(0.038)
From net realized gain	(0.171)		(0.539)	(0.192)	—	—	—
Total distributions	$(0.235)		$(0.654)	$(0.277)	$(0.078)	$(0.055)	$(0.038)
Net asset value — End of period	$22.450		$21.040	$18.420	$16.900	$14.790	$12.140
Total Return(2)	7.89	%(5)	17.92%	10.64%	14.81%	22.34%	(16.35)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$607,895		$462,469	$234,164	$119,453	$88,867	$42,950
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.75	%(4)†	1.76%†	1.79%†	1.82%†	1.88%	1.88%
Net investment income	0.51	%(4)†	0.65%†	0.45%†	0.46%†	0.49%	0.21%
Portfolio Turnover of the Portfolio	16%		52%	72%	56%	57%	181%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
9

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period	$21.040		$18.420	$16.880	$16.770
Income (loss) from operations
Net investment income	$0.170		$0.329	$0.300	$0.011
Net realized and unrealized gain	1.583		3.141	1.672	0.099
Total income from operations	$1.753		$3.470	$1.972	$0.110
Less distributions
From net investment income	$(0.172)		$(0.311)	$(0.240)	$—
From net realized gain	(0.171)		(0.539)	(0.192)	—
Total distributions	$(0.343)		$(0.850)	$(0.432)	$—
Net asset value — End of period	$22.450		$21.040	$18.420	$16.880
Total Return(3)	8.43	%(6)	19.10%	11.73%	0.66	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$279,076		$63,157	$18,590	$249
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.75	%(5)†	0.77%†	0.79%†	0.82	%(5)†
Net investment income	1.55	%(5)†	1.65%†	1.65%†	6.09	%(5)†
Portfolio Turnover of the Portfolio	16%		52%	72%	56%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, December 28, 2004, to December 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
10

Eaton Vance Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period	$21.040		$18.420	$16.890	$15.310
Income (loss) from operations
Net investment income	$0.110		$0.225	$0.187	$0.125
Net realized and unrealized gain	1.590		3.152	1.697	1.568
Total income from operations	$1.700		$3.377	$1.884	$1.693
Less distributions
From net investment income	$(0.119)		$(0.218)	$(0.162)	$(0.113)
From net realized gain	(0.171)		(0.539)	(0.192)	—
Total distributions	$(0.290)		$(0.757)	$(0.354)	$(0.113)
Net asset value — End of period	$22.450		$21.040	$18.420	$16.890
Total Return(3)	8.16	%(6)	18.55%	11.17%	11.10	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,925		$56,284	$5,521	$664
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.25	%(5)†	1.26%†	1.29%†	1.32	%(5)†
Net investment income	1.01	%(5)†	1.12%†	1.05%†	0.93	%(5)†
Portfolio Turnover of the Portfolio	16%		52%	72%	56%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
11

Eaton Vance Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class R shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.1% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an

12

Eaton Vance Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's present policy is to pay quarterly dividends, if any, from net investment income allocated to the Fund by the Portfolio and to distribute at least annually all or substantially all net realized capital gains allocated to the Fund by the Portfolio, if any, (reduced by any available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	57,052,971	94,002,695
Issued to shareholders electing to receive payments of distributions in Fund shares	2,068,792	4,153,269
Redemptions	(20,284,032)	(24,478,680)
Exchange from Class B shares	320,282	529,286
Net increase	39,158,013	74,206,570
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,211,854	2,719,568
Issued to shareholders electing to receive payments of distributions in Fund shares	106,722	294,492
Redemptions	(903,433)	(1,657,373)
Exchange to Class A shares	(320,451)	(529,623)
Net increase	94,692	827,064

Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	6,448,837	10,878,450
Issued to shareholders electing to receive payments of distributions in Fund shares	178,251	399,934
Redemptions	(1,530,643)	(2,011,032)
Net increase	5,096,445	9,267,352
Class I	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	10,411,051	2,051,723
Issued to shareholders electing to receive payments of distributions in Fund shares	139,543	86,263
Redemptions	(1,122,857)	(145,357)
Net increase	9,427,737	1,992,629
Class R	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,648,625	2,674,747
Issued to shareholders electing to receive payments of distributions in Fund shares	44,848	70,975
Redemptions	(407,642)	(369,808)
Net increase	1,285,831	2,375,914

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but does not currently receive a fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the Portfolio's investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $119,128 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $370,207 from the

13

Eaton Vance Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $4,831,972 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $984,495 and $1,995,718 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans was approximately $4,518,000 and $36,323,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD an amount equal to 0.50% (annualized) of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% (annualized) of average daily net assets attributable to Class R shares. For the six months ended June 30, 2007 the Fund paid or accrued $91,679 for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B, C and R sales commissions and distribution fees and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2007 amounted to $328,165, $665,239 and $91,679 for Class B, Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more are subject to a 1% CDSC in the event of redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $70, $200,000 and $46,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended June 30, 2007.

14

Eaton Vance Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $1,635,827,748 and $552,965,058, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

15

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

173-8/07  GNCSRC

Semiannual Report June 30, 2007

EATON VANCE
SMALL-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

investment update

Nancy B. Tooke, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•      The Fund’s Class A shares had a total return of 18.71% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value (NAV) per share to $14.53 on June 30, 2007, from $12.24 on December 31, 2006.

•      The Fund’s Class B shares had a total return of 18.22% for the same period.(1) This return resulted from an increase in NAV per share to $14.73 on June 30, 2007, from $12.46 on December 31, 2006.

•      The Fund’s Class C shares had a total return of 18.32% for the same period.(1) This return resulted from an increase in NAV per share to $14.34 on June 30, 2007, from $12.12 on December 31, 2006.

•      For comparison, the Fund’s benchmark, the S&P SmallCap 600 Index – a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. – had a total return of 8.56% for the six months ended June 30, 2007, while the Russell 2000 Growth Index – an unmanaged market capitalization weighted index of 2000 small company stocks – had a total return of 9.33% for the same period. The Fund’s peer group, the Lipper Small-Cap Growth Funds Classification, had an average total return of 10.95% for the same period.(2)

See page two for additional performance information.

Management Discussion

•      The U.S. stock markets posted positive returns in the first half of 2007, albeit amid increasing volatility. The economy slowed somewhat in the first quarter, and signs of higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity.

•      For the six months ended June 30, 2007, the Fund outperformed its benchmark and its Lipper peer group.(2) The Fund invests its assets in Small-Cap Growth Portfolio (the Portfolio), a separate investment company with the same objective and investment policies as the Fund. Some of the Portfolio’s strongest performers during the period were in the consumer discretionary sector. Most notable were a leading producer of kitchen appliances and household products, a manufacturer of wireless control products and audio-video accessories for home entertainment, and a discount retailer of furniture and consumer electronics.(3)

•      Within the industrial sector, engineering companies and machinery makers fared well. In the engineering area, the Portfolio saw good performance from a company that designs and builds facilities and equipment used in energy exploration and power generation. In the machinery area, the Portfolio had a favorable showing from a manufacturer of tires and assemblies for agricultural and construction vehicles. The company has seen increasing demand for its products amid rising prices for agricultural commodities.(3)

•      The Portfolio was also helped by an overweighting in energy stocks relative to the Fund’s benchmark. Even as oil prices corrected during the period, the Portfolio’s investments in selected independent natural gas producers fared well. The Portfolio also had investments in energy equipment stocks, which have benefited from increasing capital investment by exploration companies.(3)

•      Some of the Portfolio’s lagging performers during the period were in the health care sector, including a producer of over-the-counter drugs used to treat respiratory disorders. A health care supplies company that makes products for muscular and vascular care suffered from disappointing margins. The consumer staples sector was also a modest drag on performance, including a food/gasoline retailer and a natural food products company.(3)

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would have been lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector and industry weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Performance(1) As of 6/30/07

	Class A	Class B	Class C
Share Class Symbol	ETEGX	EBSMX	ECSMX
Average Annual Total Returns (at net asset value)
Six Months	18.71%	18.22%	18.32%
One Year	29.27	28.31	28.26
Five Years	10.78	9.96	9.98
Ten Years	10.38	N.A.	N.A.
Life of Fund†	10.64	7.81	7.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	11.86%	13.22%	17.32%
One Year	21.79	23.31	27.26
Five Years	9.47	9.69	9.98
Ten Years	9.73	N.A.	N.A.
Life of Fund†	10.02	7.67	7.23

†Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would have been lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower.

Total Annual
Operating expenses(2)

	Class A	Class B	Class C
Gross Expense Ratio	2.69%	3.44%	3.44%
Net Expense Ratio	1.80	2.55	2.55

(2)

From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this waiver, performance would have been lower.

Top Ten Equity Holdings(3)

By net assets

Terra Industries, Inc.	2.7%
Foster Wheeler, Ltd.	2.4
Jarden Corp.	2.3
FLIR Systems, Inc.	2.0
Dresser-Rand Group, Inc.	1.9
Parametric Technology Corp.	1.8
Verigy, Ltd.	1.7
Titan International, Inc.	1.7
Central European Media Enterprises, Ltd.	1.7
Ceradyne, Inc.	1.7

(3)	Top Ten Equity Holdings represented 19.9% of Portfolio net assets as of 6/30/07. Holdings are subject to change due to active management.

Sector Weightings(4)

By net assets

(4)	As a percentage of Portfolio net assets as of 6/30/07. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Growth Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,187.10	$10.36	**
Class B	$1,000.00	$1,182.20	$14.39	**
Class C	$1,000.00	$1,183.20	$14.40	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.30	$9.54	**
Class B	$1,000.00	$1,011.60	$13.27	**
Class C	$1,000.00	$1,011.60	$13.27	**

* Expenses are equal to the Fund's annualized expense ratio of 1.91% for Class A shares, 2.66% for Class B shares, and 2.66% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and Portfolio.

** Absent a waiver and/or reimbursement of certain expenses by the administrator, the expenses would have been higher.

3

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Small-Cap Growth Portfolio, at value (identified cost, $14,302,101)	$17,674,317
Receivable for Fund shares sold	65,162
Receivable from the Administrator	32,832
Total assets	$17,772,311
Liabilities
Payable for Fund shares redeemed	$32,169
Payable to affiliate for distribution and service fees	12,510
Accrued expenses	28,115
Total liabilities	$72,794
Net Assets	$17,699,517
Sources of Net Assets
Paid-in capital	$13,695,588
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	732,612
Accumulated net investment loss	(100,899)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,372,216
Total	$17,699,517
Class A Shares
Net Assets	$11,255,632
Shares Outstanding	774,627
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.53
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.53)	$15.42
Class B Shares
Net Assets	$3,220,037
Shares Outstanding	218,583
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.73
Class C Shares
Net Assets	$3,223,848
Shares Outstanding	224,867
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.34
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest allocated from Portfolio	$29,369
Dividends allocated from Portfolio (net of foreign taxes, $514)	22,528
Expenses allocated from Portfolio	(73,762)
Net investment loss from Portfolio	$(21,865)
Expenses
Administration fee	$10,487
Trustees' fees and expenses	42
Distribution and service fees Class A	11,092
Class B	13,611
Class C	11,935
Registration fees	18,861
Legal and accounting services	21,358
Transfer and dividend disbursing agent fees	16,110
Custodian fee	7,654
Printing and postage	5,370
Miscellaneous	5,833
Total expenses	$122,353
Deduct — Waiver and reimbursement of expenses by the Administrator	$43,319
Total expense reductions	$43,319
Net expenses	$79,034
Net investment loss	$(100,899)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$958,873
Foreign currency transactions	(8)
Net realized gain	$958,865
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,516,683
Net change in unrealized appreciation (depreciation)	$1,516,683
Net realized and unrealized gain	$2,475,548
Net increase in net assets from operations	$2,374,649

See notes to financial statements
4

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(100,899)	$(184,536)
Net realized gain from investment and foreign currency transactions	958,865	2,063,015
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,516,683	(187,635)
Net increase in net assets from operations	$2,374,649	$1,690,844
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$3,228,079	$2,025,827
Class B	524,008	837,447
Class C	880,512	420,195
Cost of shares redeemed Class A	(1,155,664)	(3,078,025)
Class B	(200,552)	(1,050,992)
Class C	(168,637)	(526,428)
Net asset value of shares exchanged Class A	22,130	63,242
Class B	(22,130)	(63,242)
Net increase (decrease) in net assets from Fund share transactions	$3,107,746	$(1,371,976)
Net increase in net assets	$5,482,395	$318,868
Net Assets
At beginning of period	$12,217,122	$11,898,254
At end of period	$17,699,517	$12,217,122
Accumulated net investment loss included in net assets
At end of period	$(100,899)	$—

See notes to financial statements
5

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$12.240		$10.620	$10.010	$9.680		$7.440	$11.250
Income (loss) from operations
Net investment loss	$(0.078)		$(0.138)	$(0.143)	$(0.160)		$(0.148)	$(0.150)
Net realized and unrealized gain (loss)	2.368		1.758	0.753	0.490		2.388	(3.660)
Total income (loss) from operations	$2.290		$1.620	$0.610	$0.330		$2.240	$(3.810)
Net asset value — End of period	$14.530		$12.240	$10.620	$10.010		$9.680	$7.440
Total Return(2)	18.71	%(7)	15.25%	6.11%	3.36	%(3)	30.20%	(33.92)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,256		$7,636	$7,508	$9,418		$11,103	$9,426
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.91	%(6)	2.00%	2.00%	2.00%		2.00%	2.00%
Expenses after custodian fee reduction(4)(5)	1.91	%(6)	2.00%	2.00%	2.00%		2.00%	2.00%
Net investment loss	(1.17	)%(6)	(1.20)%	(1.45)%	(1.72)%		(1.78)%	(1.74)%
Portfolio Turnover of the Portfolio	44%		103%	218%	276%		308%	225%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(3)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.62%, 0.69%, 0.69%, 0.49%, 0.81% and 0.86% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, respectively).

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
6

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)	2002(1)(2)
Net asset value — Beginning of period	$12.460		$10.890	$10.340	$10.080		$7.800	$10.000
Income (loss) from operations
Net investment loss	$(0.130)		$(0.230)	$(0.223)	$(0.239)		$(0.231)	$(0.134)
Net realized and unrealized gain (loss)	2.400		1.800	0.773	0.499		2.511	(2.066)
Total income (loss) from operations	$2.270		$1.570	$0.550	$0.260		$2.280	$(2.200)
Net asset value — End of period	$14.730		$12.460	$10.890	$10.340		$10.080	$7.800
Total Return(3)	18.22	%(8)	14.42%	5.32%	2.58	%(4)	29.23%	(22.00	)%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,220		$2,465	$2,440	$2,458		$2,439	$459
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.66	%(7)	2.75%	2.75%	2.75%		2.75%	2.75	%(7)
Expenses after custodian fee reduction(5)(6)	2.66	%(7)	2.75%	2.75%	2.75%		2.75%	2.75	%(7)
Net investment loss	(1.92	)%(7)	(1.96)%	(2.20)%	(2.47)%		(2.54)%	(2.56	)%(7)
Portfolio Turnover of the Portfolio	44%		103%	218%	276%		308%	225%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from commencement of offering of Class B shares, May 7, 2002 to Decemeber 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.62%, 0.69%, 0.69%, 0.49%, 0.79% and 1.35% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, respectively).

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)	2002(1)(2)
Net asset value — Beginning of period	$12.120		$10.600	$10.060	$9.800		$7.590	$10.000
Income (loss) from operations
Net investment loss	$(0.125)		$(0.223)	$(0.218)	$(0.232)		$(0.218)	$(0.129)
Net realized and unrealized gain (loss)	2.345		1.743	0.758	0.492		2.428	(2.281)
Total income (loss) from operations	$2.220		$1.520	$0.540	$0.260		$2.210	$(2.410)
Net asset value — End of period	$14.340		$12.120	$10.600	$10.060		$9.800	$7.590
Total Return(3)	18.32	%(8)	14.34%	5.37%	2.65	%(4)	29.12%	(24.10	)%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,224		$2,116	$1,950	$2,353		$2,238	$1,118
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.66	%(7)	2.75%	2.75%	2.75%		2.75%	2.75	%(7)
Expenses after custodian fee reduction(5)(6)	2.66	%(7)	2.75%	2.75%	2.75%		2.75%	2.75	%(7)
Net investment loss	(1.91	)%(7)	(1.95)%	(2.20)%	(2.47)%		(2.53)%	(2.53	)%(7)
Portfolio Turnover of the Portfolio	44%		103%	218%	276%		308%	225%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from commencement of offering of Class C shares, May 3, 2002 to Decemeber 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.62%, 0.69%, 0.69%, 0.49%, 0.80% and 1.28% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, respectively).

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Small-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (50.3% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $212,861 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2010.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements

9

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, if any, (reduced by any available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	236,419	177,032
Redemptions	(87,209)	(265,402)
Exchange from Class B shares	1,688	5,436
Net increase (decrease)	150,898	(82,934)

Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	37,075	70,429
Redemptions	(14,745)	(91,178)
Exchange to Class A shares	(1,661)	(5,315)
Net increase (decrease)	20,669	(26,064)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	63,184	36,746
Redemptions	(12,803)	(46,243)
Net increase (decrease)	50,381	(9,497)

4  Transactions with Affiliates

Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $10,487 for the six months ended June 30, 2007, all of which was waived. For the period January 1, 2007 through April 22, 2007, EVM agreed to reimburse the Fund's expenses to the extent that total annual fund operating expenses exceeded 2.00% for Class A and 2.75% for Class B and C shares average daily net assets. Effective April 23, 2007, EVM has agreed to reimburse the Fund's expenses to the extent that total annual fund operating expenses exceed 1.80% for Class A and 2.55% for Class B and C shares average daily net assets. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be terminated at any time. Pursuant to these agreements, EVM reimbursed $32,832 of the Fund's operating expenses for the six months ended June 30, 2007. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the Portfolio's investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of the services. For the six months ended June 30, 2007, EVM received $1,419 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,814 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

10

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $11,092 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $10,208 and $8,951 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $91,000 and $186,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $3,403 and $2,984 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more are subject to a 1% CDSC in the event of redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $1,000 and $70 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2007. No CDSC was collected for Class A shares.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $4,622,742 and $1,567,519, respectively, for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It

11

Eaton Vance Small-Cap Growth Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

Investment Adviser of Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

164-8/07  SCGSRC

Semiannual Report June 30, 2007

EATON VANCE
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Value Fund as of June 30, 2007

INVESTMENT UPDATE

Gregory R. Greene, CFA,

Lead Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 11.48% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value (NAV) per share to $16.38 on June 30, 2007, from $14.97 on December 31, 2006, and the reinvestment of $0.277 in capital gains distributions.

•                  The Fund’s Class B shares had a total return of 11.01% for the same period.(1) This return resulted from an increase in NAV per share to $16.30 on June 30, 2007, from $14.96 on December 31, 2006, and the reinvestment of $0.277 in capital gains distributions.

•                  The Fund’s Class C shares had a total return of 11.05% for the same period.(1) This return resulted from an increase in NAV per share to $16.25 on June 30, 2007, from $14.91 on December 31, 2006, and the reinvestment of $0.277 in capital gains distributions.

•                  For comparison, the Fund’s primary benchmark, the Russell 2000 Value Index – a broad-based, unmanaged index of value stocks – had a total return of 3.80% during the period, while the S&P SmallCap 600 Index – a broad-based, unmanaged market index of 600 small-capitalization stocks trading in the U.S. – had a total return of 8.56%.(2) The Fund’s peer group – the Lipper Small Cap Value Funds Classification – had an average total return of 7.68% during the same period.(2)

Management Discussion

•                  The U.S. stock markets posted positive returns in the first half of 2007, albeit amid increasing volatility. The economy slowed somewhat in the first quarter, and signs of higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity. Small cap stocks underperformed large-cap stocks during the six-month period.

•                  For the six months ended June 30, 2007, the Fund outperformed its benchmark and its Lipper peer group.(2) The Fund’s outperformance was helped by an overweighting and favorable stock selection in the energy sector. Some of the Fund’s strongest performers were providers of contract drilling services, wellsite services and rental drilling equipment, helped by increased spending in the search for oil and gas.(3)

•                  The Fund was also helped by an overweighting in the consumer staples sector relative to the Fund’s benchmark. Top performers included a distributor of fruits and produce that has introduced a successful line of new products for nutrition-conscious consumers. The Fund’s consumer discretionary stocks also boosted the Fund, including a direct-seller of kitchen storage and personal care products that has recently expanded into beauty products. Another strong performer was a manufacturer of auto parts that has benefited from strong global demand for its emissions control systems and from falling prices for nickel, a key raw material.(3)

•                  The Fund was significantly underweighted in the information technology sector. However, favorable stock selection in this area boosted performance. The Fund had a good showing from a producer of specialty chips with power regulation and data management functions. Another strong performer was a manufacturer of electronic equipment with broadband communications and aerospace applications.(3)

•                  The Fund remained underweighted in the health care sector, avoiding the drug and biotech segments. The Fund’s health care equipment stocks turned in a mixed performance. Elsewhere, the Fund saw weak performance from its financial and utilities sector holdings. In the financial area, commercial banks struggled amid rising interest rates and lingering industry concerns about credit quality. The Fund’s utility stocks were also pressured by rising interest rates.(3)

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector and industry weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FUND PERFORMANCE

Performance(1) As of 6/30/07

	Class A	Class B	Class C
Share Class Symbol	EAVSX	EBVSX	ECVSX
Average Annual Total Returns (at net asset value)
Six Months	11.48%	11.01%	11.05%
One Year	17.72	16.81	16.78
Five Years	13.55	N.A.	N.A.
Life of Fund†	13.53	13.51	13.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	5.09%	6.01%	10.05%
One Year	10.94	11.81	15.78
Five Years	12.21	N.A.	N.A.
Life of Fund†	12.20	13.27	13.41

†Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. Absent a reimbursement of certain expenses by the administrator, the returns would have been lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)

	Class A	Class B	Class C
Gross Expense Ratio	2.06%	2.81%	2.81%
Net Expense Ratio	1.65	2.40	2.40

(2)

From the Fund’s prospectus dated 5/1/07. Net Expense Ratio reflects a contractual expense reimbursement commencing on April 23, 2007 and continuing through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this waiver, performance would have been lower.

Top Ten Holdings(3)

By net assets

Chiquita Brands International, Inc.	2.8%
Church & Dwight Co., Inc.	2.8
Albany International Corp.	2.8
Piedmont Natural Gas Co., Inc.	2.8
Parker Drilling Co.	2.7
ON Semiconductor Corp.	2.7
Oil State International, Inc.	2.7
IPC Holdings Ltd.	2.6
Tupperware Corp.	2.5
AptarGroup, Inc.	2.5

(3)	Top Ten Holdings represented 26.9% of the Fund’s total investments as of 6/30/07. Holdings are subject to change due to active management.

Sector Weightings(4)

By net assets

(4)	As a percentage of net assets as of 6/30/07. Information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Value Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,114.80	$8.97	**
Class B	$1,000.00	$1,110.10	$12.87	**
Class C	$1,000.00	$1,110.50	$12.87	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.30	$8.55	**
Class B	$1,000.00	$1,012.60	$12.28	**
Class C	$1,000.00	$1,012.60	$12.28	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.71% for Class A shares, 2.46% for Class B shares, and 2.46% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

**  Absent a reimbursement of certain expenses by the administrator, the expenses would have been higher.

3

Eaton Vance Small-Cap Value Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%
Security	Shares	Value
Auto Components — 0.7%
BorgWarner, Inc.	1,900	$163,476
		$163,476
Chemicals — 2.2%
RPM, Inc.	22,800	$526,908
		$526,908
Commercial Banks — 9.2%
Boston Private Financial Holdings, Inc.	13,700	$368,119
First Midwest Bancorp, Inc.	10,200	362,202
Hanmi Financial Corp.	20,200	344,612
Provident Bankshares Corp.	12,900	422,862
UCBH Holdings, Inc.	19,800	361,746
Umpqua Holdings Corp.	15,100	355,001
		$2,214,542
Commercial Services & Supplies — 2.3%
Pike Electric Corp.(1)	25,000	$559,500
		$559,500
Containers & Packaging — 2.5%
AptarGroup, Inc.	17,200	$611,632
		$611,632
Electric Utilities — 2.0%
Cleco Corp.	19,900	$487,550
		$487,550
Electrical Equipment — 1.6%
A.O. Smith Corp.	9,900	$394,911
		$394,911
Electronic Equipment & Instruments — 4.1%
Aeroflex, Inc.(1)	36,800	$521,457
Technitrol, Inc.	16,700	478,789
		$1,000,246
Energy Equipment & Services — 6.6%
Bristow Group, Inc.(1)	5,800	$287,390
Oil States International, Inc.(1)	15,700	649,038
Parker Drilling Co.(1)	63,000	664,020
		$1,600,448

Security	Shares	Value
Food & Staples Retailing — 3.9%
BJ's Wholesale Club, Inc.(1)	14,000	$504,420
Performance Food Group Co.(1)	13,800	448,362
		$952,782
Food Products — 2.8%
Chiquita Brands International, Inc.(1)	35,400	$671,184
		$671,184
Gas Utilities — 3.8%
Piedmont Natural Gas Co., Inc.	27,000	$665,550
Questar Corp.	5,000	264,250
		$929,800
Health Care Equipment & Supplies — 3.7%
PolyMedica Corp.	10,300	$420,755
West Pharmaceutical Services, Inc.	10,200	480,930
		$901,685
Health Care Providers & Services — 2.4%
Owens & Minor, Inc.	16,300	$569,522
		$569,522
Hotels, Restaurants & Leisure — 1.8%
Applebee's International, Inc.	8,500	$204,850
CBRL Group, Inc.	5,400	229,392
		$434,242
Household Durables — 2.5%
Tupperware Brands Corp.	21,300	$612,162
		$612,162
Household Products — 2.8%
Church & Dwight Co., Inc.	13,800	$668,748
		$668,748
Industrial Conglomerates — 1.4%
Teleflex, Inc.	4,100	$335,298
		$335,298

See notes to financial statements
4

Eaton Vance Small-Cap Value Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 5.8%
IPC Holdings Ltd.	19,800	$639,342
Protective Life Corp.	8,300	396,823
Zenith National Insurance Corp.	7,700	362,593
		$1,398,758
Leisure Equipment & Products — 1.7%
RC2 Corp.(1)	10,000	$400,100
		$400,100
Machinery — 6.6%
Albany International Corp.	16,500	$667,260
CLARCOR, Inc.	14,100	527,763
Mueller Water Products, Inc., Class A	23,700	404,322
		$1,599,345
Oil, Gas & Consumable Fuels — 1.7%
Penn Virginia Corp.	10,000	$402,000
		$402,000
Personal Products — 1.7%
Chattem, Inc.(1)	6,600	$418,308
		$418,308
Real Estate Investment Trusts (REITs) — 6.3%
Highland Hospitality Corp.	17,000	$326,400
Senior Housing Properties Trust	19,100	388,685
Strategic Hotels & Resorts, Inc.	16,000	359,840
Sunstone Hotel Investors, Inc.	16,100	457,079
		$1,532,004
Road & Rail — 2.7%
Arkansas Best Corp.	9,500	$370,215
YRC Worldwide, Inc.(1)	7,500	276,000
		$646,215
Semiconductors & Semiconductor Equipment — 4.8%
Diodes, Inc.(1)	12,450	$520,036
ON Semiconductor Corp.(1)	60,800	651,776
		$1,171,812

Security	Shares	Value
Software — 2.7%
Epicor Software Corp.(1)	35,100	$521,937
Smith Micro Software, Inc.(1)	8,000	120,480
		$642,417
Specialty Retail — 4.0%
Stage Stores, Inc.	28,800	$603,648
Tween Brands, Inc.(1)	8,100	361,260
		$964,908
Textiles, Apparel & Luxury Goods — 2.2%
Carter's, Inc.(1)	21,000	$544,740
		$544,740
Total Common Stocks (identified cost $18,449,724)		$23,355,243
Total Investments — 96.5% (identified cost $18,449,724)		$23,355,243
Other Assets, Less Liabilities — 3.5%		$842,945
Net Assets — 100.0%		$24,198,188

(1)  Non-income producing security.

See notes to financial statements
5

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $18,449,724)	$23,355,243
Cash	1,327,615
Receivable for investments sold	187,200
Receivable for Fund shares sold	46,169
Receivable from the Administrator	59,943
Dividends and interest receivable	35,779
Total assets	$25,011,949
Liabilities
Payable for investments purchased	$466,715
Payable for Fund shares redeemed	269,540
Payable to affiliate for investment advisory fees	20,193
Payable to affiliate for distribution and service fees	19,516
Payable to affiliate for administration fees	3,029
Payable to affiliate for Trustees' fees	42
Accrued expenses	34,726
Total liabilities	$813,761
Net Assets	$24,198,188
Sources of Net Assets
Paid-in capital	$17,844,069
Undistributed net realized gain (computed on the basis of identified cost)	1,528,981
Accumulated net investment loss	(72,129)
Net unrealized appreciation (computed on the basis of identified cost)	4,897,267
Total	$24,198,188
Class A Shares
Net Assets	$12,468,934
Shares Outstanding	761,154
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.38
Maximum Offering Price Per Share (100 ÷ 94.25 of $16.38)	$17.38
Class B Shares
Net Assets	$5,138,239
Shares Outstanding	315,232
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.30
Class C Shares
Net Assets	$6,591,015
Shares Outstanding	405,507
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.25
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends	$151,230
Interest	15,024
Total investment income	$166,254
Expenses
Investment adviser fee	$114,631
Administration fee	17,195
Trustees' fees and expenses	126
Distribution and service fees
Class A	14,581
Class B	24,648
Class C	31,657
Registration fees	34,375
Transfer and dividend disbursing agent fees	20,744
Custodian fee	15,458
Legal and accounting services	14,782
Printing and postage	4,675
Miscellaneous	5,454
Total expenses	$298,326
Deduct — Allocation of expenses to the Administrator	$59,943
Total expense reductions	$59,943
Net expenses	$238,383
Net investment loss	$(72,129)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,530,492
Net realized gain	$1,530,492
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$973,113
Net change in unrealized appreciation (depreciation)	$973,113
Net realized and unrealized gain	$2,503,605
Net increase in net assets from operations	$2,431,476

See notes to financial statements
6

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(72,129)	$(138,779)
Net realized gain from investment transactions	1,530,492	2,333,556
Net change in unrealized appreciation (depreciation) from investments	973,113	494,215
Net increase in net assets from operations	$2,431,476	$2,688,992
Distributions to shareholders — From net realized gain Class A	$(206,781)	$(1,274,262)
Class B	(85,230)	(578,869)
Class C	(112,791)	(704,984)
Total distributions to shareholders	$(404,802)	$(2,558,115)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,977,294	$2,750,939
Class B	421,235	1,002,408
Class C	1,010,513	1,473,745
Net asset value of shares issued to shareholders in payment of distributions declared Class A	190,990	1,156,677
Class B	74,750	502,642
Class C	94,389	585,824
Cost of shares redeemed Class A	(1,810,907)	(3,554,867)
Class B	(574,905)	(1,338,968)
Class C	(1,043,727)	(1,567,558)
Net asset value of shares exchanged Class A	123,685	183,956
Class B	(123,685)	(183,956)
Net increase in net assets from Fund share transactions	$339,632	$1,010,842
Net increase in net assets	$2,366,306	$1,141,719
Net Assets
At beginning of period	$21,831,882	$20,690,163
At end of period	$24,198,188	$21,831,882
Accumulated net investment loss included in net assets
At end of period	$(72,129)	$—

See notes to financial statements
7

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$14.970		$14.850	$14.240	$12.050		$9.080		$10.000
Income (loss) from operations
Net investment loss	$(0.020)		$(0.042)	$(0.065)	$(0.073)		$(0.063)		$(0.023)
Net realized and unrealized gain (loss)	1.707		2.110	0.675	2.279		3.033		(0.897	)(3)
Total income (loss) from operations	$1.687		$2.068	$0.610	$2.206		$2.970		$(0.920)
Less distributions
From net realized gain	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Total distributions	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Net asset value — End of period	$16.380		$14.970	$14.850	$14.240		$12.050		$9.080
Total Return(4)	11.48	%(9)	13.92%	4.28%	18.33%		32.71%		(9.20	)%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,469		$10,931	$10,284	$7,635		$4,047		$1,742
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.71	%(7)	1.75%	1.75%	1.75	%(6)	1.75	%(6)	1.75	%(6)(7)
Expenses after custodian fee reduction(5)	1.71	%(7)	1.75%	1.75%	1.75	%(6)	1.75	%(6)	1.75	%(6)(7)
Net investment loss	(0.26	)%(7)	(0.27)%	(0.45)%	(0.58)%		(0.60)%		(0.51	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	1%		24%		2%
Portfolio Turnover of the Fund	20%		51%	28%	5%		—		—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 28, 2002, to December 31,2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.52%, 0.31%, 0.57%, 0.74%, 3.03% and 35.30% of average daily net assets for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively).

(6)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$14.960		$14.950	$14.430	$12.310		$9.340		$10.000
Income (loss) from operations
Net investment loss	$(0.079)		$(0.162)	$(0.175)	$(0.172)		$(0.149)		$(0.058)
Net realized and unrealized gain (loss)	1.696		2.120	0.695	2.308		3.119		(0.602	)(3)
Total income (loss) from operations	$1.617		$1.958	$0.520	$2.136		$2.970		$(0.660)
Less distributions
From net realized gain	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Total distributions	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Net asset value — End of period	$16.300		$14.960	$14.950	$14.430		$12.310		$9.340
Total Return(4)	11.01	%(9)	13.10%	3.60%	17.37%		31.80%		(6.60	)%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,138		$4,915	$4,905	$3,391		$1,554		$255
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.46	%(7)	2.50%	2.50%	2.50	%(6)	2.50	%(6)	2.50	%(6)(7)
Expenses after custodian fee reduction(5)	2.46	%(7)	2.50%	2.50%	2.50	%(6)	2.50	%(6)	2.50	%(6)(7)
Net investment loss	(1.02	)%(7)	(1.02)%	(1.20)%	(1.33)%		(1.37)%		(1.30	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	1%		24%		2%
Portfolio Turnover of the Fund	20%		51%	28%	5%		—		—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.52%, 0.31%, 0.57%, 0.74%, 3.03% and 35.30% of average daily net assets for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively).

(6)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance Small-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$14.910		$14.910	$14.400	$12.280		$9.320		$10.000
Income (loss) from operations
Net investment loss	$(0.079)		$(0.161)	$(0.175)	$(0.171)		$(0.153)		$(0.060)
Net realized and unrealized gain (loss)	1.696		2.109	0.685	2.307		3.113		(0.620	)(3)
Total income (loss) from operations	$1.617		$1.948	$0.510	$2.136		$2.960		$(0.680)
Less distributions
From net realized gain	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Total distributions	$(0.277)		$(1.948)	$—	$(0.016)		$—		$—
Net asset value — End of period	$16.250		$14.910	$14.910	$14.400		$12.280		$9.320
Total Return(4)	11.05	%(9)	13.06%	3.54%	17.41%		31.76%		(6.80	)%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,591		$5,986	$5,501	$4,030		$1,873		$91
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.46	%(7)	2.50%	2.50%	2.50	%(6)	2.50	%(6)	2.50	%(6)(7)
Expenses after custodian fee reduction(5)	2.46	%(7)	2.50%	2.50%	2.50	%(6)	2.50	%(6)	2.50	%(6)(7)
Net investment loss	(1.01	)%(7)	(1.01)%	(1.20)%	(1.32)%		(1.38)%		(1.31	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	1%		24%		2%
Portfolio Turnover of the Fund	20%		51%	28%	5%		—		—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.52%, 0.31%, 0.57%, 0.74%, 3.03% and 35.30% of average daily net assets for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively).

(6)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
10

Eaton Vance Small-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to achieve long-term total return by, under normal market conditions, investing primarily in value stocks of small-cap companies. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

11

Eaton Vance Small-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contracts — Upon entering a financial futures contract, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	124,564	172,781
Issued to shareholders electing to receive payments of distributions in Fund shares	12,966	77,266
Redemptions	(114,251)	(223,794)
Exchange from Class B shares	7,812	11,502
Net increase	31,091	37,755

12

Eaton Vance Small-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	26,724	62,633
Issued to shareholders electing to receive payments of distributions in Fund shares	5,088	33,622
Redemptions	(37,356)	(84,234)
Exchange to Class A shares	(7,836)	(11,468)
Net increase (decrease)	(13,380)	553
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	64,497	92,458
Issued to shareholders electing to receive payments of distributions in Fund shares	6,443	39,291
Redemptions	(66,821)	(99,223)
Net increase	4,119	32,526

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2007, the fee amounted to $114,631. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. An administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $17,195. Beginning April 23, 2007, through April 30, 2010, the administrator has agreed to waive operating expenses in excess of 1.65% for Class A shares and 2.40% for Class B and Class C shares. Prior to April 23, 2007, the administrator reimbursed the Fund's expenses to the extent that total annual fund expenses exceeded 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to these agreements, EVM was allocated $59,943 of the Fund's operating expenses for the six months ended June 30, 2007, resulting in total annualized fund expense ratios of 1.71% for Class A shares and 2.46% for Class B and Class C shares, respectively.

EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $1,796 in sub-transfer agent fees.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,538 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Except for Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $14,581 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any

13

Eaton Vance Small-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $18,486 and $23,743 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $40,000 and $356,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $6,162 and $7,914 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received $6,000 and $400 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended June 30, 2007.

7  Investment Transactions

Purchases and sales of investments by the Fund, other than short-term obligations, aggregated $4,709,019 and $4,532,678 respectively, for the six months ended June 30, 2007.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,451,230
Gross unrealized appreciation	$5,100,227
Gross unrealized depreciation	(196,214)
Net unrealized appreciation	$4,904,013

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at June 30, 2007.

14

Eaton Vance Small-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

10  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the six months ended June 30, 2007.

11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

15

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007,

16

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Small-Cap Value Fund (the "Fund") with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Fox Asset Management LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. The Board also reviewed information regarding the personnel of the Sub-adviser who provide services to the Fund and noted the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and

17

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

three-year periods ended September 30, 2006 for the Fund. The Board noted that actions are being taken to improve the performance of the Fund and concluded that it is appropriate to allow additional time to evaluate the effectiveness of these actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund and noted that in April 2007 the Adviser implemented additional waivers/reimbursements with respect to the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Small-Cap Value Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Trustee
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

19

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Small-Cap Value Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Small-Cap Value Fund
Fox Asset Management LLC

331 Newman Springs Road
Red Bank, NJ 07701

Administrator of Eaton Vance Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1303-8/07  SCVSRC

Semiannual Report June 30, 2007

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance Real Estate Fund as of June 30, 2007

INVESTMENT UPDATE

J. Scott Craig

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, the Fund’s Class I shares had a total return of -6.09%. This return was the result of a decrease in net asset value per share to $11.26 on June 30, 2007, from $12.05 on December 31, 2006, and the reinvestment of $0.0615 per share in distributions.(1)

•                  For comparison, the Fund’s benchmark, the Dow Jones Wilshire Real Estate Securities Index (the Wilshire Real Estate Index), a broad-based, unmanaged market index, had a total return of -5.97% from December 31, 2006, to June 30, 2007. The S&P 500 Index, a broad-based market index commonly used as a measure of U.S. stock market performance, had a total return of 6.96%, and the average return of funds in the Lipper Real Estate Classification was -4.71% for the same period.(2)

Management Discussion

•                  The U.S. stock markets posted positive returns in the first half of 2007, though with increased volatility. The economy slowed somewhat in the first quarter, and higher inflation remained a concern. The U.S. and international equity markets registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period’s end, as investors responded favorably to corporate profit growth and continued merger and buyout activity.

•                  After several years of outperformance, real estate investment trusts (REITs) posted negative returns and underperformed the S&P 500 Index for the period. Amid investor fears concerning the commercial real estate debt market, the subprime mortgage market, and falling housing prices, REITs were part of a larger downward trend among financial stocks. While rents were still increasing among certain commercial real estate subgroups, this was not enough to offset larger concerns about the sector.

•                  The Fund had a negative return for the six-month period ended June 30, 2007, in line with the benchmark Wilshire Real Estate Index, due to the weak performance of REITs during the first half of 2007.(2) At the end of the period, REITs were trading at a discount to the value of their underlying real estate assets. However, investors remained concerned that larger issues, particularly those relating to the financing market (i.e., higher interest rates, higher mortgage spreads, and more stringent underwriting and terms), would cause commercial real estate asset values to fall.

•                  The Fund lagged its Lipper peer group average (which has greater exposure to international stocks) primarily because of the stronger performance of international REITs versus those in the U.S.(2) (The Fund invests almost all of its net assets in U.S. real estate companies.)

•                  Fund returns were bolstered by stock selection in the hotel sector, especially among hotel operating companies not included in the Wilshire Real Estate Index.(2) An overweighted position in an apartment REIT stock that was subject to a buyout during the period further contributed positively to relative returns, as did a modest underweight in the office REIT sector. Conversely, stock selection within the industrial REIT sector hurt the Fund’s relative performance.(3)

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1) Fund shares are offered to certain investors at net asset value. Absent a reimbursement of certain expenses by the administrator, the return would be lower.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3) Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Real Estate Fund as of June 30, 2007

FUND COMPOSITION

Ten Largest Holdings*

By net assets

Simon Property Group, Inc.	8.5%
Vornado Realty Trust	7.9
AvalonBay Communities, Inc.	6.5
Boston Properties, Inc.	4.9
Equity Residential	4.6
Public Storage, Inc.	4.4
Host Hotels & Resorts, Inc.	4.2
General Growth Properties, Inc.	4.2
Archstone-Smith Trust	4.2
SL Green Realty Corp.	3.6

*                 Ten Largest Holdings represented 53.0% of Fund net assets as of June 30, 2007. Holdings are subject to change due to active management.

Common Stock Holdings by Sector**

By net assets

**          As a percentage of the Fund’s net assets as of June 30, 2007. Fund information may not be representative of the Fund’s current or future investments and is subject to change due to active management.

Eaton Vance Real Estate Fund as of June 30, 2007

FUND PERFORMANCE

Performance*

Share Class Symbol	EIREX

Average Annual Total Returns (at net asset value)	Class I
Six Months	-6.09%
One Year	13.53
Life of Fund†	13.71

†Inception Date – 4/28/06

*Fund shares are offered to certain investors at net asset value. Absent a reimbursement of certain expenses by the administrator, the return would be lower.

Total Annual
Operating Expenses**	Class I
Gross Expense Ratio	6.79%
Net Expense Ratio	1.15

* *From the Fund’s prospectus dated 5/1/07. Reflects a contractual expense reimbursement that continues through 4/30/08. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Real Estate Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Real Estate Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period * (1/1/07- 6/30/07)
Actual
Class I	$1,000.00	$939.10	$5.53	**
Hypothetical (5% return per year before expenses)
Class I	$1,000.00	$1,019.10	$5.76	**

*                                         Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

**                                  Absent a reimbursment of certain expenses by the administrator, expenses would be higher.

Eaton Vance Real Estate Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Diversified REITs — 7.9%
Vornado Realty Trust	430	$47,231
		$47,231
Hotels & Resorts — 11.2%
Host Hotels & Resorts, Inc.	1,090	$25,201
LaSalle Hotel Properties	100	4,342
Marriott International, Inc., Class A	435	18,809
Starwood Hotels & Resorts Worldwide, Inc.	275	18,444
		$66,796
Industrial REITs — 6.9%
AMB Property Corp.	310	$16,498
Eastgroup Properties, Inc.	125	5,477
ProLogis	340	19,346
		$41,321
Mall REITs — 17.3%
General Growth Properties, Inc.	475	$25,151
Macerich Company (The)	230	18,957
Simon Property Group, Inc.	545	50,707
Taubman Centers, Inc.	170	8,434
		$103,249
Office REITs — 17.2%
Alexandria Real Estate Equities, Inc	75	$7,261
Boston Properties, Inc.	285	29,107
Brookfield Properties Corp. (1)	400	9,724
Douglas Emmett, Inc.	325	8,041
Duke Realty Corp.	300	10,701
Highwoods Properties, Inc.	100	3,750
Kilroy Realty Corp.	55	3,896
Liberty Property Trust, Inc.	190	8,347
SL Green Realty Corp.	175	21,681
		$102,508
Residential REITs — 20.3%
American Campus Communities, Inc.	150	$4,244
Archstone-Smith Trust	420	24,826
AvalonBay Communities, Inc.	325	38,636
BRE Properties, Inc.	100	5,929
Camden Property Trust	100	6,697
Equity Lifestyle Properties, Inc.	100	5,219
Equity Residential	600	27,378
Essex Property Trust, Inc.	15	1,745
Mid-America Apartment Communities, Inc	125	6,560
		$121,234

See notes to financial statements

Shopping Center REITs — 11.9%
Acadia Realty Trust	400	$10,380
Developers Diversified Realty Corp.	140	7,379
Equity One, Inc.	275	7,026
Federal Realty Investment Trust	195	15,066
Kimco Realty Corp.	330	12,563
Regency Centers Corp.	260	18,330
		$70,744
Storage REITs — 4.9%
Public Storage, Inc.	340	$26,119
U-Store-It Trust	175	2,868
		$28,987

Total Common Stocks (identified cost $548,774)		$582,070

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.82% (2)	8	$8,380

Total Short-Term Investments (identified cost, $8,380)		$8,380

Total Investments — 99.0% (identified cost $557,154)		$590,450

Other Assets, Less Liabilities — 1.0%		$5,947

Net Assets — 100.0%		$596,397

REIT - Real Estate Investment Trust

(1)	Foreign security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

See notes to financial statements

Eaton Vance Real Estate Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $548,774)	$582,070
Affiliated investments, at value (identified cost, $8,380)	8,380
Receivable for investments sold	4,460
Receivable from affiliate	24,710
Dividends receivable	2,023
Interest receivable from affiliated investment	39
Total assets	$621,682

Liabilities
Payable for investments purchased	$5,899
Payable to affiliate for investment advisory fee	330
Payable to affiliate for administration fee	77
Other accrued expenses	18,979
Total liabilities	$25,285
Net assets	$596,397

Sources of Net Assets
Paid-in capital	$534,027
Accumulated undistributed net realized gain (computed on the basis of identified cost)	23,740
Accumulated undistributed net investment income	5,334
Net unrealized appreciation (computed on the basis of identified cost)	33,296
Total	$596,397

Class I Shares
Net Assets	$596,397
Shares Outstanding	52,977
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.26

See notes to financial statements

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income
Dividends	$8,739
Interest income allocated from affiliated investment	327
Expenses allocated from affiliated investment	(31)
Total investment income	$9,035

Expenses
Investment adviser fee	$2,081
Administration fee	487
Legal and accounting services	17,529
Custodian fee	3,762
Registration Fees	1,264
Miscellaneous	3,288
Total expenses	$28,411
Deduct — Allocation of expenses to affiliate	$24,710
Total expense reductions	$24,710

Net expenses	$3,701

Net investment income	$5,334

Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$23,831
Net realized gain	$23,831
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(68,345)
Net change in unrealized appreciation (depreciation)	$(68,345)

Net realized and unrealized loss	$(44,514)

Net decrease in net assets from operations	$(39,180)

See notes to financial statements

Statement of Changes in Net Assets

	Six Months Ended	Period Ended
	June 30, 2007	December 31, 2006 (1)
	(Unaudited)
Increase (Decrease) in Net Assets
From operations —
Net investment income	$5,334	$4,755
Net realized gain from investment transactions	23,831	15,181
Net change in unrealized appreciation (depreciation) of investments	(68,345)	101,641
Net increase (decrease) in net assets from operations	$(39,180)	$121,577
Distributions to shareholders —
From net investment income	$—	$(4,755)
From net realized gain	(3,222)	(12,050)
Total distributions to shareholders	$(3,222)	$(16,805)
Transactions in shares of beneficial interest —
Proceeds from sale of shares Class I	$4,000	$510,000
Net asset value of shares issued to shareholders in payment of distributions declared	3,222	16,805
Net increase in net assets from Fund share transactions	$7,222	$526,805
Net increase (decrease) in net assets	$(35,180)	$631,577

Net Assets
At beginning of period	$631,577	$—
At end of period	$596,397	$631,577

Accumulated undistributed net investment income included in net assets
At end of period	$5,334	$—

(1) For the period from the start of business, April 28, 2006 to December 31, 2006.

See notes to financial statements

Financial Highlights

	Class I
	Six Months Ended June 30, 2007	Period Ended 12/31/2006 (1)
	(Unaudited)
Net asset value – Beginning of period	$12.050	$10.000

Income (loss) from operations
Net investment income (2)	$0.101	$0.093
Net realized and unrealized gain (loss)	(0.829)	2.287
Total income (loss) from operations	$(0.728)	$2.380

Less distributions
From net investment income	$—	$(0.093)
From net realized gain	(0.062)	(0.237)
Total distributions	$(0.062)	$(0.330)

Net asset value — End of period	$11.260	$12.050

Total Return (3)(6)	(6.09)%	23.80	% (4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$596	$632
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.15%	1.15%
Net investment income (5)	1.64%	1.24%
Portfolio Turnover	21%	21%

(1)	For the period from the start of business, April 28, 2006, to December 31, 2006.
(2)	Net investment income per share was computed using average shares outstanding.
(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)

During the period from the start of business, April 28, 2006, to December 31, 2006, the investment adviser reimbursed the Fund for expenses and unrealized losses attributable to an unauthorized sale of Fund shares. The reimbursement equaled approximately $0.010 per share and increased Class I’s total return by approximately 0.1% for the period from the start of business, April 28, 2006, to December 31, 2006.

(5)	Annualized.
(6)	Not annualized.

See notes to financial statements

Eaton Vance Real Estate Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund seeks total return through a combination of capital appreciation and current income. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies primarily engaged in the real estate industry, such as real estate investment trusts (REITs), and other real estate related investments. The Fund currently offers one class of shares, Class I shares, which is offered at net asset value and is not subject to a sales charge.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Concentration of Credit Risk — In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investments instruments. There are certain additional risks involved in investing in REITs. The value of the Fund shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, economic conditions, real estate values, property taxes, interest rates and tax regulatory requirements.

F Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of virtually all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may include income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually (reduced by available capital loss carryforwards from prior years, if any). In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year.

Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Net investment income and capital gains determined in accordance with income tax regulations may differ from such amounts determined in accordance with accounting principles generally accepted in the United States of America. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Class I	Six Months Ended June 30, 2007	Period Ended December 31, 2006(1)
	(Unaudited)

Sales	321	51,000

Issued to shareholders electing to receive payments of distributions in Fund shares	261	1,395

Net increase	582	52,395

(1) For the period from the start of the business, April 28, 2006, to December 31, 2006.

At June 30, 2007, Eaton Vance Management owned 97% of the outstanding shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, EVM receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Fund. The portion of the advisory fees payable by Cash Management on the Fund’s investment of cash therein is credited against the Fund’s advisory fees. For the six months ended June 30, 2007, the Fund’s advisory fee totaled $2,111 of which $30 was allocated from Cash Management and $2,081 was paid or accrued directly by the Fund. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $487. For the fiscal year ending December 31, 2007, and continuing through April 30, 2008, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual fund expenses exceed 1.15% of average daily net assets for Class I shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $24,710 of the Fund’s operating expenses for the six months ended June 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2007, EVM earned $3 in sub-transfer agent fees from the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

5 Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $148,118 and $135,292, respectively, for the six months ended June 30, 2007.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$557,243

Gross unrealized appreciation	$38,640

Gross unrealized depreciation	(5,433)

Net unrealized appreciation	$33,207

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at June 30, 2007.

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowing at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the six months ended June 30, 2007.

9 Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007 there are no uncertain tax provisions that would require financial statement recognition, derecognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) “Fair Value Measurements”. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•                  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•                  An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•                  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•                  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•                  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•                  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•                  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•                  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•                  Data relating to portfolio turnover rates of each fund;

•                  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•                  Reports detailing the financial results and condition of each adviser;

•                  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•                  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•                  Copies of or descriptions of each adviser’s proxy voting policies and procedures;

•                  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•                  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•                  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•                  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•                  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Real Estate Fund (the “Fund”), and Eaton

Vance Management (“EVM” or the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with EVM for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM.

The Board considered EVM’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and who also supervise Eagle’s management of the Fund. The Board specifically noted EVM’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (April 2006) through September 30, 2006. In light of the brief operating history of the Fund, the Board concluded that it would be appropriate to allow additional time to evaluate the Fund’s performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the period from inception through September 30, 2006.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by EVM and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by EVM and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by EVM and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to EVM as a result of securities transactions effected for the Fund and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by EVM and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which EVM and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of EVM and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by EVM and its affiliates and the Fund.

Eaton Vance Real Estate Fund

INVESTMENT MANAGEMENT

Eaton Vance Real Estate Fund

Officers

Thomas E. Faust Jr.

President and Trustee

J. Scott Craig

Vice President and Portfolio Manager

Gregory R. Greene

Vice President

Elizabeth S. Kenyon

Vice President

Duke E. Laflamme

Vice President

Thomas H. Luster

Vice President

Michael R. Mach

Vice President

Robert J. Milmore

Vice President

Duncan W. Richardson

Vice President

Judith A. Saryan

Vice President

Michael W. Weilheimer

Vice President

Barbara E. Campbell

Treasurer

Alan R. Dynner

Secretary

Paul M. O’ Neil

Chief Compliance Officer

Trustees

Ralph F. Verni

Chairman

Benjamin C. Esty

Allen R. Freedman

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Heidi L. Steiger

Lynn A. Stout

Investment Adviser of Eaton Vance Real Estate Fund

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Real Estate Fund

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Real Estate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2685-8/07	REFSRC

Semiannual Report June 30, 2007

EATON VANCE CAPITAL &
INCOME
STRATEGIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

INVESTMENT UPDATE

Michael R. Mach, CFA

Co-Portfolio Manager

Judith A. Saryan, CFA

Co-Portfolio Manager

Michael W.Weilheimer, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 7.38% for the six months ended June 30, 2007.(1) This return resulted from an increase in net asset value (NAV) per share to $10.60 on June 30, 2007, from $10.00 on December 31, 2006, and the reinvestment of $0.136 in dividends.

•                  The Fund’s Class C shares had a total return of 7.00% for the same period.(1) This return resulted from an increase in NAV per share to $10.60 on June 30, 2007, from $10.00 on December 31, 2006, and the reinvestment of $0.098 in dividends.

•                  The Fund’s Class I shares had a total return of 7.51% for the same period.(1) This return resulted from an increase in NAV per share to $10.60 on June 30, 2007, from $10.00 on December 31, 2006, and the reinvestment of $0.149 in dividends.

•                  For comparison, the Russell 1000 Value Index – a broad-based, unmanaged market index of value stocks – had a total return of 6.23% for the same period.(2) The S&P 500 Utilities Index – an unmanaged index of certain utility stocks – had a total return of 8.87%.(2)

The Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market – had a return of 3.05% for the same period.(2) The Fund’s peer group, the Lipper Flexible Portfolio Funds Classification, had an average total return of 5.97% for the same period.(2)

Management Discussion

•                  The Fund’s primary objective is to seek total return, primarily by investing its assets in three diversified portfolios: Boston Income Portfolio, Large- Cap Value Portfolio and Utilities Portfolio (each, a “Portfolio”). The Fund allocates its assets approximately equally among the three Portfolios.

•                  During the six-month period ended June 30, 2007, Large-Cap Value Portfolio continued to focus on companies management deemed favorably priced in relation to the overall stock market, and that met numerous criteria for quality, such as business franchises, financial strength and management capability and integrity. In an increasingly volatile equity market, utilities stocks were among Large-Cap Value Portfolio’s strongest performers during the period, with the information technology, consumer staples and materials sectors also contributing positively. Health care stocks were among the Portfolio’s laggard performers.(3)

•                  The utilities sector was helped by strong investor demand for dividends and continued merger activity. Utilities Portfolio benefited from good stock selection during the period, especially in electric utilities, integrated (electric and gas) utilities, and independent power producers. Telecommunications stocks also fared well. The Fund benefited from the Utilities Portfolio’s electric utility investments in Europe, especially in electric utilities and integrated utilities. The Utilities Portfolio’s energy-related stocks were among its weaker performers.(3)

•                  In a high-yield market characterized by narrow spreads and a flat yield curve, Boston Income Portfolio emphasized a short duration, a reduction in deeply subordinated bonds and an increase in leveraged loans during the period. Loan interest rates – which are typically secured by a company’s assets and are senior to the company’s high-yield

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)   These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of expenses to the administrator, returns would be lower.

(2)   It is not possible to invest directly in an Index or Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3) Sector and industry weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FUND PERFORMANCE

bonds – are adjusted with changes in a benchmark rate. This combination helped to position the Portfolio defensively in the event of a widening in spreads or rising interest rates. Security selection in the retail, automotive and metals/mining areas was additive to performance during the period. Not surprisingly, home building was among Boston Income Portfolio’s weaker areas.(3)

•                  Effective August 15, 2007, the name of Utilities Portfolio will change to Dividend Builder Portfolio.  Dividend Builder Portfolio normally invests primarily in dividend-paying common stocks and dividend- paying or interest-bearing securities that are convertible into common stock. The name change is being made to allow the Fund to invest in a broader range of dividend-paying securities than the current policy permits. Eaton Vance believes that the greater investment flexibility afforded by these changes will allow the Fund to adapt to evolving market conditions, while reducing the risks associated with investing at least 80% of net assets in utilities securities.

Performance(1) As of 6/30/07

Share Class Symbol	Class A EACIX	Class C ECCIX	Class I EICIX
Cumulative Total Returns (at net asset value)
Life of Fund†	7.38%	7.00%	7.51%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund†	1.21%	6.00%	7.51%

†Inception dates: Class A: 12/29/06; Class C: 12/29/06; Class I: 12/29/06

(1)   Cumulative total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC) for Class C shares. If sales charges were included, returns would be lower. Absent an allocation of expenses to the administrator, returns would be lower. SEC cumulative total returns for Class A reflect the maximum 5.75% sales charge. SEC cumulative total returns for Class C reflect a 1% CDSC during the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)

	Class A	Class C	Class I
Expense Ratio	1.37%	2.12%	1.12%

(2)      From the Fund’s prospectus dated 5/1/07.

Asset Allocations(3)

By net assets

(3)     As a percentage of Fund’s net assets as of 6/30/07. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

*             Effective August 15, 2007, the name of Utilities Portfolio will change to Dividend Builder Portfolio.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested.Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Capital & Income Strategies Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,073.80	$7.04	**
Class C	$1,000.00	$1,070.00	$10.88	**
Class I	$1,000.00	$1,075.10	$5.76	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	**
Class C	$1,000.00	$1,014.30	$10.59	**
Class I	$1,000.00	$1,019.20	$5.61	**

* Expenses are equal to the Fund's annualized expense ratio of 1.37% for Class A shares, 2.12% for Class C shares, and 1.12% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolios.

** Absent a reimbursement of certain expenses by the administrator, the expenses would have been higher.

3

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Utilities Portfolio, at value (identified cost, $954,405)	$962,362
Investment in Boston Income Portfolio, at value (identified cost, $953,646)	940,795
Investment in Large-Cap Value Portfolio, at value (identified cost, $946,773)	955,190
Receivable for Fund shares sold	25
Receivable from the Administrator	55,696
Prepaid expenses	30,911
Total assets	$2,944,979
Liabilities
Payable to affiliate for distribution and service fees	$1,558
Payable to affiliate for administration fee	329
Payable to affiliate for Trustees' fees	5
Accrued expenses	33,081
Total liabilities	$34,973
Net Assets	$2,910,006
Sources of Net Assets
Paid-in capital	$2,880,839
Accumulated net realized gain from Portfolios (computed on the basis of identified cost)	24,363
Accumulated undistributed net investment income	1,281
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	3,523
Total	$2,910,006
Class A Shares
Net Assets	$2,109,459
Shares Outstanding	199,086
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.60)	$11.25
Class C Shares
Net Assets	$788,905
Shares Outstanding	74,431
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.60
Class I Shares
Net Assets	$11,642
Shares Outstanding	1,099
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest allocated from Portfolios	$16,933
Dividends allocated from Portfolios (net of foreign taxes, $716)	13,477
Securities lending income allocated from Portfolios, net	407
Expenses allocated from Portfolios	(3,949)
Total investment income	$26,868
Expenses
Administration fee	$943
Trustees' fees and expenses	880
Distribution and service fees Class A	1,181
Class C	1,469
Registration fees	24,521
Legal and accounting services	23,718
Printing and postage	4,582
Custodian fee	2,175
Transfer and dividend disbursing agent fees	195
Miscellaneous	1,836
Total expenses	$61,500
Deduct — Allocation of expenses to the Administrator	$55,696
Total expense reductions	$55,696
Net expenses	$5,804
Net investment income	$21,064
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$24,417
Swap contracts	(24)
Foreign currency transactions	(30)
Net realized gain	$24,363
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,505
Swap contracts	(3)
Foreign currency	21
Net change in unrealized appreciation (depreciation)	$3,523
Net realized and unrealized gain	$27,886
Net increase in net assets from operations	$48,950

See notes to financial statements
4

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Asset	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
From operations — Net investment income	$21,064	$—
Net realized gain from investment transactions, swap contracts and foreign currency transactions	24,363	—
Net change in unrealized appreciation (depreciation) of investments, swap contracts and foreign currency	3,523	—
Net increase in net assets from operations	$48,950	$—
Distributions to shareholders — From net investment income Class A	$(15,386)	$—
Class C	(4,235)	—
Class I	(162)	—
Total distributions to shareholders	$(19,783)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,647,279	$480,000
Class C	876,710	10,000
Class I	1,000	10,000
Net asset value of shares issued to shareholders in payment of distributions declared Class A	6,964	—
Class C	3,980	—
Class I	13	—
Cost of shares redeemed Class A	(55,098)	—
Class C	(100,009)	—
Net increase in net assets from Fund share transactions	$2,380,839	$500,000
Net increase in net assets	$2,410,006	$500,000
Net Assets
At beginning of period	$500,000	$—
At end of period	$2,910,006	$500,000
Accumulated undistributed net investment income included in net assets
At end of period	$1,281	$—

(1)  For the period from the start of business, December 29, 2006, to December 31, 2006.

See notes to financial statements
5

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007 (Unaudited)		Period Ended December 31, 2006
Net asset value — Beginning of period	$10.000		$10.000	(1)
Income (loss) from operations
Net investment income(2)	$0.180		$—
Net realized and unrealized gain	0.556		—
Total income from operations	$0.736		$—
Less distributions
From net investment income	$(0.136)		$—
Total distributions	$(0.136)		$—
Net asset value — End of period	$10.600		$10.000
Total Return(3)	7.38	%(8)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,109		$480
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.37	%(4)(6)	0.00%
Expenses after custodian fee reduction(5)	1.37	%(4)(6)	0.00%
Net investment income	3.44	%(6)	0.00%
Portfolio Turnover of the Utilities Portfolio	23%		—	(7)
Portfolio Turnover of the Boston Income Portfolio	43%		—	(7)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(7)

(1)  Class A commenced operations on December 29, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  The administrator subsidized certain operating expenses (equal to 8.77% and 0.75% of average daily net assets for the six months ended June 30, 2007 and for the period from the start of business, December 29, 2006 to December 31, 2006, respectively).

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  The Fund had no investment operations in the period ended December 31, 2006.

(8)  Not annualized.

See notes to financial statements
6

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007 (Unaudited)		Period Ended December 31, 2006
Net asset value — Beginning of period	$10.000		$10.000	(1)
Income (loss) from operations
Net investment income(2)	$0.154		$—
Net realized and unrealized gain	0.544		—
Total income from operations	$0.698		$—
Less distributions
From net investment income	$(0.098)		$—
Total distributions	$(0.098)		$—
Net asset value — End of period	$10.600		$10.000
Total Return(3)	7.00	%(8)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$789		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.12	%(4)(6)	0.00%
Expenses after custodian fee reduction(5)	2.12	%(4)(6)	0.00%
Net investment income	2.91	%(6)	0.00%
Portfolio Turnover of the Utilities Portfolio	23%		—	(7)
Portfolio Turnover of the Boston Income Portfolio	43%		—	(7)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(7)

(1)  Class C commenced operations on December 29, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  The administrator subsidized certain operating expenses (equal to 8.77% and 0.76% of average daily net assets for the six months ended June 30, 2007 and for the period from the start of business, December 29, 2006 to December 31, 2006, respectively).

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  The Fund had no investment operations in the period ended December 31, 2006.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007 (Unaudited)		Period Ended December 31, 2006
Net asset value — Beginning of period	$10.000		$10.000	(1)
Income (loss) from operations
Net investment income(2)	$0.181		$—
Net realized and unrealized gain	0.568		—
Total income from operations	$0.749		$—
Less distributions
From net investment income	$(0.149)		$—
Total distributions	$(0.149)		$—
Net asset value — End of period	$10.600		$10.000
Total Return(3)	7.51	%(8)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.12	%(4)(6)	0.00%
Expenses after custodian fee reduction(5)	1.12	%(4)(6)	0.00%
Net investment income	3.50	%(6)	0.00%
Portfolio Turnover of the Utilities Portfolio	23%		—	(7)
Portfolio Turnover of the Boston Income Portfolio	43%		—	(7)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(7)

(1)  Class I commenced operations on December 29, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  The administrator subsidized certain operating expenses (equal to 8.77% and 0.75% of average daily net assets for the six months ended June 30, 2007 and for the period from the start of business, December 29, 2006 to December 31, 2006, respectively).

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  The Fund had no investment operations in the period ended December 31, 2006.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

Eaton Vance Capital & Income Strategies Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust) and commenced operations on December 29, 2006. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and other class-specific expenses. The Fund currently invests all of its investable assets in interests in the following three Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Utilities Portfolio and Large-Cap Value Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Boston Income Portfolio, Utilities Portfolio and Large-Cap Value Portfolio (0.04%, 0.06% and 0.02%, respectively, at June 30, 2007). The investment objectives and policies of the Portfolios together are the same as those of the Fund. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to each Portfolio are as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Boston Income Portfolio's investments include interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, under procedures established by the Trustees. In addition, Large-Cap Value and Utilities Portfolios' valuation policies include the following: Preferred equity securities that are not listed or traded in the over-the-counter market are valued based on a quotation by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after

9

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

The Portfolios may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Offering Costs — Offering costs incurred by the Fund are amortized to expense over twelve months.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against the personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution quarterly of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carry forwards from prior years, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be

10

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	155,554	48,000
Issued to shareholders electing to receive payments of distributions in Fund shares	651	—
Redemptions	(5,119)	—
Net increase	151,086	48,000
Class C	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	82,486	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	371	—
Redemptions	(9,426)	—
Net increase	73,431	1,000
Class I	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	98	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Net increase	99	1,000

(1) Class A, Class C, and Class I commenced operations on December 29, 2006.

At June 30, 2007, EVM owned 25% of the value of outstanding shares of the Fund.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.65% (annualized) of average daily net assets of the Fund up to $500 million that are invested directly in securities. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. The Fund is allocated its share of the advisory fee paid by each Portfolio in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $3,593 for the six months ended June 30, 2007. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $943. Pursuant to a voluntary expense reimbursement, the administrator was allocated $55,696 of the Fund's operating expenses for the six months ended June 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended June 30, 2007, EVM received $25 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $18,182 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007. Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Certain officers and Trustees of the Fund and Portfolios are officers of EVM.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $1,181 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by

11

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. Distribution fees paid or accrued for the six months ended June 30, 2007 amounted to $1,102 for Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $55,000. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to Class C. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $367 for Class C shares.

6  Contingent Deferred Sales Charge

A 1% contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM, or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSCs received on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD did not receive any CDSC for Class A shares and Class C shares for the six months ended June 30, 2007.

7  Investment Transactions

For the six months ended June 30, 2007, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Boston Income Portfolio	$1,000,144	$65,613
Large-Cap Value Portfolio	1,000,144	65,613
Utilities Portfolio	1,000,144	65,613

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9  Subsequent Event

Effective August 15, 2007, the Board of Trustees approved a change in the name of the Utilities Portfolio to Dividend Builder Portfolio. Concurrent with the name change, the Portfolio will change its policy of investing at least 80% of net assets in equity securities of utilities companies to investing at least 80% of net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Portfolio will continue to invest at least 25% of its assets in equity securities of utilities companies. The name change is being made to allow the Portfolio to invest in a broader range of dividend-paying securities than the current policy permits. EVM believes that the greater investment flexibility afforded by these changes will allow the Portfolio to adapt to evolving market conditions, while reducing the risks associated with investing at least 80% of net assets in utilities securities.

12

Eaton Vance Capital & Income Strategies Fund as of June 30, 2007

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's independent registered public accountants.

The Fund was newly organized in 2006. The report of PricewaterhouseCoopers LLP on the Fund's financial statements for 2006 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's last fiscal year and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the Fund's financial statements for such year, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's knowledge, for the fiscal year ended December 31, 2006, and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

13

Eaton Vance Capital & Income Strategies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on November 13, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement, of the Eaton Vance Capital & Income Strategies Fund (the "Fund") with Eaton Vance Management (the "Adviser"). The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in the Boston Income Portfolio, the Large-Cap Value Portfolio, and the Utilities Portfolio (the "Underlying Funds") in roughly equal proportions, although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research ("BMR"), an affiliate of the Adviser. The Board reviewed information furnished for the November 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds, including the Underlying Funds. Such information included, among other things, the following:

Information about Fees, Underlying Fund Performance and Expenses

•  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•  An independent report comparing the investment performance of the Underlying Funds to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance of the Underlying Funds in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by the Adviser and BMR for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Underlying Funds, and concerning fees charged by other advisers for managing funds similar to the Fund and the Underlying Funds;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund and the Underlying Funds, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, in the event the Fund chooses to invest directly, and by BMR for the Underlying Funds, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Fund's and the Underlying Funds' brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund and Underlying Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and BMR

•  Reports detailing the financial results and condition of the Adviser and BMR;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Underlying Funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator) and BMR; and

•  The terms of the advisory agreement of the Fund and of the Underlying Funds.

14

Eaton Vance Capital & Income Strategies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Underlying Funds by the Adviser and BMR.

The Board considered the Adviser's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds and the Fund. The Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. The Board further noted that the Adviser would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, other assets.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record. However, the Board had previously reviewed comparative performance data for the Underlying Funds in connection with the annual review of the advisory contracts for the Underlying Funds that last concluded in April of 2006 and will be reviewing performance of the Underlying Funds in connection with the annual advisory contract review for those Funds. The Board concluded that it would be appropriate to consider the performance of the Underlying Funds as part of the upcoming contract review process.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for a one-year period. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and BMR, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

15

Eaton Vance Capital & Income Strategies Fund

INVESTMENT MANAGEMENT

Eaton Vance Capital & Income Strategies Fund

Officers
Thomas E. Faust Jr.
President and Trustee
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

16

Investment Adviser of
Boston Income Portfolio, Large-Cap Value Portfolio and Utilities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Capital & Income Strategies Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Capital & Income Strategies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2840-8/07  CISSRC

Semiannual Report June 30, 2007

EATON VANCE
EQUITY ASSET ALLOCATION FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

INVESTMENT UPDATE

Duncan W. Richardson, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  We are pleased to welcome shareholders to the first semiannual report for Eaton Vance Equity Asset Allocation Fund (the Fund). The Fund’s objective is to seek total return. The Fund is structured as a “fund of funds” and pursues its objective by investing in a combination of six diversified equity portfolios managed by Eaton Vance or its affiliates. The Fund seeks to maintain broad diversification and emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects based on its assessment of current and future market trends and conditions.

•                  For the six months ended June 30, 2007, the Fund’s Class A shares had a total return of 9.50%. This return was the result of an increase in net asset value (NAV) per share to $10.95 on June 30, 2007, from $10.00 on December 31, 2006.(1)

•                  The Fund’s Class C shares had a total return of 9.10% for the same period, the result of an increase in NAV per share to $10.91 from $10.00.(1) • The Fund’s Class I shares had a total return of 9.80% for the same period, the result of an increase in NAV per share to $10.98 from $10.00.(1)

•                  For comparison, the Russell 3000 Index, a broad-based, unmanaged index of the 3,000 largest U.S. companies, which represents approximately 98% of the investable U.S. equity market, had a total return of 7.11% during the same period. The average return of funds in the Fund’s peer group, the Lipper Flexible Portfolio Funds Classification, was 5.97%.(2)

Management Discussion

•                  The U.S. equity markets posted strong returns in the first half of 2007, fueled by positive earnings and continued strength in merger and buyout activity. Equity and bond markets remained choppy however, as geopolitical and economic uncertainty coupled with rising inflation and sub-prime fears pressured already anxious investors. Markets across the globe registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by period-end.

•                  Despite the Fund’s short performance history, the benefit of its broad diversification was evident, particularly in an environment characterized by higher volatility. The Fund’s investments across a variety of equity market sectors and investment styles helped it outperform its benchmark, the Russell 3000 Index. The Fund invests in six distinct portfolios, and the Fund’s performance is a function of both the performance of the underlying Portfolios and its asset allocation among the Portfolios.

•                  The Fund’s large-cap value, small- and mid-cap growth portfolio investments positively contributed to the Fund’s overall returns. Additionally, the Fund’s performance benefited from allocation during the period that favored the stronger-performing growth style over value, as well as small- and mid-cap investments over large-cap stocks. Furthermore, international markets, characterized by the MSCI EAFE Index, continued to lead domestic investments, and the Fund benefited from its exposure to international investments. Conversely, two of the portfolios in which the Fund invests unperformed their respective benchmarks for the six-month period ended June 30, 2007.(2),(3)

See page 2 for additional performance information.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and to the adviser of certain Portfolios and an expense waiver by the adviser of certain Portfolios, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Asset allocation may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

FUND PERFORMANCE

•                  While equity market returns have been positive, returns among classes, market caps and style can be random, validating the benefits of a strategy that focuses on broad diversification and continuous rebalancing.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Portfolio Allocations* By net assets

*

As a percentage of the Fund’s net assets as of 6/30/07. Fund information may not be representative of the Fund’s current or future investments and may change due to active management. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225- 6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

**	Prior to 7/1/07, this Portfolio was named Growth Portfolio.

Performance(1)

	Class A	Class C	Class I
Share Class Symbol	EEAAX	EEACX	EEAIX
Cumulative Total Returns (at net asset value)
Life of Fund†	9.50%	9.10%	9.80%
SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund†	3.20	8.10	9.80

†Inception Dates – Class A, Class C, and Class I: 12/29/06

(1)

Cumulative total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC cumulative total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and to the adviser of certain Portfolios and an expense waiver by the adviser of certain Portfolios, the returns would be lower.

Total Annual
Operating Expenses(2)

	Class A	Class C	Class I
Expense Ratio	1.51%	2.26%	1.26%

(2) From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Asset Allocation Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,095.00	$7.84	**
Class C	$1,000.00	$1,091.00	$11.72	**
Class I	$1,000.00	$1,098.00	$6.55	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.55	**
Class C	$1,000.00	$1,013.60	$11.28	**
Class I	$1,000.00	$1,018.50	$6.31	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.51% for Class A shares, 2.26% for Class C shares, and 1.26% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolios.

**  Absent an allocation of certain expenses to the administrator of the Fund and to the adviser of certain Portfolios and an expense waiver by the adviser of certain Portfolios, the expenses would have been higher.

3

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in International Equity Portfolio, at value (identified cost, $878,149)	$923,031
Investment in Large-Cap Growth Portfolio, at value (identified cost, $1,092,375)	1,131,281
Investment in Large-Cap Value Portfolio, at value (identified cost, $996,098)	1,015,480
Investment in Multi-Cap Growth Portfolio, at value (identified cost, $545,572)	575,130
Investment in Small-Cap Growth Portfolio, at value (identified cost, $336,989)	354,665
Investment in SMID-Cap Portfolio, at value (identified cost, $591,118)	588,235
Receivable for Fund shares sold	12,022
Receivable from the Administrator	62,151
Prepaid expenses	27,288
Total assets	$4,689,283
Liabilities
Payable to affiliate for distribution and service fees	$2,446
Payable to affiliate for administration fee	526
Accrued expenses	33,112
Total liabilities	$36,084
Net Assets	$4,653,199
Sources of Net Assets
Paid-in capital	$4,438,198
Accumulated undistributed net realized gain from Portfolios (computed on the basis of identified cost)	63,050
Accumulated undistributed net investment income	4,430
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	147,521
Total	$4,653,199
Class A Shares
Net Assets	$3,635,080
Shares Outstanding	332,071
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.95
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.95)	$11.62
Class C Shares
Net Assets	$975,924
Shares Outstanding	89,471
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.91
Class I Shares
Net Assets	$42,195
Shares Outstanding	3,845
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.98
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $926)	$19,663
Interest allocated from Portfolios	2,024
Security lending income allocated from Portfolios, net	113
Expenses allocated from Portfolios	(8,036)
Total investment income from Portfolios	$13,764
Expenses
Custodian fee	$5,903
Administration fee	1,617
Distribution and service fees Class A	2,342
Class C	1,293
Registration fees	27,505
Legal and accounting services	23,519
Transfer and dividend disbursing agent fees	568
Printing and postage	4,959
Miscellaneous	3,779
Total expenses	$71,485
Deduct— Allocation of expenses to the Administrator	$62,151
Total expense reduction	$62,151
Net expenses	$9,334
Net investment income	$4,430
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$63,201
Foreign currency transactions	(151)
Net realized gain	$63,050
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$147,525
Foreign currency	(4)
Net change in unrealized appreciation (depreciation)	$147,521
Net realized and unrealized gain	$210,571
Net increase in net assets from operations	$215,001

See notes to financial statements
4

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
From operations — Net investment income	$4,430	$—
Net realized gain from investment and foreign currency transactions	63,050	—
Net change in unrealized appreciation from investments and foreign currency	147,521	—
Net increase in net assets from operations	$215,001	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$3,015,012	$480,000
Class C	944,961	10,000
Class I	30,382	10,000
Cost of shares redeemed Class A	(52,135)	—
Class C	(22)	—
Net increase in net assets from Fund share transactions	$3,938,198	$500,000
Net increase in net assets	$4,153,199	$500,000
Net Assets
At beginning of period	$500,000	$—
At end of period	$4,653,199	$500,000
Undistributed net investment income included in net assets
At end of period	$4,430	$—

(1)  For the period from the start of business, December 29, 2006, to December 31, 2006.

See notes to financial statements
5

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007 (Unaudited)(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.000		$10.000
Income (loss) from operations
Net investment income	$0.027		$—
Net realized and unrealized gain	0.923		—
Total income from operations	$0.950		$—
Net asset value — End of period	$10.950		$10.000
Total Return(3)	9.50	%(7)	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,635		$480
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.51	%(5)(6)	—	(5)
Expenses after custodian fee reduction(4)	1.51	%(5)(6)	—	(5)
Net investment income	0.51	%(6)	—
Portfolio Turnover of the International Equity Portfolio	12%		—	(8)
Portfolio Turnover of the Large-Cap Growth Portfolio	17%		—	(8)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(8)
Portfolio Turnover of the Multi-Cap Growth Portfolio	71%		—	(8)
Portfolio Turnover of the Small-Cap Growth Portfolio	44%		—	(8)
Portfolio Turnover of the SMID-Cap Portfolio	68%		—	(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class A commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 5.94% and 69.21% of average daily net assets for the six months ended June 30, 2007 and the period ended December 31, 2006, respectively).

(6)  Annualized.

(7)  Not annualized.

(8)  The Fund had no investment operations during the period ended December 31, 2006.

See notes to financial statements
6

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007 (Unaudited)(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.000		$10.000
Income (loss) from operations
Net investment loss	$(0.017)		$—
Net realized and unrealized gain	0.927		—
Total income from operations	$0.910		$—
Net asset value — End of period	$10.910		$10.000
Total Return(3)	9.10	%(7)	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$976		$10
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.26	%(5)(6)	—	(5)
Expenses after custodian fee reduction(4)	2.26	%(5)(6)	—	(5)
Net investment loss	(0.32	)%(6)	—
Portfolio Turnover of the International Equity Portfolio	12%		—	(8)
Portfolio Turnover of the Large-Cap Growth Portfolio	17%		—	(8)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(8)
Portfolio Turnover of the Multi-Cap Growth Portfolio	71%		—	(8)
Portfolio Turnover of the Small-Cap Growth Portfolio	44%		—	(8)
Portfolio Turnover of the SMID-Cap Portfolio	68%		—	(8)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Class C commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 5.94% and 69.96% of average daily net assets for the six months ended June 30, 2007 and the period ended December 31, 2006, respectively).

(6)  Annualized.

(7)  Not annualized.

(8)  The Fund had no investment operations during the period ended December 31, 2006.

See notes to financial statements
7

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007 (Unaudited)(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.000		$10.000
Income (loss) from operations
Net investment income	$0.036		$—
Net realized and unrealized gain	0.944		—
Total income from operations	$0.980		$—
Net asset value — End of period	$10.980		$10.000
Total Return(3)	9.80	%(7)	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42		$10
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.26	%(5)(6)	—	(5)
Expenses after custodian fee reduction(4)	1.26	%(5)(6)	—	(5)
Net investment income	0.69	%(6)	—
Portfolio Turnover of the International Equity Portfolio	12%		—	(8)
Portfolio Turnover of the Large-Cap Growth Portfolio	17%		—	(8)
Portfolio Turnover of the Large-Cap Value Portfolio	16%		—	(8)
Portfolio Turnover of the Multi-Cap Growth Portfolio	71%		—	(8)
Portfolio Turnover of the Small-Cap Growth Portfolio	44%		—	(8)
Portfolio Turnover of the SMID-Cap Portfolio	68%		—	(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class I commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)    The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 5.94% and 68.96% of average daily net assets for the six months ended June 30, 2007 and the period ended December 31, 2006, respectively).

(6)  Annualized.

(7)  Not annualized.

(8)  The Fund had no investment operations during the period ended December 31, 2006.

See notes to financial statements
8

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust) and commenced operations on December 29, 2006. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (See Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and other class-specific expenses. The Fund currently invests all of its investable assets in the following six equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (the Portfolios). Effective July 1, 2007, Multi-Cap Growth Portfolio's name was changed from Growth Portfolio. Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (4.3%, 1.0%, less than 0.1%, 0.3%, 1.0% and 1.9%, respectively, at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in thepreparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors,

9

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and certain Portfolios may invest in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and EVM, respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Offering Costs — Offering costs incurred by the Fund are amortized to expense over twelve months.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

10

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	288,955	48,000
Redemptions	(4,884)	—
Net increase	284,071	48,000
Class C	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	88,473	1,000
Redemptions	(2)	—
Net increase	88,471	1,000
Class I	Six Months Ended June 30, 2007 (Unaudited)	Period Ended December 31, 2006(1)
Sales	2,845	1,000
Redemptions	—	—
Net increase	2,845	1,000

(1) Class A, Class C, and Class I commenced operations on December 29, 2006.

At June 30, 2007, EVM owned 12% of the value of outstanding shares of the Fund.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annualized) of average daily net assets of the Fund up to $500 million that are invested directly in securities. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent Fund assets are invested in the Portfolios, the Fund is allocated its share of the advisory fee paid by each Portfolio in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $5,825 for the six months ended June 30, 2007. There were no advisory fees paid by the Fund for investing directly in securities for the six months ended June 30, 2007. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $1,617. Pursuant to a voluntary expense reimbursement, the administrator was allocated $62,151 of the Fund's operating expenses for the six months ended June 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended June 30, 2007, EVM received $50 in sub-transfer agent fees. Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Certain officers and Trustees of the Fund and Portfolios are officers of EVM.

The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $5,404, as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $2,342 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts

11

Eaton Vance Equity Asset Allocation Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

theretofore paid to EVD. Distribution fees paid or accrued for the six months ended June 30, 2007 amounted to $970 for Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $48,000. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to Class C. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $323 for Class C shares.

6  Contingent Deferred Sales Charge

A 1% contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSCs received on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD did not receive any CDSC paid by shareholders for Class A and Class C shares for the six months ended June 30, 2007.

7  Investment Transactions

For the six months ended June 30, 2007, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
International Equity Portfolio	$884,644	$11,945
Large-Cap Growth Portfolio	1,105,804	14,933
Large-Cap Value Portfolio	995,224	13,440
Multi-Cap Growth Portfolio	530,786	7,168
Small-Cap Growth Portfolio	331,742	4,480
SMID-Cap Portfolio	575,020	7,765

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on November 13, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement, of the Eaton Vance Equity Asset Allocation Fund (the "Fund") with Eaton Vance Management (the "Adviser"). The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in the Growth Portfolio, the International Equity Portfolio, the Large-Cap Growth Portfolio, the Large-Cap Value Portfolio, the Small-Cap Growth Portfolio and the SMID-Cap Portfolio (the "Underlying Funds"), although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research ("BMR"), an affiliate of the Adviser. The International Equity Portfolio is sub-advised by Eagle Global Advisors, L.L.C. ("Eagle") and the SMID-Cap Portfolio is sub-advised by Atlanta Capital Management, LLC ("Atlanta Capital" and, together with Eagle, the "Sub-advisers"). Atlanta Capital is an affiliate of the Adviser. The Board reviewed information furnished for the November 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory and sub-advisory agreements for other Eaton Vance Funds, including the Underlying Funds. Such information included, among other things, the following:

Information about Fees, Underlying Fund Performance and Expenses

•  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•  An independent report comparing the investment performance of the Underlying Funds to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance of the Underlying Funds in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund and the Underlying Funds, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation both for the Fund, in the event the Fund chooses to invest directly, and by BMR and the Sub-advisers for the Underlying Funds, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Funds' and the Underlying Funds' brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund and Underlying Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser, BMR, and the Sub-advisers

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and Underlying Funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

13

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator); and

•  The terms of the advisory and sub-advisory agreements of the Fund and of the Underlying Funds

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and to the Underlying Funds by BMR and the Sub-advisers.

The Board considered each of the Adviser's, BMR's, and the Sub-adviser's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its respective investment professionals and other personnel who provide portfolio management, investment research, and similar services to any Underlying Fund, as applicable, or the Fund. The Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. The Board further noted that the Adviser would be deciding the allocation of assets among the Underlying Funds and, potentially, other assets.

The Board reviewed the compliance programs of the Adviser, BMR and the Sub-advisers. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record. However, the Board had previously reviewed comparative performance data for the Underlying Funds in connection with the annual review of the advisory contracts for the Underlying Funds that last concluded in April of 2006 and will be reviewing performance of the Underlying Funds in connection with the annual advisory contract review for those Funds. The Board concluded that it would be appropriate to consider the performance of the Underlying Funds as part of the upcoming contract review process.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for a one-year period. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

14

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, BMR and the Sub-advisers, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

15

Eaton Vance Equity Asset Allocation Fund

INVESTMENT MANAGEMENT

Eaton Vance Equity Asset Allocation Fund

Officers
Thomas E. Faust Jr.
President and Trustee
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

16

Investment Adviser of
International Equity Portfolio, Large-Cap Growth Portfolio,
Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio
and SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Asset Allocation Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2841-8/07  EAASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 10, 2007

By:	/s/Thomas E. Faust Jr
Thomas E. Faust Jr.
President

Date:	August 10, 2007